PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.4%
Asset-Backed Securities 23.3%
Automobiles 1.0%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A	6.022%	05/17/32		3,743	$3,768,115
Series 2024-A, Class D, 144A	6.315	05/17/32		1,872	1,883,908
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class D, 144A	3.040	09/22/25		6,667	6,642,411
Series 2020-02A, Class A, 144A	2.020	02/20/27		27,000	25,829,731
Series 2023-08A, Class A, 144A	6.020	02/20/30		55,400	57,456,448
Series 2024-01A, Class A, 144A	5.360	06/20/30		48,300	49,030,286
Series 2024-01A, Class B, 144A	5.850	06/20/30		6,000	6,089,810

Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.847(c)	12/26/31		3,036	3,043,991
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		6,672	6,729,131
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	6,600	4,697,753
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	6,600	4,745,843

Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33		17,892	17,051,232
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		91,400	84,594,511
Series 2021-02A, Class B, 144A	2.120	12/27/27		10,100	9,322,348
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		7,581	7,667,221
Series 2020-02, Class R, 144A	31.355	02/25/28		4,195	4,362,575
Series 2021-01, Class E, 144A	2.365	09/25/28		15	14,816
Series 2021-01, Class F, 144A	4.280	09/25/28		3,800	3,789,428
Series 2021-01, Class R, 144A	28.348	09/25/28		5,780	6,501,963
Series 2021-02, Class F, 144A	4.393	12/26/28		6,163	6,123,276
Series 2021-02, Class G, 144A	8.482	12/26/28		4,100	4,160,560
Series 2021-03, Class F, 144A	3.694	02/26/29		2,900	2,853,030
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		70,693	69,838,184
Series 2019-01A, Class B, 144A	3.950	11/14/28		25,000	24,378,720
Series 2022-01A, Class D, 144A	5.900	12/16/30		8,465	8,410,582
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class F, 144A	12.240	12/15/33		1,050	1,073,888
Series 2023-B, Class G, 144A	17.128	12/15/33		3,230	3,242,693
Series 2024-A, Class E, 144A	7.762	06/15/32		2,904	2,911,447

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)

Santander Bank NA, Series 2021-01A, Class E, 144A	6.171%	12/15/31		4,250	$4,227,639
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class R, 144A	0.000	08/15/28		27	1,320,376
Santander Drive Auto Receivables Trust,
Series 2023-06, Class C	6.400	03/17/31		7,800	8,098,776
Series 2024-02, Class D	6.280	08/15/31		18,820	19,347,289

World Omni Select Auto Trust, Series 2021-A, Class D	1.440	11/15/27		2,150	2,050,561
					461,258,542
Collateralized Loan Obligations 20.5%
AGL CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.704(c)	07/20/34		7,000	7,005,289
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.812(c)	04/20/37		67,750	68,124,149
Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	7.063(c)	04/15/34		6,500	6,505,284

AlbaCore EURO CLO DAC (Ireland), Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	3.200(c)	06/15/34	EUR	24,500	26,132,933
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.663(c)	07/15/31		91,385	91,586,705
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.741(c)	01/19/35		57,250	57,303,563
Series 2021-18A, Class B1, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 0.000%)	7.063(c)	04/15/34		6,000	6,012,466
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.672(c)	04/20/35		21,000	21,008,841
Anchorage Capital Europe CLO DAC (Ireland),
Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.535(c)	04/15/34	EUR	47,000	50,628,563
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.438(c)	01/22/38	EUR	33,400	36,424,937

Apidos CLO (Cayman Islands), Series 2018-18A, Class AR, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	6.432(c)	10/22/30		20,277	20,279,626

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Ares European CLO DAC (Ireland), Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)	4.455%(c)	04/15/32	EUR	35,335	$38,162,177
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	4.588(c)	11/15/31	EUR	40,322	43,649,782
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	8,892	9,628,588

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.698(c)	11/27/31		64,309	64,343,509
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2023-21A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.482(c)	07/20/35		163,250	164,229,010
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	4.630(c)	06/22/34	EUR	32,000	34,655,408
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 3.280%, Floor 1.180%)	3.280(c)	06/22/34	EUR	22,500	23,993,482

Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.704(c)	10/21/34		125,750	125,868,519
Bain Capital Euro CLO DAC (Ireland), Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	4.565(c)	07/15/34	EUR	47,750	51,515,083
Barings CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.644(c)	01/20/34		128,400	128,521,531
Barings Euro CLO DAC (Ireland), Series 2019-01A, Class A, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	4.645(c)	04/15/36	EUR	13,600	14,666,923
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.332(c)	10/20/35		151,000	152,141,620
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.944(c)	04/20/37		43,250	43,487,287
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.695(c)	04/24/34		114,000	114,140,334
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	12/19/32		92,500	92,727,578
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.582(c)	03/09/34		49,500	49,545,708

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.733%(c)	10/15/34		53,525	$53,615,265
Blackrock European CLO Designated Activity Co. (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	4.558(c)	07/19/35	EUR	105,500	113,859,825
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.707(c)	08/20/32		118,500	118,535,017
BlueMountain Fuji Eur CLO DAC (Ireland), Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	5.235(c)	01/15/33	EUR	13,200	14,281,857
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	4.285(c)	04/15/31	EUR	47,017	50,472,674
Bosphorus CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.651(c)	05/25/34	EUR	123,800	133,420,882
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.714(c)	07/20/34		19,410	19,459,886
Capital Four CLO DAC (Ireland),
Series 06A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	5.415(c)	10/25/36	EUR	85,250	93,188,213
Series 06A, Class B, 144A, 3 Month EURIBOR + 2.450% (Cap N/A, Floor 2.450%)	6.135(c)	10/25/36	EUR	19,000	20,779,886

Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.469(c)	03/15/32	EUR	164,076	176,971,164
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)	6.575(c)	07/27/31		1,383	1,386,622
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	6.382(c)	01/20/32		70,184	70,217,476

Carlyle Global Market Strategies Euro CLO DAC (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	4.415(c)	01/25/32	EUR	20,765	22,383,384

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.624%(c)	04/20/31		6,009	$6,012,608
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	07/20/34		150,500	150,902,347

CarVal CLO Ltd. (Cayman Islands), Series 2019-01A, Class ANR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.372%)	6.654(c)	04/20/32		24,378	24,401,823
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	6.481(c)	01/15/32		52,439	52,446,072
Series 2021-07RA, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.151(c)	01/15/32		15,800	15,811,908
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.724(c)	01/20/35		72,425	72,636,669
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.724(c)	07/20/34		39,850	39,944,309
Series 2021-14A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	7.044(c)	04/20/34		13,000	12,952,121

CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.735(c)	01/15/34	EUR	68,500	74,127,861
CIFC Funding Ltd. (Cayman Islands), Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)	6.703(c)	07/15/34		61,250	61,384,303
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.854(c)	04/20/37		47,390	47,653,232
Series 2021-01A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.762%)	7.044(c)	04/22/34		9,200	9,224,763

CQS US CLO Ltd. (United Kingdom), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	7.175(c)	01/25/37		41,000	41,058,056
Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.734(c)	07/20/34		59,500	59,602,084
Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.667(c)	01/17/34		102,500	102,556,160
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	4,270	4,520,676

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland), (cont’d.)
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	4.349%(c)	09/15/31	EUR	104,396	$112,477,313
Series 12A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.448(c)	01/23/32	EUR	214,177	230,971,962
Series 12A, Class B2R, 144A	2.100	01/23/32	EUR	15,000	14,979,053
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.672(c)	05/22/32	EUR	48,385	52,278,643
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	4.660(c)	09/22/34	EUR	15,000	16,232,359
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.902(c)	04/20/37		32,300	32,478,361
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.753(c)	07/15/34		50,600	50,623,043
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.744(c)	10/20/34		88,000	88,229,143
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	7.152(c)	10/20/36		25,750	25,877,354
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.694(c)	04/20/34		112,250	112,345,053
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.812(c)	04/20/37		36,500	36,688,866
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.841(c)	04/20/37		53,915	54,207,591

Gallatin CLO Ltd. (Bermuda), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.401(c)	10/14/35		115,000	116,012,586
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	6.573(c)	04/15/31		45,990	46,000,778
Series 2018-01A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 0.000%)	6.963(c)	04/15/31		10,000	10,011,625

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.569(c)	04/26/31		19,138	19,142,080
Grosvenor Place CLO DAC (Ireland), Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.414(c)	05/24/38	EUR	103,000	111,999,346

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Harvest CLO DAC (Ireland), Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	5.148%(c)	07/25/37	EUR	71,750	$77,876,269
Hayfin Emerald CLO DAC (Ireland),
Series 10A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	5.822(c)	07/18/38	EUR	25,750	27,899,763
Series 10A, Class B2R, 144A	5.800	07/18/38	EUR	7,500	8,124,870
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.655(c)	12/25/35	EUR	43,250	46,780,478
Series 05A, Class B2, 144A	2.100	10/25/34	EUR	15,000	14,779,675
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 0.000%)	6.704(c)	10/20/29		2,396	2,400,294
Series 2013-02RR, Class A2, 144A, 3 Month SOFR + 1.887% (Cap N/A, Floor 0.000%)	7.169(c)	10/20/29		1,025	1,026,072
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.618(c)	05/06/30		16,327	16,334,767
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.598(c)	02/05/31		3,260	3,262,798
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.684(c)	04/20/34		11,500	11,512,765
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	5.428(c)	01/26/38	EUR	99,750	108,799,019
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	6.448(c)	01/26/38	EUR	20,000	21,912,987

Invesco Euro CLO DAC (Ireland), Series 04A, Class B2, 144A	1.950	04/15/33	EUR	10,000	10,126,311
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	6.512(c)	10/20/31		40,781	40,932,404
Jubilee CLO DAC (Ireland),
Series 2013-10A, Class A1RR, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.515(c)	07/15/34	EUR	21,317	22,933,682
Series 2013-10A, Class A2RR, 144A, 3 Month EURIBOR + 1.000% (Cap 3.100%, Floor 1.000%)	3.100(c)	07/15/34	EUR	30,000	31,853,767
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.743(c)	01/15/31		836	836,406

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands), (cont’d.)
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.714%(c)	07/20/34		64,750	$64,827,700

LCM Ltd. (Cayman Islands), Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.714(c)	10/20/34		5,750	5,754,775
Madison Park Euro Funding DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.485(c)	07/15/32	EUR	94,302	101,769,087
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.882(c)	01/22/37		57,750	58,140,044
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)	6.643(c)	10/15/32		123,680	123,828,416
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.667(c)	07/17/34		94,500	94,731,062
Series 2021-48A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.691(c)	04/19/33		47,840	47,897,532
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.779(c)	04/18/37		126,465	126,980,648
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.379(c)	07/27/34		78,500	78,500,000
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	04/21/31		3,757	3,759,608
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	7.344(c)	04/21/31		17,500	17,549,810
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	07/20/31		25,241	25,265,715
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	6.593(c)	10/23/34		53,000	53,047,827

Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.342(c)	05/15/37	EUR	102,500	111,823,617
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.566(c)	10/12/30		90,106	90,175,650
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.813(c)	10/15/34		47,700	47,847,274

Nassau Euro CLO DAC (Ireland), Series 04A, Class B, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	5.861(c)	07/20/38	EUR	20,000	21,668,874

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Nassau Ltd. (United Kingdom), Series 2022-01A, Class A2R, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	6.951%(c)	01/15/31		24,500	$24,503,224
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.558(c)	07/22/34	EUR	98,400	106,041,730
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	3.200(c)	07/22/34	EUR	19,000	19,948,405

Northwoods Capital Ltd. (Cayman Islands), Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.729(c)	07/19/37		84,529	84,561,544
OAK Hill European Credit Partners DAC (Ireland), Series 2017-06A, Class A1, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	4.418(c)	01/20/32	EUR	8,120	8,786,661
Oaktree CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.654(c)	04/22/30		102,564	102,781,544
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 0.868% (Cap N/A, Floor 0.868%)	6.154(c)	04/17/31		28,071	28,099,701
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.767(c)	10/30/30		182	182,006
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.594(c)	04/20/31		41,493	41,555,457

OZLME DAC (Ireland), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.569(c)	08/24/30	EUR	38,529	41,696,403
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	6.717(c)	05/21/34		109,500	109,537,022
Palmer Square European CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	4.615(c)	04/15/35	EUR	15,000	16,217,008
Series 2021-02A, Class A2, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	04/15/35	EUR	10,500	11,230,075

PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.713(c)	07/15/31		35,976	36,055,147

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Providus CLO DAC (Ireland), Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.435%(c)	07/15/31	EUR	178,840	$193,065,988
Rad CLO Ltd. (Cayman Islands), Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 1.400%)	6.945(c)	04/23/34		12,000	12,012,431
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.755(c)	06/20/34		40,600	40,639,488
Series 2021-01A, Class B, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)	7.013(c)	01/15/34		10,000	10,000,000
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.802(c)	01/20/36		43,300	43,341,460
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.724(c)	10/20/34		97,000	97,033,727
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	7.182(c)	01/20/36		53,500	53,942,097
Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.032(c)	01/20/36		20,000	20,179,732

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	6.425(c)	07/25/31		43,458	43,494,544
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.689(c)	05/07/31		36,669	36,663,502
Silver Rock CLO (Cayman Islands), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	7.162(c)	01/20/36		45,250	45,253,982
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	7.072(c)	01/20/37		65,000	65,354,081
Sona Fios CLO DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	5.535(c)	07/15/36	EUR	43,420	47,399,292
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.524(c)	10/20/30		1,446	1,447,668
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.624(c)	01/20/32		19,039	19,081,362
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.625(c)	04/25/35		45,000	45,103,307

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

St. Pauls CLO DAC (Ireland), Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.665%(c)	10/25/35	EUR	34,750	$37,530,365
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.515(c)	04/25/30	EUR	72,764	78,640,170
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	4.536(c)	02/20/30	EUR	104,421	112,555,986
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	4.564(c)	07/18/34	EUR	90,050	97,096,851

Strata CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.662(c)	10/20/33		33,750	33,782,987
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.645(c)	07/23/33		66,000	66,161,746
Series 2021-26A, Class B1R, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	7.044(c)	04/20/33		10,000	9,984,005

TCW CLO AMR Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.338(c)	08/16/34		16,600	16,603,360
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.705(c)	10/29/34		141,000	141,047,813
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.704(c)	04/20/34		47,500	47,526,443
Series 2021-01A, Class B, 144A, 3 Month SOFR + 1.762% (Cap N/A, Floor 1.500%)	7.044(c)	03/18/34		15,000	15,005,970
Series 2022-01A, Class B, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.132(c)	04/22/33		18,000	18,028,012

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.787(c)	01/17/30		18,485	18,510,264
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	6.852(c)	07/20/37		43,000	43,231,237
Tikehau CLO DAC (Ireland), Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	4.585(c)	10/15/31	EUR	19,889	21,503,294
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	7.152(c)	01/20/36		105,500	105,595,499

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Tikehau US CLO Ltd. (Bermuda), (cont’d.)
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.501%(c)	07/15/34		47,250	$47,666,821
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.251(c)	01/15/36		27,500	27,652,042
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.732(c)	07/18/37		56,000	56,116,698
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.675(c)	07/25/34	EUR	98,050	105,933,252
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.675(c)	07/15/34	EUR	115,250	124,427,555
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.544(c)	04/15/37	EUR	98,750	107,637,179

Trimaran Cavu Ltd., Series 2019-01A, Class B, 144A, 3 Month SOFR + 2.462% (Cap N/A, Floor 2.200%)	7.744(c)	07/20/32		33,500	33,579,408
Trinitas CLO Ltd. (Bermuda),
Series 2023-22A, Class A1, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.132(c)	07/20/36		101,500	102,032,499
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	6.972(c)	01/20/35		79,150	79,339,042
Series 2023-26A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	7.782(c)	01/20/35		19,000	19,106,094
Vendome Funding CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.950% (Cap N/A, Floor 0.950%)	4.638(c)	07/20/34	EUR	73,900	79,905,503
Series 01A, Class A2R, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	07/20/34	EUR	24,000	25,658,595
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.823(c)	01/15/32		38,225	38,320,097
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.641(c)	07/18/31		33,733	33,766,997
Series 2018-33A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	7.113(c)	07/15/31		8,000	7,967,093
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.693(c)	04/15/34		10,000	10,009,420

Vibrant CLO Ltd. (Cayman Islands), Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	6.664(c)	07/20/31		98,342	98,514,131

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.627%(c)	10/17/32		93,500	$93,664,364
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.701(c)	07/19/34		121,000	121,146,688
Voya Euro CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.435(c)	10/15/30	EUR	31,105	33,597,433
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.655(c)	10/15/34	EUR	81,870	88,451,072

Warwick Capital CLO Ltd. (United Kingdom), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.251(c)	01/15/37		50,000	50,277,675
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.744(c)	10/20/31		12,050	12,062,488
Series 2019-XA, Class A2R, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 0.000%)	7.294(c)	07/20/32		13,000	13,008,124
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	6.501(c)	04/15/33		44,250	44,251,889

Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.853(c)	04/15/30		11,848	11,867,293
					9,591,583,202
Consumer Loans 0.5%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1B, 144A	5.930	02/15/29		3,000	3,007,456
Series 2024-A, Class 1C, 144A	6.160	02/15/29		3,000	3,013,418
Series 2024-A, Class 1D, 144A	6.890	02/15/29		2,000	2,010,731

Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	8,249	5,892,667
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	07/25/59		6,300	6,305,839
Series 2024-01, Class A4, 144A	5.670	07/25/59		18,600	18,606,551

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		15,900	15,079,228
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		3,820	3,792,900
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		68,400	64,612,158

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust, (cont’d.)
Series 2023-01A, Class D, 144A	7.490%	06/14/38	1,300	$1,369,393
Series 2023-02A, Class C, 144A	6.740	09/15/36	20,700	21,384,982
Series 2023-02A, Class D, 144A	7.520	09/15/36	25,130	26,126,681
Series 2024-01A, Class A, 144A	5.790	05/14/41	67,000	69,844,271

Oportun Funding XIV LLC, Series 2021-A, Class A, 144A	1.210	03/08/28	9,515	9,236,778
				250,283,053
Home Equity Loans 0.3%
ABFC Trust, Series 2003-OPT01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	6.104(c)	04/25/33	1,465	1,473,017
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	6.439(c)	11/25/33	322	315,181
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	3.551(c)	01/25/34	6	6,124
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE09, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	6.439(c)	12/25/34	1,094	994,731
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE08, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	6.439(c)	09/25/34	206	203,112
BRAVO Residential Funding Trust, Series 2024-CES01, Class A1A, 144A	6.377	04/25/54	4,317	4,352,387
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)	8.389(c)	10/25/31	31	31,678
GSAA Trust, Series 2006-07, Class AF2	5.995(cc)	03/25/46	575	214,192
Home Equity Asset Trust, Series 2004-07, Class M1, 1 Month SOFR + 1.044% (Cap N/A, Floor 0.930%)	6.394(c)	01/25/35	7	7,327
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.044(c)	03/25/54	10,138	10,222,414

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
JPMorgan Mortgage Trust, (cont’d.)
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.944%(c)	05/25/54	6,328	$6,368,103
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	6.544(c)	10/20/54	13,172	13,178,989

Merrill Lynch Mortgage Investors Trust, Series 2003-OPT01, Class A3, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	6.184(c)	07/25/34	130	124,630
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE03, Class A4, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	6.264(c)	03/25/34	483	466,029
Series 2004-HE08, Class A7, 1 Month SOFR + 1.174% (Cap N/A, Floor 1.060%)	6.524(c)	09/25/34	663	656,469

New Century Home Equity Loan Trust, Series 2003-A, Class A, 144A, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	3.614(c)	10/25/33	877	857,692
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	11,432	11,470,152
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	5,509	5,586,826
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	39,450	40,236,292
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	12,410	12,424,542
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	12,452	12,571,564
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	36,585	36,838,986
				158,600,437
Other 0.3%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57	26,586	27,214,981
Series 2024-01GS, Class A, 144A	6.250	06/20/57	46,149	47,151,658

Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 2.800%)	8.992(c)	10/16/25	17,150	17,050,165
Sunrun Artemis Issuer LLC, Series 2024-02A, Class A1, 144A	6.250	07/30/59	25,758	26,367,552
				117,784,356

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 0.2%
Chase Funding Trust, Series 2002-02, Class 1A5	6.333%	04/25/32		15	$15,002
Countrywide Asset-Backed Certificates,
Series 2003-BC05, Class 2A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.164(c)	12/25/33		309	302,241
Series 2004-03, Class 3A3, 1 Month SOFR + 0.874% (Cap N/A, Floor 0.760%)	6.224(c)	08/25/34		10	10,322
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	5.884(c)	08/25/34		2,726	2,618,541
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)	6.244(c)	11/25/34		247	234,137
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.514(c)	11/25/34		158	157,102

Credit Suisse Mortgage Trust, Series 2018-RPL04, 144A	4.790	07/25/50		15,634	14,152,064
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB08, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	3.629(c)	12/25/35		383	376,246
GSAMP Trust, Series 2004-AR01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	6.439(c)	06/25/34		1,106	1,120,328
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.801(c)	11/25/60	EUR	8,392	8,702,678
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A2A, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	6.184(c)	06/25/35		65	72,115
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)	7.309(c)	01/25/35		1,063	1,035,859

Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.604(c)	09/27/75	EUR	32,538	34,855,760
Specialty Underwriting & Residential Finance Trust, Series 2003-BC02, Class M1, 1 Month SOFR + 1.239% (Cap N/A, Floor 1.125%)	6.589(c)	06/25/34		389	381,302
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.414(c)	07/25/33		467	459,964

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust, (cont’d.)
Series 2003-BC10, Class A4, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	6.464%(c)	10/25/33		40	$43,437
Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	6.460(c)	09/25/34		682	681,983
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)	6.400(c)	09/25/34		496	498,588
TFS (Spain),
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.850(c)	03/15/26	EUR	42,177	34,116,075
					99,833,745
Student Loans 0.5%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)	6.797(c)	06/25/47		42,023	42,169,449
Series 2024-EDU01, Class C, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.147(c)	06/25/47		3,106	3,116,970
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		82,210	14,573,347
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		16,884	15,848,643
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		20,540	19,439,337
Series 2019-A, Class R, 144A	0.000	10/25/48		31,511	7,808,846
SMB Private Education Loan Trust,
Series 2024-A, Class A1A, 144A	5.240	03/15/56		67,147	68,077,072
Series 2024-D, Class A1A, 144A	5.380	07/05/53		28,000	28,401,940

SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month SOFR + 3.364% (Cap N/A, Floor 1.250%)	8.714(c)	11/29/24		27,513	27,532,048
					226,967,652

Total Asset-Backed Securities (cost $11,186,904,090)					10,906,310,987
Commercial Mortgage-Backed Securities 11.0%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		39,245	29,436,839
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		40,253	29,387,493

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.172%(cc)	05/15/49	7,683	$7,380,691
BANK,
Series 2017-BNK08, Class A3	3.229	11/15/50	8,520	8,055,437
Series 2019-BN20, Class A2	2.758	09/15/62	48,804	44,339,444
Series 2019-BN21, Class XB, IO	0.356(cc)	10/17/52	206,158	3,369,137
Series 2019-BN24, Class A2	2.707	11/15/62	69,780	62,465,075
Series 2020-BN29, Class A3	1.742	11/15/53	37,450	30,581,580
Series 2023-BNK46, Class A21	6.725(cc)	08/15/56	74,030	77,466,784

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903	07/15/49	2,096	2,031,415
BANK5,
Series 2023-05YR02, Class A3	6.656(cc)	07/15/56	96,500	101,705,085
Series 2023-05YR02, Class XA, IO	0.535(cc)	07/15/56	174,096	3,250,566
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	16,213,106
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	6,344,824
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	5,112,364
Series 2016-ETC, Class D, 144A	3.609(cc)	08/14/36	21,720	18,625,093
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	13,900	11,527,472
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38	7,345	6,587,421
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38	10,055	8,875,594
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	19,295	16,443,174
Series 2019-C03, Class A3	3.319	05/15/52	55,700	52,448,596
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	7.583(c)	10/15/37	59,000	58,705,000
Series 2020-C08, Class XB, IO	1.020(cc)	10/15/53	119,592	6,692,847
Series 2024-5C27, Class A3	6.014	07/15/57	95,400	99,628,500

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	14,600	14,043,797
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51	16,250	15,489,357
Series 2019-B10, Class A3	3.455	03/15/62	39,872	37,480,842
Series 2019-B11, Class A4	3.281	05/15/52	61,825	57,213,609
Series 2019-B12, Class A4	2.859	08/15/52	81,000	73,887,196
Series 2019-B13, Class A3	2.701	08/15/57	38,700	34,790,793
Series 2019-B14, Class A3	3.090	12/15/62	48,180	46,053,638
Series 2019-B14, Class A4	2.795	12/15/62	57,600	51,988,810
Series 2020-B17, Class A4	2.042	03/15/53	95,550	80,917,253
Series 2020-B20, Class A3	1.945	10/15/53	13,000	11,287,363
Series 2020-B21, Class A4	1.704	12/17/53	37,450	31,616,649
Series 2020-IG01, Class A2	2.677	09/15/43	28,000	25,713,803
Series 2023-V03, Class A3	6.363(cc)	07/15/56	30,000	31,313,802

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust, (cont’d.)
Series 2024-V08, Class A3	6.189%	07/15/57	167,800	$176,166,391
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	7.190(c)	07/15/41	37,000	36,919,062
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	7.889(c)	07/15/41	7,500	7,483,548
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	6.792(c)	08/15/26	42,100	41,889,500
BMO Mortgage Trust,
Series 2023-C05, Class A2	6.518	06/15/56	25,000	25,797,480
Series 2024-5C05, Class A3	5.857	02/15/57	94,600	97,565,984

BPR Trust, Series 2023-BRK02, Class A, 144A	6.899(cc)	10/05/38	91,309	95,702,446
BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.991(c)	08/15/39	87,200	87,090,791
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	37,610	35,897,342
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	55,314	52,987,054
Series 2017-CD06, Class A4	3.190	11/13/50	81,000	77,237,007
Series 2018-CD07, Class A3	4.013	08/15/51	27,098	26,067,733

CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.949(c)	09/15/38	83,750	84,011,719
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	22,984	22,400,396
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	13,581,022
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	19,810,433

CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	19,353	18,479,198
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	27,653
Series 2017-C04, Class A3	3.209	10/12/50	63,251	60,006,018
Series 2017-P07, Class A3	3.442	04/14/50	15,680	15,064,673
Series 2019-GC41, Class A4	2.620	08/10/56	105,000	94,471,230
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	79,514,676

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.208(c)	11/15/37	50,860	50,700,992
Commercial Mortgage Trust,
Series 2014-UBS04, Class A5	3.694	08/10/47	1,413	1,409,756

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2014-UBS06, Class A4	3.378%	12/10/47	5,195	$5,167,700
Series 2016-COR01, Class A4	3.091	10/10/49	6,400	6,092,317
Series 2017-COR02, Class A2	3.239	09/10/50	99,501	94,658,771
Series 2018-COR03, Class A2	3.961	05/10/51	54,997	52,681,355
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	31,081,802
Series 2024-277P, Class A, 144A	6.338	08/10/44	29,200	29,738,614
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	97,400	3,114,696
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	94,640	84,095,334
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	12,807,495
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A4	3.505	04/15/50	10,000	9,904,361
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	157,347
Series 2018-CX11, Class A3	4.095	04/15/51	436	424,680
Series 2019-C16, Class A2	3.067	06/15/52	37,140	34,145,044
Series 2019-C17, Class A4	2.763	09/15/52	37,150	33,790,459

DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	7.625(c)	05/15/35	3,882	3,801,198
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	23,960	18,004,210
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A4	3.071	06/10/50	6,850	6,477,940
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	30,650	26,784,465
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0043, Class X1, IO	0.498(cc)	12/25/24	68,349	64,508
Series K0044, Class X1, IO	0.737(cc)	01/25/25	320,166	537,142
Series K0052, Class X1, IO	0.620(cc)	11/25/25	129,031	875,667
Series K0053, Class X1, IO	0.865(cc)	12/25/25	128,954	1,173,904
Series K0055, Class X1, IO	1.328(cc)	03/25/26	248,101	4,619,243
Series K0058, Class XAM, IO	0.814(cc)	08/25/26	59,334	858,575
Series K0069, Class X1, IO	0.340(cc)	09/25/27	508,882	5,029,637
Series K0087, Class X1, IO	0.362(cc)	12/25/28	415,002	5,761,853
Series K0090, Class X1, IO	0.707(cc)	02/25/29	455,113	12,923,389
Series K0091, Class X1, IO	0.561(cc)	03/25/29	547,248	12,520,985
Series K0092, Class XAM, IO	0.983(cc)	04/25/29	53,046	2,226,192
Series K0093, Class X1, IO	0.942(cc)	05/25/29	392,857	14,384,913
Series K0095, Class X1, IO	0.950(cc)	06/25/29	514,288	19,603,831
Series K0096, Class XAM, IO	1.393(cc)	07/25/29	56,489	3,341,002
Series K0097, Class X1, IO	1.090(cc)	07/25/29	525,290	23,717,222
Series K0101, Class X1, IO	0.833(cc)	10/25/29	464,793	16,788,592
Series K0108, Class X1, IO	1.690(cc)	03/25/30	326,785	25,370,018

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K0114, Class X1, IO	1.115%(cc)	06/25/30	256,091	$13,719,626
Series K0735, Class X1, IO	0.958(cc)	05/25/26	252,693	3,191,714
Series K1513, Class X1, IO	0.856(cc)	08/25/34	332,622	18,829,766
Series Q001, Class XA, IO	2.100(cc)	02/25/32	23,714	1,630,308
Series Q002, Class XA, IO	0.945(cc)	07/25/33	30,527	1,228,194

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month SOFR + 2.344% (Cap N/A, Floor 2.230%)	7.679(c)	08/01/24	174,000	173,330,605
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.393(c)	10/15/36	6,770	6,685,375
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.201(cc)	06/10/47	37,110	10,621
Series 2014-GC24, Class A5	3.931	09/10/47	13,126	13,102,431
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	4,677
Series 2015-GC34, Class A4	3.506	10/10/48	11,245	10,836,893
Series 2017-GS06, Class A2	3.164	05/10/50	13,336	12,635,668
Series 2018-GS09, Class A3	3.727	03/10/51	10,457	10,080,077
Series 2019-GC39, Class A3	3.307	05/10/52	73,000	67,643,574
Series 2019-GC40, Class A2	2.971	07/10/52	564	551,589
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	45,096,435
Series 2019-GSA01, Class A2	2.613	11/10/52	5,690	5,374,718
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	38,354,299

Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	4,000	3,640,762
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4	3.801	09/15/47	6,179	6,160,787
Series 2014-C23, Class XA, IO	0.433(cc)	09/15/47	14,844	148
Series 2014-C24, Class A5	3.639	11/15/47	7,640	7,595,181
Series 2014-C25, Class A4A1	3.408	11/15/47	1,381	1,376,373
Series 2014-C26, Class A3	3.231	01/15/48	5,874	5,838,125
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	66,596,881
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	29,451,697
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	29,216,532
Series 2019-COR04, Class A5	4.029	03/10/52	4,797	4,447,154
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	35,352,493
Series 2019-COR05, Class XB, IO	0.945(cc)	06/13/52	65,497	2,642,666
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	24,248	23,114,496
Series 2017-C07, Class A4	3.147	10/15/50	70,000	66,486,434
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	71,992,574

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A4	2.627%	08/15/49	19,933	$19,064,136
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,269,346
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A4	3.526	12/15/47	18,526	18,382,702
Series 2016-C31, Class A5	3.102	11/15/49	11,509	10,859,722
Series 2017-C34, Class A3	3.276	11/15/52	18,615	17,687,863
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	13,434,466
Series 2017-H01, Class A4	3.259	06/15/50	51,175	49,054,262
Series 2018-H03, Class A4	3.914	07/15/51	8,100	7,781,202
Series 2018-H04, Class A3	4.043	12/15/51	17,213	16,605,391
Series 2019-H06, Class A3	3.158	06/15/52	47,750	44,379,729
Series 2019-H07, Class A3	3.005	07/15/52	72,600	66,665,509
Series 2019-L02, Class A3	3.806	03/15/52	41,900	39,968,787
Series 2019-L03, Class A3	2.874	11/15/52	35,957	32,868,284
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	25,000	22,602,115

Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	3.945(cc)	05/10/39	21,000	16,108,905
One Bryant Park Trust, Series 2019-OBP, Class A, 144A	2.516	09/15/54	7,000	6,044,113
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	31,042,007
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126	07/05/36	20,955	20,024,967
SREIT Trust, Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	8.068(c)	11/15/38	71,765	71,395,581
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.196	06/15/50	21,480	20,516,358
Series 2017-C03, Class A3	3.167	08/15/50	13,800	13,163,667
Series 2017-C05, Class A4	3.212	11/15/50	32,275	30,729,015
Series 2017-C06, Class A4	3.320	12/15/50	43,219	41,294,453
Series 2018-C10, Class A3	4.048	05/15/51	69,100	66,873,682
Series 2018-C11, Class A4	3.977	06/15/51	40,000	38,673,192
Series 2018-C15, Class A3	4.075	12/15/51	16,998	16,343,219
Series 2019-C16, Class A3	3.344	04/15/52	31,500	29,964,060
Series 2019-C16, Class XB, IO	0.853(cc)	04/15/52	96,253	3,425,885
Series 2019-C17, Class A3	2.669	10/15/52	80,675	72,011,981
Series 2019-C18, Class A3	2.782	12/15/52	22,850	20,412,472

UBS-Barclays Commercial Mortgage Trust, Series 2013-C05, Class XB, IO, 144A	0.071(cc)	03/10/46	41,314	413

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class XB, IO	0.967%(cc)	06/15/49	36,018	$502,448
Series 2016-C35, Class XB, IO	0.927(cc)	07/15/48	55,952	839,017
Series 2016-C36, Class A3	2.807	11/15/59	26,739	25,555,160
Series 2016-NXS06, Class A4	2.918	11/15/49	59,322	56,371,169
Series 2017-C39, Class A4	3.157	09/15/50	37,000	35,098,052
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	962,960
Series 2018-C44, Class A4	3.948	05/15/51	20,000	19,347,582
Series 2018-C45, Class A3	3.920	06/15/51	23,154	22,372,044
Series 2018-C47, Class A3	4.175	09/15/61	37,629	36,620,490
Series 2018-C48, Class A5	4.302	01/15/52	10,000	9,716,767
Series 2019-C50, Class A4	3.466	05/15/52	34,566	32,645,206
Series 2019-C52, Class A4	2.643	08/15/52	86,325	78,265,344
Series 2019-C53, Class A3	2.787	10/15/52	6,100	5,560,335
Series 2019-C54, Class A3	2.892	12/15/52	44,250	40,063,901
Series 2020-C55, Class A4	2.474	02/15/53	58,725	51,937,717
Series 2024-01CHI, Class A, 144A	5.307(cc)	07/15/35	75,100	74,762,703

Total Commercial Mortgage-Backed Securities (cost $5,472,286,390)				5,173,964,266
Corporate Bonds 32.9%
Aerospace & Defense 0.8%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.000	09/15/50	10,325	6,834,280
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	16,299,115
Sr. Unsec’d. Notes, 144A	5.300	03/26/34	24,815	25,104,618
Boeing Co. (The),
Sr. Unsec’d. Notes(a)	3.200	03/01/29	15,385	13,962,315
Sr. Unsec’d. Notes	3.250	02/01/35	4,105	3,257,128
Sr. Unsec’d. Notes	3.550	03/01/38	1,075	809,200
Sr. Unsec’d. Notes	3.600	05/01/34	50,978	42,375,247
Sr. Unsec’d. Notes	3.625	03/01/48	2,130	1,414,812
Sr. Unsec’d. Notes	3.850	11/01/48	990	682,591
Sr. Unsec’d. Notes	3.900	05/01/49	38,090	26,473,981
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	9,751,385
Sr. Unsec’d. Notes	5.705	05/01/40	12,000	11,414,664
Sr. Unsec’d. Notes	5.805	05/01/50	18,584	17,308,405
Sr. Unsec’d. Notes	5.930	05/01/60	73,860	67,981,115
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	36,550	36,425,730
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	4,294	4,353,042
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29	11,525	11,996,488
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	33,179	33,108,992

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

HEICO Corp., Gtd. Notes	5.250%	08/01/28	9,750	$9,904,380
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	2,700	2,669,248
Sr. Unsec’d. Notes	5.050	06/01/29	15,850	16,033,385

Spirit AeroSystems, Inc., Sr. Sec’d. Notes	3.850	06/15/26	1,660	1,593,634
				359,753,755
Agriculture 0.9%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	58,230	43,276,757
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	41,745	38,005,587
Gtd. Notes	3.557	08/15/27	12,287	11,832,815
Gtd. Notes	4.390	08/15/37	48,796	42,815,587
Gtd. Notes	5.834	02/20/31	4,000	4,153,568
Gtd. Notes	6.343	08/02/30	10,195	10,828,931
Gtd. Notes	7.750	10/19/32	5,000	5,748,599
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	9,736	9,221,452
Gtd. Notes	5.931	02/02/29	23,565	24,471,633
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.100	05/01/30	30,645	26,625,518
Sr. Unsec’d. Notes	4.875	02/13/29	3,000	3,018,643
Sr. Unsec’d. Notes	5.250	02/13/34	96,971	97,692,625
Sr. Unsec’d. Notes	5.625	09/07/33	62,184	64,323,306
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.450	06/12/25	13,411	13,295,734
Gtd. Notes	5.700	08/15/35	2,000	2,020,301

Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	28,375	27,246,437
				424,577,493
Airlines 0.3%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000	01/15/27	2,701	2,641,312

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	3.700%	04/01/28	1,566	$1,509,269
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	6,500	6,209,292
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600	03/22/29	7,778	7,463,084
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	466	464,395
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000	12/10/29	23,327	21,466,318
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	10,110	9,977,053
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	38,315	38,495,948
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450	06/01/29	6,819	6,495,935
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	11,016	10,216,551
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500	09/01/31	9,052	8,485,498
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	8,031	6,996,427
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	34,860	33,982,275
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	9,137,669

US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.625	12/03/26	907	898,962
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	6.375	02/01/30	1,925	1,530,375
				165,970,363

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.0%
VF Corp., Sr. Unsec’d. Notes	2.400%	04/23/25	10,000	$9,763,401
Auto Manufacturers 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	1,055	886,405
Sr. Unsec’d. Notes	4.750	01/15/43	32,088	26,123,429
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	8,275	7,595,952
Sr. Unsec’d. Notes(a)	2.900	02/10/29	3,279	2,938,908
Sr. Unsec’d. Notes	3.815	11/02/27	200	190,124
Sr. Unsec’d. Notes(a)	4.125	08/17/27	7,170	6,900,250
Sr. Unsec’d. Notes	4.134	08/04/25	2,600	2,561,446
Sr. Unsec’d. Notes	4.271	01/09/27	38,820	37,801,433
Sr. Unsec’d. Notes	4.950	05/28/27	3,965	3,914,105
Sr. Unsec’d. Notes	5.800	03/08/29	9,155	9,249,171
Sr. Unsec’d. Notes	5.850	05/17/27	35,675	36,060,761
Sr. Unsec’d. Notes	6.950	03/06/26	8,988	9,182,022
Sr. Unsec’d. Notes	7.350	03/06/30	1,815	1,945,086
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	25,808	26,201,713
Sr. Unsec’d. Notes	6.600	04/01/36	7,295	7,785,598
Sr. Unsec’d. Notes	6.750	04/01/46	8,458	9,042,626
Sr. Unsec’d. Notes	6.800	10/01/27	3,810	4,000,226
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	20,453	19,695,442
Gtd. Notes	4.000	10/06/26	7,785	7,626,748
Gtd. Notes	4.350	01/17/27	4,416	4,349,360
Sr. Unsec’d. Notes	2.350	02/26/27	5,245	4,920,580
Sr. Unsec’d. Notes	2.350	01/08/31	84,135	70,559,609
Sr. Unsec’d. Notes	2.700	08/20/27	2,435	2,281,357
Sr. Unsec’d. Notes	2.900	02/26/25	46,895	46,176,068
Sr. Unsec’d. Notes	4.300	04/06/29	1,460	1,413,420
Sr. Unsec’d. Notes	5.550	07/15/29	720	733,995
Sr. Unsec’d. Notes	5.650	01/17/29	2,775	2,833,270
Sr. Unsec’d. Notes	5.800	06/23/28	1,370	1,407,138
Sr. Unsec’d. Notes	6.000	01/09/28	14,175	14,601,729
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.300	06/24/29	4,000	4,052,603
Sr. Unsec’d. Notes, 144A	5.350	03/19/29	7,175	7,286,724

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	3.800%(cc)	10/24/25	1,980	$1,961,828
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	5.250	03/22/29	29,220	29,511,250
				411,790,376
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	4,025	3,949,531
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	1,171	1,162,860
Gtd. Notes(a)	6.500	04/01/27	17,897	17,938,011

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	2,757	2,749,942
Dana, Inc., Sr. Unsec’d. Notes	5.625	06/15/28	50	48,709
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	4.150	10/01/25	3,900	3,859,837
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	53,943	48,950,739
				78,659,629
Banks 10.0%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	1.849	03/25/26	12,800	12,111,021
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	40,600	40,915,462
Sub. Notes	2.749	12/03/30	6,400	5,473,520
Bank of America Corp.,
Jr. Sub. Notes, Series FF(a)	5.875(ff)	03/15/28(oo)	31,720	31,263,676
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	267,035	231,166,429
Sr. Unsec’d. Notes	3.366(ff)	01/23/26	36,535	36,151,652
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	75,099,812
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	48,286	40,677,028
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	14,481	12,132,050
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	193,909,006
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	16,200	14,033,303
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	45,315	41,944,828
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	26,803	26,109,356
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	14,865	14,314,958
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	21,644	17,804,420

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	4.271%(ff)	07/23/29	1,030	$1,008,383
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	40,400	34,954,835
Sub. Notes, MTN	4.000	01/22/25	41,432	41,141,666
Sub. Notes, MTN	4.450	03/03/26	45,640	45,232,588
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	13,560	11,817,876
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	12,710	12,823,443
Sr. Unsec’d. Notes	5.690(ff)	03/12/30	24,980	25,469,975
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	7,875	8,878,161
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	4,210	4,195,798
Sub. Notes	4.836	05/09/28	7,715	7,546,659
Sub. Notes	5.088(ff)	06/20/30	14,860	14,512,536
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	27,102	25,585,765
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	32,200	29,225,789
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	19,050	16,959,918
Sr. Non-Preferred Notes, 144A	2.591(ff)	01/20/28	19,375	18,277,315
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	18,765	16,159,461
Sr. Non-Preferred Notes, 144A	3.375	01/09/25	20,610	20,395,157
Sr. Non-Preferred Notes, 144A	4.400	08/14/28	4,458	4,363,115
Sr. Non-Preferred Notes, 144A(a)	5.738(ff)	02/20/35	16,700	17,014,521
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	28,300	25,444,049
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	17,175	16,381,348
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	1.652(ff)	10/06/26	30,045	28,726,094
Sr. Non-Preferred Notes, 144A, MTN	3.500	10/23/27	4,330	4,114,324
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	6,850	6,481,281
Sub. Notes, 144A, MTN	4.500	03/15/25	3,000	2,972,235
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	1,004,117

CaixaBank SA (Spain), Sr. Non-Preferred Notes, 144A	6.037(ff)	06/15/35	24,185	24,879,363
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	15,200	15,224,881
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	42,200	43,556,152
Citigroup, Inc.,
Jr. Sub. Notes, Series U(a)	5.000(ff)	09/12/24(oo)	40,750	40,640,871
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	48,265	47,578,372
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	31,420	30,098,323
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	26,270	24,918,142
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	181,110	161,129,713
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	43,755,651

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.400%	05/01/26	19,755	$19,254,990
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	24,020	23,019,196
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	12,182,440
Sr. Unsec’d. Notes	3.700	01/12/26	21,145	20,776,484
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	63,929	58,294,829
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,658,695
Sr. Unsec’d. Notes	5.316(ff)	03/26/41	47,128	46,624,783
Sub. Notes	4.300	11/20/26	705	694,710
Sub. Notes	4.400	06/10/25	22,485	22,286,049
Sub. Notes	4.450	09/29/27	470	463,646
Sub. Notes	4.750	05/18/46	42,640	38,014,355

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	24,593	24,637,788
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	3.244(ff)	12/20/25	22,650	22,430,352
Sr. Non-Preferred Notes, 144A	5.705(ff)	03/01/30	43,015	43,937,809
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129(ff)	11/24/26	27,405	26,250,679
Sr. Non-Preferred Notes	3.961(ff)	11/26/25	9,130	9,077,132
Sr. Non-Preferred Notes	5.706(ff)	02/08/28	17,690	17,846,286
Sr. Non-Preferred Notes	7.146(ff)	07/13/27	12,705	13,116,291
Sub. Notes	3.729(ff)	01/14/32	15,400	13,325,715
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26	6,525	6,296,664
Sr. Unsec’d. Notes	4.250	03/13/26	675	664,961

Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	4,625	4,977,268
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	5,965	5,532,090
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	15,995	15,077,232
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	48,415	40,157,322
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	54,500	46,859,835
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	110,085	83,518,264
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	24,791	24,693,800
Sr. Unsec’d. Notes	3.500	01/23/25	24,530	24,297,681
Sr. Unsec’d. Notes	3.500	04/01/25	3,630	3,583,782
Sr. Unsec’d. Notes	3.750	02/25/26	31,393	30,860,038
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	16,800	16,161,714
Sr. Unsec’d. Notes	3.850	01/26/27	41,450	40,546,037
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	10,000	9,761,342
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	5,230	4,844,337

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sub. Notes	5.150%	05/22/45	7,240	$6,972,238
Sub. Notes	6.750	10/01/37	216	240,861
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.645(ff)	04/18/26	4,200	4,088,503
Sr. Unsec’d. Notes	2.013(ff)	09/22/28	9,365	8,530,044
Sr. Unsec’d. Notes	4.292(ff)	09/12/26	1,625	1,606,278
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	26,415	26,692,383
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	9,560	9,934,265

Intesa Sanpaolo SpA (Italy), Sr. Non-Preferred Notes, 144A	7.778(ff)	06/20/54	16,690	17,995,045
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%(a)	8.089(c)	11/01/24(oo)	30,100	30,342,073
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	29,225	29,225,000
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	75,829	75,351,577
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	89,955	88,138,405
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	28,750	27,300,984
Jr. Sub. Notes, Series NN	6.875(ff)	06/01/29(oo)	21,570	22,376,056
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	65,970	55,034,174
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	85,065	75,197,712
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	105,105	89,621,000
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	109,145	98,620,871
Sr. Unsec’d. Notes	3.300	04/01/26	24,315	23,742,325
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	91,135	86,712,582
Sr. Unsec’d. Notes	3.960(ff)	01/29/27	7,250	7,137,309
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	5,986,953
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	51,000,013
Sr. Unsec’d. Notes(a)	4.493(ff)	03/24/31	50,521	49,596,129
Sr. Unsec’d. Notes	4.565(ff)	06/14/30	33,000	32,602,298
Sr. Unsec’d. Notes	4.995(ff)	07/22/30	8,490	8,552,076
Sub. Notes	3.875	09/10/24	18,575	18,535,369

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	5.110	12/08/26	2,835	2,859,737
Kasikornbank PCL (Thailand), Sub. Notes, EMTN	3.343(ff)	10/02/31	8,650	8,166,141
KeyCorp,
Sr. Unsec’d. Notes	6.401(ff)	03/06/35	18,955	19,763,794
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	13,917	12,160,628

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	14,595	14,218,941

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.170%	09/11/27	9,800	$9,339,912
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	65,450	54,663,334
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	129,705	115,838,482
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	4,690	4,669,810
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	48,363,106
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	10,335,100
Sr. Unsec’d. Notes, GMTN(a)	5.597(ff)	03/24/51	13,299	13,878,532
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	69,925	57,300,262
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	88,076	72,409,091
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	20,678	13,527,676
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	49,095	47,521,820
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	29,190	28,067,633
Sr. Unsec’d. Notes, MTN	5.250(ff)	04/21/34	14,145	14,213,995
Sub. Notes, GMTN	4.350	09/08/26	14,335	14,165,283
Sub. Notes, MTN	3.950	04/23/27	16,325	15,923,119

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.445(ff)	05/08/30	3,539	3,452,014
PNC Bank NA, Sub. Notes	4.050	07/26/28	1,200	1,164,853
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	3.450	04/23/29	5,895	5,591,884
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	30,325	31,040,546
Sr. Unsec’d. Notes	6.875(ff)	10/20/34	4,990	5,555,386

Rheinland-Pfalz Bank (Germany), Sub. Notes, 144A	6.875	02/23/28	10,500	11,134,326
Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	47,800	45,255,859
State Street Corp.,
Jr. Sub. Notes, Series I	6.700(ff)	03/15/29(oo)	33,415	33,493,296
Sr. Sub. Notes	2.200	03/03/31	13,546	11,596,712
Truist Financial Corp.,
Jr. Sub. Notes, Series N(a)	4.800(ff)	09/01/24(oo)	34,643	34,190,831
Sr. Unsec’d. Notes, MTN	4.873(ff)	01/26/29	555	552,626
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	12,675	13,080,697
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	20,905	22,516,416
Sub. Notes, MTN(a)	3.875	03/19/29	7,090	6,756,950

U.S. Bancorp, Sr. Unsec’d. Notes	5.836(ff)	06/12/34	20,315	21,096,800
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24	3,040	3,033,195

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750%	03/26/25	9,590	$9,486,353
Sr. Unsec’d. Notes	4.550	04/17/26	4,065	4,028,389
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	4,900	4,612,125
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	17,775	16,766,706
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	12,939,631
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	8,387,955
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	10,582	10,436,351
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,399,985
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31	25,500	24,161,250
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	3,439,964

UniCredit SpA (Italy), Sr. Non-Preferred Notes, 144A	2.569(ff)	09/22/26	28,415	27,469,616
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	48,862,066
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	8,235	8,092,107
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	189,245	167,525,915
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	55,529	50,257,223
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	41,995	37,256,815
Sr. Unsec’d. Notes, MTN	4.478(ff)	04/04/31	40,933	40,018,015
				4,691,470,770
Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes(h)	4.700	02/01/36	52,960	51,587,600
Gtd. Notes	4.900	02/01/46	50,119	47,194,080
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.350	06/01/40	10,396	9,339,694
Gtd. Notes	4.439	10/06/48	3,330	2,946,064
Gtd. Notes	4.600	04/15/48	2,126	1,926,574
Gtd. Notes	8.000	11/15/39	1,880	2,413,624
Gtd. Notes	8.200	01/15/39	445	578,680
				115,986,316
Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.650	03/02/53	18,280	18,420,314
Sr. Unsec’d. Notes	5.750	03/02/63	21,500	21,608,940

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Biotechnology (cont’d.)

Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41		1,200	$1,232,192
					41,261,446
Building Materials 0.1%
CEMEX Materials LLC (Mexico), Gtd. Notes	7.700	07/21/25		2,250	2,295,202
Cemex SAB de CV (Mexico),
Gtd. Notes	3.125	03/19/26	EUR	750	800,640
Gtd. Notes, 144A	5.450	11/19/29		413	410,109
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26		3,315	3,216,606
Sr. Unsec’d. Notes	4.300	07/15/47		22,500	18,597,062

Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		3,709	3,671,959
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31		15,125	12,933,233
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		50	45,546
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		1,325	1,269,715
					43,240,072
Chemicals 0.5%
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43		11,140	11,512,845
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28		2,600	2,402,920
Gtd. Notes, 144A	4.500	01/10/28		15,682	14,493,304
Gtd. Notes, 144A	4.500	01/31/30		3,000	2,595,000
Gtd. Notes, 144A	8.500	01/12/31		23,882	24,696,376
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		8,565	7,690,768
Gtd. Notes	5.375	03/15/44		19,358	18,256,323

CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	1.125	09/22/24	EUR	4,395	4,726,951
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42		75	63,960
Sr. Unsec’d. Notes	4.800	05/15/49		10,718	9,332,189
Sr. Unsec’d. Notes	5.250	11/15/41		2,101	1,999,438
Sr. Unsec’d. Notes	5.550	11/30/48		504	492,068
Sr. Unsec’d. Notes	6.900	05/15/53		650	742,313

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Dow Chemical Co. (The), (cont’d.)
Sr. Unsec’d. Notes	9.400%	05/15/39	125	$170,293
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49	12,925	10,172,876
Sr. Unsec’d. Notes(a)	5.650	05/18/33	7,400	7,472,652

LYB International Finance BV, Gtd. Notes	4.875	03/15/44	6,835	6,080,398
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40	14,600	11,015,383
Gtd. Notes	4.200	10/15/49	39,600	31,099,037
Gtd. Notes	4.200	05/01/50	12,760	9,949,254

Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.625	11/15/43	3,455	3,381,667
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000	05/01/25	3,190	3,166,075
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43	3,370	3,073,215
Sr. Unsec’d. Notes	5.250	01/15/45	8,000	7,525,934
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31	4,572	4,001,929
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	25,685	26,712,400

Sasol Financing USA LLC (South Africa), Gtd. Notes(a)	6.500	09/27/28	7,510	7,294,087
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25	1,240	1,218,463
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	3,946	4,039,288
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	4.875	06/15/27	2,131	2,063,078
				237,440,484
Commercial Services 0.8%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	1,714	1,666,468
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	112	112,121
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	31,075	27,062,221
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	21,390	19,678,586

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, (cont’d.)
Sr. Sec’d. Notes, 144A	4.625%	06/01/28		14,970	$13,734,975

AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		50	48,098
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31		950	999,435
California Institute of Technology,
Sr. Unsec’d. Notes(a)	3.650	09/01/2119		39,775	27,654,215
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	1,862,550

Central Nippon Expressway Co. Ltd. (Japan), Sr. Unsec’d. Notes	0.886	09/29/25		7,500	7,137,408
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	22,944	24,024,132
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,199,375
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26		10,390	10,057,896
Gtd. Notes, 144A	3.800	11/01/25		17,535	17,280,422
Gtd. Notes, 144A(a)	4.200	11/01/46		7,890	6,649,796
Gtd. Notes, 144A	4.500	02/15/45		3,720	3,300,783
Gtd. Notes, 144A	5.000	02/15/29		14,890	15,124,711
Gtd. Notes, 144A	6.700	06/01/34		2,355	2,643,008
Gtd. Notes, 144A	7.000	10/15/37		4,090	4,764,888

Global Payments, Inc., Sr. Unsec’d. Notes	4.950	08/15/27		10,005	10,020,104
Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		8,040	5,231,052
Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48		5,345	4,431,520
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		18,113	13,762,187
Unsec’d. Notes	4.678	07/01/2114		3,000	2,739,780
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50		8,950	5,845,947
Unsec’d. Notes	3.150	07/15/46		9,930	7,563,035
Unsec’d. Notes	3.300	07/15/56		5,630	4,192,682
Unsec’d. Notes	3.619	10/01/37		3,710	3,312,089

Trustees of Princeton University (The), Unsec’d. Notes, Series 2020	2.516	07/01/50		6,310	4,236,466
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		1,065	749,626
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		5,275	4,659,607

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc., (cont’d.)
Gtd. Notes	4.875%	01/15/28	70,980	$69,467,105
Gtd. Notes	5.250	01/15/30	15,242	14,910,598

University of Chicago (The), Unsec’d. Notes, Series 20B	2.761	04/01/45	6,560	5,077,081
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226	10/01/2120	5,210	3,260,265
Unsec’d. Notes, Series 2017	3.841	10/01/47	9,375	7,865,279
				353,325,511
Computers 0.1%
Leidos, Inc., Gtd. Notes	2.300	02/15/31	20,140	17,046,993
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	10,758	11,756,169
				28,803,162
Diversified Financial Services 0.8%
Aircraft Finance Co. Ltd. (China), Sr. Sec’d. Notes, Series B	4.100	03/29/26	848	829,252
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27	43,775	42,732,761
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A(a)	7.200	12/12/28	37,660	39,565,497
Capital One Financial Corp., Sr. Unsec’d. Notes	5.463(ff)	07/26/30	7,010	7,074,624
CDP Financial, Inc. (Canada),
Gtd. Notes	5.600	11/25/39	1,200	1,253,908
Gtd. Notes, 144A	5.600	11/25/39	2,195	2,293,607

Charles Schwab Corp. (The), Jr. Sub. Notes, Series H(a)	4.000(ff)	12/01/30(oo)	28,365	23,955,918
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	14,835	14,668,465
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270% (original cost $196,471,029; purchased 05/18/21)^(f)	7.719(c)	05/31/25(d)	196,471	168,965,085
Intercontinental Exchange, Inc., Sr. Unsec’d. Notes, 144A	3.625	09/01/28	50	47,882
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.750	10/15/32	39,020	32,075,820

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125%	12/15/30		2,725	$2,538,380
Gtd. Notes, 144A	5.500	08/15/28		12,330	11,971,843
Gtd. Notes, 144A	6.000	01/15/27		15,935	15,812,367

Nuveen LLC, Sr. Unsec’d. Notes, 144A	5.850	04/15/34		4,510	4,637,698
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28		10,325	9,448,000
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		5,100	4,726,688
Gtd. Notes, 144A	7.875	12/15/29		1,295	1,355,036

Penta Aircraft Leasing 2013 LLC, U.S. Gov’t. Gtd. Notes	1.691	04/29/25		353	346,234
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.923(s)	06/02/25		517	495,328
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	3,006,050
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25		3,595	3,540,146
					391,340,589
Electric 2.6%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26		1,300	1,253,181
Sr. Unsec’d. Notes	3.750	12/01/47		5,595	4,275,376
Sr. Unsec’d. Notes	3.800	06/15/49		7,345	5,593,972
Sr. Unsec’d. Notes, Series M	3.650	04/01/50		7,206	5,384,641

Appalachian Power Co., Sr. Unsec’d. Notes	3.400	06/01/25		15,645	15,373,837
Avangrid, Inc., Sr. Unsec’d. Notes(a)	3.800	06/01/29		21,920	20,860,925
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		13,487	11,273,579
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26		91	90,268
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		16,692	15,764,899
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		29,265	27,647,633
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		44,616	43,211,151

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48		6,685	5,350,823

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950%	03/01/30	26,025	$23,533,023
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,191,058
CMS Energy Corp., Jr. Sub. Notes(a)	4.750(ff)	06/01/50	23,485	21,656,146
Comision Federal de Electricidad (Mexico),
Gtd. Notes	4.688	05/15/29	5,000	4,731,250
Gtd. Notes, 144A	4.688	05/15/29	45,602	43,150,892
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,100,484
First Mortgage	4.350	11/15/45	2,780	2,429,952
First Mortgage	6.450	01/15/38	690	770,853
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	5,974,723
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	2,372,729
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C	3.375	04/01/30	665	614,257
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	5,453,965

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	37,340	35,813,925
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	5,352,624
First Mortgage	4.250	12/15/41	6,000	5,185,460
First Ref. Mortgage	3.750	06/01/45	3,045	2,370,687
First Ref. Mortgage	4.000	09/30/42	1,025	849,800

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	12,485	11,942,639
Duke Energy Progress LLC, First Mortgage	4.100	03/15/43	2,410	2,005,541
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	776,151
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	4,959	4,799,607
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.125	07/12/28	16,155	14,524,645
Gtd. Notes, 144A	3.500	04/06/28	13,415	12,761,909
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	12,392,140
Collateral Trust	3.250	04/01/28	5,000	4,756,055
Collateral Trust	4.200	09/01/48	29,046	23,494,791

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350%	08/10/28	19,643	$19,372,909
Sr. Unsec’d. Notes	7.125	02/11/25	13,000	13,000,000
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	23,202	23,202,000
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28	3,827	3,922,675
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	33,012	33,837,300

Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,305,159
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	4.350	01/15/25	9,188	9,129,500
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	779,698
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	7,933,431
First Mortgage	3.950	03/01/48	8,210	6,679,655
Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	9,103,293

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	25,625	24,567,999
Georgia Power Co., Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	969,917
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	8.910	11/18/24	590	595,024
Local Gov’t. Gtd. Notes, Series B, MTN	9.500	04/30/27	170	190,045
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	5	5,258
Local Gov’t. Gtd. Notes, Series FSA	8.500	12/01/29	60	70,263
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	130	151,055
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	516	542,618
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,767	21,806,582
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	15,025	17,595,061
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	7,800	9,692,902
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	29,015	36,147,624
Local Gov’t. Gtd. Notes, Series MBIA	8.250	04/15/26	25	26,290
Local Gov’t. Gtd. Notes, Series MBIA	8.250	01/15/27	11	11,833

Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	16,385
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250	12/01/24	7,850	7,787,542
Sr. Unsec’d. Notes	4.100	09/26/28	3,260	3,177,806

IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	6,350	6,025,212
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	26,410	24,660,337
Sr. Sec’d. Notes, Series 6, 144A	5.000	11/12/24	6,500	6,443,125

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626%	01/15/42		1,403	$1,342,576
Kentucky Power Co., Sr. Unsec’d. Notes, 144A	7.000	11/15/33		4,375	4,730,774
MidAmerican Energy Co., First Mortgage	4.250	07/15/49		1,865	1,575,163
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40		500	496,560
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.800(ff)	12/01/77		12,235	11,408,458
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		12,825	12,770,602
Gtd. Notes	6.625	01/15/27		3,051	3,044,565
Gtd. Notes, 144A	3.375	02/15/29		875	787,579
Gtd. Notes, 144A	3.625	02/15/31		13,000	11,378,249
Gtd. Notes, 144A(a)	3.875	02/15/32		8,600	7,507,267
Gtd. Notes, 144A	5.250	06/15/29		7,560	7,352,125
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		8,650	9,584,880

Oglethorpe Power Corp., First Mortgage	4.500	04/01/47		8,000	6,666,656
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25		5,995	5,900,135
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47		30,960	22,897,787
First Mortgage	4.500	07/01/40		20,180	17,162,052
First Mortgage	4.750	02/15/44		5,535	4,654,629
First Mortgage	4.950	07/01/50		5,280	4,496,912
First Mortgage	5.800	05/15/34		27,635	28,158,126
First Mortgage	5.900	06/15/32		7,000	7,191,783
PacifiCorp,
First Mortgage	2.700	09/15/30		10,355	9,183,154
First Mortgage	3.300	03/15/51		4,510	3,009,041
First Mortgage	3.350	07/01/25		9,960	9,783,892
PECO Energy Co.,
First Mortgage	4.375	08/15/52		4,050	3,424,183
First Ref. Mortgage	4.800	10/15/43		6,449	5,945,344
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	10,974	9,994,911
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	7,000	7,476,318

PPL Electric Utilities Corp., First Mortgage	4.150	06/15/48		8,855	7,391,247

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Public Service Co. of Colorado, First Mortgage	4.100%	06/15/48	2,945	$2,318,628
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42	1,990	1,602,528
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48	11,280	9,142,410
Sr. Sec’d. Notes	4.434	11/15/41	2,550	2,197,428

Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27	17,545	16,755,372
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40	9,512	9,377,801
First Mortgage, Series RRR	3.750	06/01/47	1,665	1,286,630

SCE Recovery Funding LLC, Sr. Sec’d. Notes, Series 2-A	5.112	12/14/49	1,100	1,081,933
Sempra,
Sr. Unsec’d. Notes	3.400	02/01/28	7,758	7,407,217
Sr. Unsec’d. Notes	3.800	02/01/38	5,485	4,621,462
Sr. Unsec’d. Notes(a)	4.000	02/01/48	8,300	6,500,286

Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41	725	683,959
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27	6,045	5,788,162
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	26,125	26,263,982
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	92,575	94,497,696
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	13,275	13,963,392
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	26,000	24,542,965
Gtd. Notes, 144A	5.000	07/31/27	33,211	32,534,466
Gtd. Notes, 144A	5.500	09/01/26	400	396,771
Gtd. Notes, 144A	5.625	02/15/27	12,289	12,193,902
Gtd. Notes, 144A	6.875	04/15/32	2,095	2,157,951
Sr. Sec’d. Notes, 144A	3.700	01/30/27	1,800	1,739,089
				1,205,203,087
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	9,075	9,203,271
Gtd. Notes, 144A	6.625	03/15/32	6,770	6,906,350
Gtd. Notes, 144A	7.250	06/15/28	6,195	6,352,149
				22,461,770

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electronics 0.0%
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.750%	08/09/26		20,000	$18,692,706
Engineering & Construction 0.2%
AECOM, Gtd. Notes(a)	5.125	03/15/27		4,974	4,910,507
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		2,275	2,142,766
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250	10/31/26		1,000	967,190
Sr. Sec’d. Notes	5.500	07/31/47		10,000	8,412,500
Sr. Sec’d. Notes, 144A	3.875	04/30/28		17,976	16,914,337
Sr. Sec’d. Notes, 144A	4.250	10/31/26		16,218	15,685,887
Sr. Sec’d. Notes, 144A	5.500	10/31/46		2,935	2,464,490
Sr. Sec’d. Notes, 144A	5.500	07/31/47		72,346	60,861,073
					112,358,750
Entertainment 0.2%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29		9,170	8,519,841
Sr. Sec’d. Notes, 144A	6.500	02/15/32		3,845	3,895,543
Sr. Sec’d. Notes, 144A	7.000	02/15/30		5,550	5,723,997
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	1,065	4,347
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 11.625%	13.625	11/30/27(d)		299	2,246
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	11,336	5,672,013
Sr. Sec’d. Notes, 144A	13.000	09/30/24	EUR	1,865	1,998,375
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%(a)	13.625	11/30/27(d)		2,945	22,084
Sr. Unsec’d. Notes, 144A	13.000	06/30/25	EUR	776	833,504
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29		500	488,144
Sr. Sec’d. Notes, 144A	6.250	01/15/27		5,650	5,696,443

Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.125	07/01/29		3,400	3,007,605
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		43,285	34,145,026
Gtd. Notes(a)	5.141	03/15/52		54,675	40,661,856

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Warnermedia Holdings, Inc., (cont’d.)
Gtd. Notes	6.412%	03/15/26		6,500	$6,498,605

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	7.125	02/15/31		1,200	1,250,530
					118,420,159
Foods 0.9%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		17,470	19,005,604
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.875	02/15/28		3,935	3,902,345
Gtd. Notes, 144A(a)	6.500	02/15/28		5,050	5,120,458

B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		12,428	11,642,251
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	78,105	98,857,083
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	66,355	78,107,816
Campbell Soup Co., Sr. Unsec’d. Notes	5.400	03/21/34		7,745	7,874,868
Cencosud SA (Chile), Gtd. Notes, 144A	4.375	07/17/27		3,835	3,698,857
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.750	12/01/31		600	533,919
Gtd. Notes	5.125	02/01/28		12,454	12,451,235
Gtd. Notes, 144A	6.750	03/15/34		82,482	88,209,732
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		12,845	12,439,321
Gtd. Notes	4.375	06/01/46		15,307	12,847,210
Gtd. Notes	4.625	10/01/39		11,930	10,894,696
Gtd. Notes	5.000	06/04/42		2,237	2,075,674
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		14,850	13,022,630
Gtd. Notes, 144A	4.200	04/01/59		11,820	9,657,519
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		4,000	3,471,402
Gtd. Notes	4.250	04/15/31		4,375	4,064,452

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625%	04/15/30		50	$46,590
Sr. Unsec’d. Notes, 144A	4.500	09/15/31		1,420	1,290,447

Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	3.000	10/15/30		8,931	7,749,478
Tyson Foods, Inc., Sr. Unsec’d. Notes	5.700	03/15/34		6,495	6,646,801
					413,610,388
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25		3,697	3,808,584
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		7,284	7,045,864
Sr. Unsec’d. Notes	5.875	08/20/26		9,250	9,107,883

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,161,646
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600	05/01/30		11,180	10,503,529
Sr. Unsec’d. Notes	4.800	02/15/44		3,815	3,424,247

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		15,235	14,383,886
Southern California Gas Co.,
First Mortgage, Series VV	4.300	01/15/49		9,350	7,705,873
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	4,226,445

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	2,295,024
					59,854,397
Healthcare-Products 0.4%
DH Europe Finance II Sarl, Gtd. Notes(a)	1.350	09/18/39	EUR	13,421	10,874,973
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		35,927	33,529,724
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29		1,930	1,866,124

Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29		3,100	3,165,713

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes	1.375%	10/15/40	EUR	26,375	$20,506,256
Gtd. Notes	2.250	03/07/39	EUR	10,445	9,528,595

Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	16,830,076
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	25,100	20,596,105
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	16,825	12,635,783

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	37,288,978
					166,822,327
Healthcare-Services 1.6%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	6,570,718
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	11,291,808
Unsec’d. Notes, Series 2020	2.211	06/15/30		14,025	12,300,605
Unsec’d. Notes, Series 2020	3.008	06/15/50		23,620	16,449,526
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42		4,540	3,907,474
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	5,917,690
Ascension Health,
Sr. Unsec’d. Notes(a)	3.945	11/15/46		2,565	2,203,491
Sr. Unsec’d. Notes, Series B(a)	2.532	11/15/29		29,625	26,941,825
Sr. Unsec’d. Notes, Series B(a)	3.106	11/15/39		4,680	3,746,961

BayCare Health System, Inc., Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50		14,365	11,801,743
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858	01/01/2114		2,815	2,587,105
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		350	302,853
Gtd. Notes, 144A	4.625	06/01/30		5,545	5,080,155
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		10,600	9,721,662
Sr. Unsec’d. Notes	4.101	03/01/28		7,840	7,690,471
Sr. Unsec’d. Notes	4.650	01/15/43		1,650	1,484,785

Hackensack Meridian Health, Inc., Sec’d. Notes, Series 2020	2.675	09/01/41		40,545	28,868,814
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		2,595	2,589,430
Gtd. Notes	5.875	02/15/26		6,403	6,444,636

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
HCA, Inc., (cont’d.)
Gtd. Notes	7.500%	11/06/33	20,412	$23,023,528
Gtd. Notes, MTN	7.750	07/15/36	20,400	23,694,556

Humana, Inc., Sr. Unsec’d. Notes	5.375	04/15/31	66,487	67,496,701
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	10,475	8,831,155
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15,275	13,245,061
Gtd. Notes, Series 2019(a)	3.266	11/01/49	21,296	15,744,354

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	3,000	2,900,570
Mayo Clinic, Unsec’d. Notes, Series 2016	4.128	11/15/52	8,312	7,059,542
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	32,095	21,103,199
Montefiore Obligated Group, Unsec’d. Notes	4.287	09/01/50	8,570	6,046,388
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	17,745	12,891,864
New York & Presbyterian Hospital (The),
Unsec’d. Notes(a)	4.763	08/01/2116	2,660	2,311,161
Unsec’d. Notes, Series 2019	3.954	08/01/2119	14,835	11,052,522

NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44	6,375	6,036,654
Orlando Health Obligated Group, Sr. Unsec’d. Notes	3.327	10/01/50	9,850	7,223,480
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	14,445	9,798,706
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47	2,900	2,247,810
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes(a)	2.950	06/30/30	13,180	11,991,158
Sr. Unsec’d. Notes	3.500	03/30/25	8,005	7,898,598
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	14,900	14,060,641
Sr. Sec’d. Notes	4.375	01/15/30	18,829	17,680,050
Sr. Sec’d. Notes	4.625	06/15/28	5,625	5,417,191
Sr. Sec’d. Notes	5.125	11/01/27	1,105	1,086,194
Sr. Sec’d. Notes(a)	6.750	05/15/31	5,400	5,548,531
Sr. Unsec’d. Notes	6.875	11/15/31	14,600	15,615,624

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Texas Health Resources,
Sec’d. Notes	4.330%	11/15/55	2,677	$2,330,109
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	1,642,980
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	8,240	7,079,452
Sr. Unsec’d. Notes	2.750	05/15/40	14,785	10,857,267
Sr. Unsec’d. Notes	4.200	05/15/32	20,000	19,201,291
Sr. Unsec’d. Notes	4.375	03/15/42	615	551,667
Sr. Unsec’d. Notes	4.625	11/15/41	4,115	3,795,319
Sr. Unsec’d. Notes	4.750	05/15/52	45,417	41,057,427
Sr. Unsec’d. Notes	5.000	04/15/34	25,455	25,581,275
Sr. Unsec’d. Notes	5.050	04/15/53	17,320	16,377,126
Sr. Unsec’d. Notes	5.200	04/15/63	46,040	43,552,700
Sr. Unsec’d. Notes	5.500	04/15/64	30,370	30,083,028
Sr. Unsec’d. Notes	5.625	07/15/54	20,000	20,512,677
Sr. Unsec’d. Notes	5.700	10/15/40	185	191,822
Sr. Unsec’d. Notes	5.750	07/15/64	18,450	18,951,682
Sr. Unsec’d. Notes	5.800	03/15/36	669	715,728

Willis-Knighton Medical Center, Sec’d. Notes, Series 2018	4.813	09/01/48	1,560	1,392,687
				729,781,227
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	4,675	4,314,009
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,775	1,622,645
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	50	49,513
Gtd. Notes(a)	7.250	10/15/29	1,350	1,367,200
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,000	915,000
Gtd. Notes, 144A	6.250	09/15/27	1,525	1,513,563
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	6,025	5,584,271

Century Communities, Inc., Gtd. Notes	6.750	06/01/27	4,356	4,381,618
KB Home,
Gtd. Notes	4.000	06/15/31	3,200	2,897,626
Gtd. Notes	4.800	11/15/29	50	47,793

Lennar Corp., Gtd. Notes	5.250	06/01/26	50	50,175

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625%	03/01/30		50	$46,625
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		6,683	6,688,780
Gtd. Notes, 144A	5.875	06/15/27		8,150	8,181,728
					37,660,546
Housewares 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32		1,800	1,593,153
Gtd. Notes	5.250	12/15/26		52	51,395

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29		4,548	2,498,781
					4,143,329
Insurance 0.5%
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	29,631	30,788,951
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	6,005,820
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,116,404
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50		9,400	6,269,746
Gtd. Notes	4.300	05/15/43		4,365	3,950,327
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29		16,610	15,999,527
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	11,916,037

Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50		27,295	18,737,737
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes, 144A	6.350	03/22/54		38,720	39,658,875
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	417,158
Sr. Unsec’d. Notes	5.950	10/15/36		755	808,089
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,047,787
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	18,307,351
Gtd. Notes, 144A	3.951	10/15/50		13,748	10,205,780
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,661,422

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050%	01/15/30	10,985	$9,987,524
Sr. Unsec’d. Notes	5.852	03/15/34	1,790	1,841,006
Sr. Unsec’d. Notes	6.300	10/09/37	3,930	4,160,002
Sr. Unsec’d. Notes	7.000	06/15/40	5,490	6,138,958
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000	03/30/43	300	273,037
Sr. Unsec’d. Notes	5.000	04/05/46	7,530	6,814,924
Sr. Unsec’d. Notes	5.000	05/20/49	14,057	12,678,962

Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	3.625	09/30/59	758	531,719
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46	7,190	6,086,143
Gtd. Notes	4.350	05/15/43	760	663,348
Gtd. Notes	4.625	09/15/42	275	249,589

Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000	07/15/34	525	588,545
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44	16,598	15,153,277
Sub. Notes, 144A	6.850	12/16/39	325	372,878
				233,430,923
Internet 0.0%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	400	365,746
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	169,697
				535,443
Iron/Steel 0.0%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	40	40,124
Leisure Time 0.1%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	11,955	11,849,676
Gtd. Notes, 144A	6.000	05/01/29	18,928	18,880,680

NCL Corp. Ltd., Gtd. Notes, 144A	5.875	03/15/26	8,650	8,611,940

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)

Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.500%	08/31/26		3,000	$2,974,650
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27		13,500	13,415,625
					55,732,571
Lodging 0.2%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32		4,900	4,296,121
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29		2,250	2,089,756
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32		17,030	15,174,127
Sr. Unsec’d. Notes, Series R	3.125	06/15/26		37,700	36,501,456
MGM Resorts International,
Gtd. Notes	4.625	09/01/26		500	489,968
Gtd. Notes	4.750	10/15/28		7,900	7,593,779
Gtd. Notes	5.500	04/15/27		9,882	9,803,351
Gtd. Notes	5.750	06/15/25		25	24,971

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.400	08/08/28		3,263	3,218,134
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/26		11,600	11,397,000
					90,588,663
Machinery-Diversified 0.3%
AGCO Corp., Gtd. Notes	5.450	03/21/27		2,140	2,168,207
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		5,375	5,594,885
CNH Industrial Capital LLC,
Gtd. Notes	5.100	04/20/29		6,300	6,371,933
Gtd. Notes	5.500	01/12/29		2,130	2,185,412

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		11,660	12,031,056
Otis Worldwide Corp., Sr. Unsec’d. Notes	5.250	08/16/28		39,875	40,654,114
TK Elevator Holdco GmbH (Germany), Sr. Unsec’d. Notes(a)	6.625	07/15/28	EUR	19,446	20,424,487
TK Elevator Midco GmbH (Germany), Sr. Sec’d. Notes, 144A(a)	4.375	07/15/27	EUR	43,500	47,548,654

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450%	11/15/26	5,000	$4,838,577
Gtd. Notes	4.700	09/15/28	11,817	11,754,477
				153,571,802
Media 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	8,925	7,987,636
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	2,775	2,695,062
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	8,332	7,793,747
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	14,056	13,978,368
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51	36,685	23,078,717
Sr. Sec’d. Notes	5.125	07/01/49	40,050	31,592,022
Sr. Sec’d. Notes	5.375	04/01/38	6,070	5,469,686
Sr. Sec’d. Notes	5.375	05/01/47	18,064	14,923,813
Sr. Sec’d. Notes	5.750	04/01/48	8,123	6,996,329
Sr. Sec’d. Notes	6.384	10/23/35	900	900,279
Sr. Sec’d. Notes	6.484	10/23/45	4,326	4,088,812
Sr. Sec’d. Notes	6.834	10/23/55	3,245	3,134,764
Comcast Corp.,
Gtd. Notes	3.969	11/01/47	16	12,809
Gtd. Notes	4.250	10/15/30	21,595	21,109,304
Cox Communications, Inc.,
Gtd. Notes, 144A(a)	5.450	09/15/28	965	984,868
Gtd. Notes, 144A	5.700	06/15/33	907	922,130
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	1,804	1,523,313
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15,505	14,984,310
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	6,510	4,326,305
Gtd. Notes, 144A	4.125	12/01/30	6,275	4,344,847
Gtd. Notes, 144A	4.500	11/15/31	2,500	1,718,222
Gtd. Notes, 144A	5.375	02/01/28	208	164,955
Gtd. Notes, 144A	5.500	04/15/27	6,800	5,680,272
Gtd. Notes, 144A	6.500	02/01/29	700	538,890
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	8,450	3,343,398
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	11,500	4,631,860
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	6,465	3,617,428

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $22,541,573; purchased 07/18/19 - 10/19/20)(f)	6.625%	08/15/27(d)		35,072	$701,444
Sec’d. Notes, 144A (original cost $31,014,023; purchased 07/18/19 - 09/01/22)(f)	5.375	08/15/26(d)		104,920	2,126,359
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		17,000	7,129,065
Gtd. Notes	5.875	11/15/24		5,185	4,836,740
Gtd. Notes	7.375	07/01/28		1,345	622,027
Gtd. Notes	7.750	07/01/26		43,472	27,945,370

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		32,376	32,373,866
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550	05/01/37		3,690	3,599,899
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		50	49,754
Sr. Sec’d. Notes, 144A	8.000	08/15/28		9,355	9,405,732
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	11,600	12,612,667
Sr. Sec’d. Notes	4.250	01/15/30	GBP	13,400	14,923,893
					306,868,962
Mining 0.2%
Arsenal AIC Parent LLC, Unsec’d. Notes, 144A	11.500	10/01/31		11,177	12,518,038
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes, Series A(a)	5.800	11/15/34		7,300	7,561,936
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43		14,510	14,833,892
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		10,500	10,329,375
Sec’d. Notes, 144A	9.375	03/01/29		8,055	8,482,962

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		10,370	10,159,696
Freeport-McMoRan, Inc., Gtd. Notes	4.550	11/14/24		50	49,770

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Newmont Corp., Gtd. Notes	2.600%	07/15/32	18,783	$16,117,110
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes, 144A	5.350	03/15/34	2,500	2,559,491
				82,612,270
Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	500	492,055
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	347	319,523

Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	1,300	1,275,489
				2,087,067
Multi-National 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	5.000	01/24/29	4,843	4,898,501
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 2.590%, Floor N/A)	2.590(c)	12/29/26	3,500	3,339,022
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	10,000	10,208,818
Unsec’d. Notes	6.950	08/01/26	2,000	2,084,370
Unsec’d. Notes, MTN	6.290	07/16/27	2,756	2,860,994
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	14,426,960
International Bank for Reconstruction & Development (Supranational Bank),
Notes, Series C, MTN	2.219(s)	10/31/30	5,239	3,918,295
Sr. Unsec’d. Notes	0.000(cc)	06/30/34	8,591	5,075,606
Sr. Unsec’d. Notes, MTN	0.000(cc)	07/31/34	4,605	2,905,405
Sr. Unsec’d. Notes, MTN	0.000(cc)	08/28/34	853	560,810
Sr. Unsec’d. Notes, MTN	0.000(cc)	11/28/34	273	188,385
Sr. Unsec’d. Notes, MTN(a)	2.700	12/28/37	28,188	22,648,325
				73,115,491
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	15,000	14,210,224

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment (cont’d.)
CDW LLC/CDW Finance Corp., (cont’d.)
Gtd. Notes	3.250%	02/15/29	50	$46,003
Gtd. Notes	4.125	05/01/25	228	225,013
				14,481,240
Oil & Gas 1.7%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	12,400	12,572,177
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	9,800	8,496,288
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	8,500	8,661,290
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	23,740	24,432,156
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	10,451	10,463,064
Gtd. Notes, 144A	9.000	11/01/27	12,231	15,054,621
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	9,575	9,829,768

BP Capital Markets PLC, Gtd. Notes	6.450(ff)	12/01/33(oo)	21,295	21,965,056
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	11,044	10,799,891
Sr. Unsec’d. Notes	5.400	06/15/47	8,720	8,221,696
Sr. Unsec’d. Notes	6.750	11/15/39	3,008	3,317,042
Chesapeake Energy Corp.,
Gtd. Notes, 144A (original cost $1,700,000; purchased 02/02/21)(f)	5.500	02/01/26	1,700	1,691,185
Gtd. Notes, 144A (original cost $5,034,125; purchased 02/02/21 - 09/20/21)(f)	5.875	02/01/29	4,900	4,873,868
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	239	239,079
Sr. Sec’d. Notes, 144A	7.000	06/15/25	6,194	6,197,307
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	7,825	8,230,142
Gtd. Notes, 144A	8.625	11/01/30	2,850	3,077,593

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	300	299,906
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	09/15/24	50	49,932
Sr. Unsec’d. Notes	5.250	10/15/27	113	113,480
Sr. Unsec’d. Notes	5.600	07/15/41	14,172	13,574,036
Sr. Unsec’d. Notes	5.875	06/15/28	32	32,286

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes	3.250%	12/01/26		51,435	$49,729,368
Gtd. Notes	5.400	04/18/34		22,885	23,165,083
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26		3,434	3,379,056
Sr. Unsec’d. Notes(a)	6.875	04/29/30		26,440	25,712,900
Sr. Unsec’d. Notes	8.625	01/19/29		30,525	32,387,025
Sr. Unsec’d. Notes(a)	8.875	01/13/33		18,888	19,660,141

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		10,493	10,593,031
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		26,979	25,545,876
Sr. Sec’d. Notes, 144A	5.375	03/30/28		19,287	17,285,974
Sr. Sec’d. Notes, 144A	5.875	03/30/31		140	118,650
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50		20,155	15,706,884
Gtd. Notes	4.250	11/23/41		9,026	7,963,985
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	3.452	04/15/51		20,985	15,636,949
Sr. Unsec’d. Notes	4.114	03/01/46		5,335	4,564,532
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	2.250	11/22/24(d)	EUR	1,200	1,045,454
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,000	2,110,387

Gazprom PJSC via Gaz Finance PLC (Russia), Sr. Unsec’d. Notes, EMTN	1.500	02/17/27(d)	EUR	1,367	813,690
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	5,977,069
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		11,855	11,609,463
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		3,200	3,109,933
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,320	4,319,653
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		19,100	18,573,874
Sr. Unsec’d. Notes, 144A	8.375	11/01/33		2,183	2,359,724

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	2,922,180
Marathon Oil Corp., Sr. Unsec’d. Notes	5.300	04/01/29		31,335	32,042,900
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850	12/15/45		9,983	9,916,750
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,350	1,330,074
Gtd. Notes, 144A(a)	7.125	02/01/27		549	555,863

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	6.450%	09/15/36		10,532	$11,306,903
Sr. Unsec’d. Notes	7.500	05/01/31		43	48,341
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,900,276

Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,104,487
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	27,600	34,567,717
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,000	1,285,177
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	14,525	15,218,616
Gtd. Notes	4.750	02/26/29	EUR	8,837	8,428,137
Gtd. Notes	6.490	01/23/27		22,735	21,962,010
Gtd. Notes	6.500	03/13/27		38,109	36,622,749
Gtd. Notes	6.500	01/23/29		16,725	15,252,364
Gtd. Notes	6.625	06/15/35		2,920	2,261,540
Gtd. Notes	6.700	02/16/32		9,449	8,056,217
Gtd. Notes	6.840	01/23/30		24,478	21,905,362
Gtd. Notes	6.875	10/16/25		4,624	4,616,775
Gtd. Notes	9.500	09/15/27		1,590	1,641,230
Gtd. Notes, EMTN	2.750	04/21/27	EUR	2,000	1,939,933
Gtd. Notes, EMTN	3.750	11/16/25	GBP	4,120	5,031,643
Gtd. Notes, EMTN	4.875	02/21/28	EUR	46,753	46,677,056
Phillips 66,
Gtd. Notes	2.150	12/15/30		2,150	1,841,463
Gtd. Notes	4.650	11/15/34		2,965	2,832,451

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.900	08/15/30		6,410	5,502,964
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes	12.000	06/30/27	EUR	1,544	1,776,701
QatarEnergy (Qatar), Sr. Unsec’d. Notes, 144A	1.375	09/12/26		4,400	4,087,864
Santos Finance Ltd. (Australia), Gtd. Notes, 144A	6.875	09/19/33		4,600	5,013,252
Southwestern Energy Co., Gtd. Notes	5.375	02/01/29		1,000	980,130
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27		1,864	1,867,318
Gtd. Notes, 144A	8.250	05/15/29		2,365	2,415,256

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	7.500%	01/15/28	7,688	$8,153,160
Sr. Unsec’d. Notes, 144A	8.000	11/15/32	11,062	12,631,186
				808,256,609
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41	2,775	2,773,614
Packaging & Containers 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 144A	4.125	08/15/26	300	253,650
Ball Corp., Gtd. Notes(a)	6.000	06/15/29	5,900	5,968,705
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	120	116,864
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	375	375,254
				6,714,473
Pharmaceuticals 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	14,395	14,222,548
Sr. Unsec’d. Notes	4.050	11/21/39	52,635	47,026,547
Sr. Unsec’d. Notes	4.400	11/06/42	32,717	29,490,503
Sr. Unsec’d. Notes	4.500	05/14/35	20,670	20,003,660
Sr. Unsec’d. Notes	4.550	03/15/35	32,064	31,219,365
Sr. Unsec’d. Notes	4.700	05/14/45	43,711	40,555,372
Sr. Unsec’d. Notes	4.750	03/15/45	10,308	9,606,536
Sr. Unsec’d. Notes	4.850	06/15/44	9,795	9,288,391
Sr. Unsec’d. Notes	5.050	03/15/34	6,375	6,493,820

AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29	1,000	895,354
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	1,525	1,107,568
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	7,050	3,877,500
Gtd. Notes, 144A	5.000	02/15/29	10,965	5,537,325
Gtd. Notes, 144A	5.250	01/30/30	21,122	10,666,610
Gtd. Notes, 144A	5.250	02/15/31	20,329	10,266,145

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	6.250%	02/15/29	48,869	$25,656,225
Gtd. Notes, 144A	7.000	01/15/28	2,750	1,540,000
Sr. Sec’d. Notes, 144A	4.875	06/01/28	12,850	9,895,785

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	1,082	1,074,289
Cencora, Inc., Sr. Unsec’d. Notes	3.250	03/01/25	3,875	3,821,974
Cigna Group (The),
Gtd. Notes	3.250	04/15/25	10,000	9,850,977
Gtd. Notes	3.400	03/01/27	2,035	1,969,810
Gtd. Notes	4.375	10/15/28	31,225	30,800,028
Gtd. Notes	4.500	02/25/26	3,916	3,892,295
CVS Health Corp.,
Sr. Unsec’d. Notes	1.875	02/28/31	24,845	20,406,745
Sr. Unsec’d. Notes	4.300	03/25/28	406	397,961
Sr. Unsec’d. Notes	5.000	01/30/29	2,062	2,073,685
Sr. Unsec’d. Notes	5.125	07/20/45	5,000	4,503,924
Sr. Unsec’d. Notes	5.625	02/21/53	4,580	4,360,880
Sr. Unsec’d. Notes	5.875	06/01/53	5,870	5,762,342
Eli Lilly & Co.,
Sr. Unsec’d. Notes	5.000	02/09/54	21,970	21,404,344
Sr. Unsec’d. Notes	5.100	02/09/64	30,795	30,067,994

Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A^	6.000	02/01/25	2	—
Mylan, Inc., Gtd. Notes	5.400	11/29/43	38,126	34,137,509
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	1,550	1,423,998
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	1,587	1,535,620
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	16,246	15,926,896
Gtd. Notes	5.250	06/15/46	88,726	75,875,600
				546,636,125
Pipelines 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	3,230	3,221,220
Gtd. Notes, 144A	5.750	01/15/28	630	626,050

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625%	10/15/28	50	$49,046
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	24,840	24,379,321
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	14,576	15,205,830
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	46,110	48,216,117
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	50,541
Gtd. Notes	5.625	07/15/27	50	51,030
Gtd. Notes, 144A	6.750	09/15/37	10,000	10,970,832

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	245	211,560
Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	2,240	2,067,391
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	65,234,641
Jr. Sub. Notes, Series H(a)	6.500(ff)	11/15/26(oo)	19,835	19,725,186
Sr. Unsec’d. Notes	5.000	05/15/50	1,915	1,670,913
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,105,643
Sr. Unsec’d. Notes	5.300	04/01/44	4,150	3,824,491
Sr. Unsec’d. Notes	5.300	04/15/47	6,095	5,546,570
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	14,089,310
Sr. Unsec’d. Notes	5.750	02/15/33	9,800	10,086,421
Sr. Unsec’d. Notes	6.050	06/01/41	2,500	2,522,264
Sr. Unsec’d. Notes	6.125	12/15/45	9,720	9,828,525
Sr. Unsec’d. Notes	6.250	04/15/49	37,960	38,872,661
Sr. Unsec’d. Notes	6.400	12/01/30	11,235	12,079,287
Sr. Unsec’d. Notes	6.550	12/01/33	14,895	16,123,740
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	42,775	29,310,994
Gtd. Notes	3.700	01/31/51	2,665	2,026,551
Gtd. Notes	3.950	01/31/60	6,000	4,562,788
Gtd. Notes	4.200	01/31/50	5,910	4,908,511
Gtd. Notes	4.250	02/15/48	5,593	4,697,575
Gtd. Notes	4.900	05/15/46	18,296	16,920,380
Gtd. Notes	4.950	10/15/54	3,084	2,838,643
Gtd. Notes	5.100	02/15/45	8,450	8,071,977
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	8.574(c)	08/16/77	9,502	9,468,944
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	50	49,746
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	19	19,008

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%	03/30/38	3,984	$3,940,005
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	6,860,344
Gtd. Notes	5.000	03/01/43	1,958	1,752,622
Gtd. Notes	6.500	09/01/39	1,260	1,348,688

Kinder Morgan, Inc., Gtd. Notes	2.000	02/15/31	35,000	29,340,822
Midwest Connector Capital Co. LLC, Gtd. Notes, 144A	4.625	04/01/29	5,980	5,885,499
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	10,440	9,920,845
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	6,306,699
Sr. Unsec’d. Notes	4.500	04/15/38	15,767	14,203,576
Sr. Unsec’d. Notes	4.950	03/14/52	1,560	1,359,211
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	1,871,565

Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000	04/01/27	4,110	4,029,732
ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	1,000	1,103,882
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	33,294,811
Gtd. Notes	4.200	12/01/42	1,600	1,266,502
Gtd. Notes	4.200	03/15/45	2,830	2,196,846
Gtd. Notes	4.450	09/01/49	22,492	18,180,181
Gtd. Notes	4.550	07/15/28	2,790	2,763,237
Gtd. Notes	4.950	07/13/47	33,076	29,004,935
Gtd. Notes	5.150	10/15/43	9,557	8,859,324
Gtd. Notes	5.200	07/15/48	1,290	1,167,629
Gtd. Notes	5.650	11/01/28	9,955	10,265,634
Gtd. Notes	6.000	06/15/35	4,200	4,404,280
Gtd. Notes	6.625	09/01/53	4,825	5,273,233
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,275	8,657,052
Sr. Unsec’d. Notes	4.650	10/15/25	5,190	5,155,791
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,975	5,858,089
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	4,500	4,427,268
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	10,617	10,240,170
Gtd. Notes, 144A	6.000	03/01/27	3,423	3,399,315

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
Gtd. Notes, 144A	6.000%	12/31/30	1,975	$1,870,766
Targa Resources Corp.,
Gtd. Notes	5.200	07/01/27	5,510	5,564,283
Gtd. Notes	6.150	03/01/29	13,000	13,626,648

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.000	01/15/28	50	49,558
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	652,778
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes(a)	4.600	03/15/48	20,015	17,360,814
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	7,970	7,871,414
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	9,205	8,517,946
Sr. Sec’d. Notes, 144A	4.125	08/15/31	2,380	2,165,946
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	50	47,530
Sr. Unsec’d. Notes	4.750	08/15/28	3,250	3,210,216
Sr. Unsec’d. Notes	5.450	04/01/44	875	802,173
Sr. Unsec’d. Notes	6.350	01/15/29	11,115	11,651,025
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	43,926	42,705,184
Sr. Unsec’d. Notes	3.900	01/15/25	18,356	18,212,072
Sr. Unsec’d. Notes	4.000	09/15/25	8,625	8,518,414
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	5,272,918
Sr. Unsec’d. Notes	5.100	09/15/45	1,130	1,044,016
Sr. Unsec’d. Notes	5.300	08/15/52	10,725	10,184,441
				790,299,636
Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28	5,079	5,220,172
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	3,517	3,232,289
Gtd. Notes, 144A	4.375	02/01/31	2,500	2,233,807
Gtd. Notes, 144A	5.375	08/01/28	500	485,806

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	2,100	1,979,765

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate (cont’d.)

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875%	03/20/27		14,600	$14,272,161
Sinochem Offshore Capital Co. Ltd. (China), Gtd. Notes, EMTN	0.750	11/25/25	EUR	2,000	2,071,318
					29,495,318
Real Estate Investment Trusts (REITs) 0.5%
Alexandria Real Estate Equities, Inc., Gtd. Notes	1.875	02/01/33		9,640	7,451,253
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27		4,300	4,173,257
Sr. Unsec’d. Notes	4.125	05/15/29		22,019	21,164,449
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		13,046	9,951,015
Gtd. Notes	9.750	06/15/25		901	901,082
Sr. Unsec’d. Notes	4.750	02/15/28		16,070	13,691,251
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24		1,260	1,256,921
Gtd. Notes	5.250	06/01/25		2,555	2,543,791
Gtd. Notes	5.300	01/15/29		12,461	12,469,823
Gtd. Notes	5.375	04/15/26		6,722	6,714,114
Healthpeak OP LLC,
Gtd. Notes	3.400	02/01/25		537	530,183
Gtd. Notes	3.500	07/15/29		1,490	1,401,591

Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27		5,885	5,654,547
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I(a)	3.500	09/15/30		36,393	33,062,081
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.500	03/15/31		900	591,648
Realty Income Corp., Sr. Unsec’d. Notes	2.850	12/15/32		19,830	16,765,391
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31		12,359	10,435,119
Ventas Realty LP,
Gtd. Notes	3.500	02/01/25		5,000	4,939,807
Gtd. Notes	3.850	04/01/27		31,660	30,774,001
Gtd. Notes	4.400	01/15/29		4,765	4,671,963
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30		25	23,251

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc., (cont’d.)
Gtd. Notes, 144A(a)	4.250%	12/01/26		13,075	$12,776,918
Gtd. Notes, 144A	4.625	06/15/25		2,190	2,168,796
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27		2,640	2,517,012
Gtd. Notes	2.750	01/15/31		2,250	1,976,656
Gtd. Notes	4.000	06/01/25		6,960	6,877,570
Gtd. Notes	4.250	04/01/26		14,095	13,922,872

WP Carey, Inc., Sr. Unsec’d. Notes	2.400	02/01/31		5,790	4,904,364
					234,310,726
Retail 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.125	06/15/29		3,070	3,093,862
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	5.267	02/12/34		9,806	9,875,019
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25		18,000	17,714,482
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		9,375	9,926,026
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	64,400	73,705,169
Sr. Sec’d. Notes, 144A	12.000	11/30/28		42,350	45,314,500

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		6,200	5,796,225
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31		11,525	9,691,048
Patrick Industries, Inc., Gtd. Notes, 144A	7.500	10/15/27		300	302,366
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	03/01/32		3,170	3,160,035
					178,578,732
Semiconductors 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		26,909	22,192,612
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		184,190	150,291,363
Intel Corp.,
Sr. Unsec’d. Notes	5.600	02/21/54		3,835	3,809,796

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)
Intel Corp., (cont’d.)
Sr. Unsec’d. Notes	5.700%	02/10/53		5,505	$5,551,003
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150	05/01/27		7,190	6,877,523
Gtd. Notes	3.400	05/01/30		9,130	8,414,208
					197,136,505
Software 0.4%
Fiserv, Inc., Sr. Unsec’d. Notes	5.375	08/21/28		78,385	80,205,807
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	05/15/25		42,350	41,602,415
Sr. Unsec’d. Notes	3.800	11/15/37		18,135	15,361,564
Sr. Unsec’d. Notes	3.850	04/01/60		14,025	9,960,010
Sr. Unsec’d. Notes	3.950	03/25/51		11,600	8,803,769
Sr. Unsec’d. Notes	4.650	05/06/30		28,620	28,538,243
Sr. Unsec’d. Notes	5.550	02/06/53		6,220	6,046,921
					190,518,729
Telecommunications 2.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28		730	581,263
Sr. Sec’d. Notes, 144A	5.750	08/15/29		17,439	13,252,419

Altice Finco SA (Luxembourg), Sec’d. Notes	4.750	01/15/28	EUR	1,000	662,115
AT&T, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/27		3,300	3,094,491
Sr. Unsec’d. Notes	2.550	12/01/33		21,058	17,236,155
Sr. Unsec’d. Notes	3.500	09/15/53		61,165	42,751,178
Sr. Unsec’d. Notes	3.550	09/15/55		19,994	13,871,654
Sr. Unsec’d. Notes	3.650	09/15/59		73,611	50,844,190
Sr. Unsec’d. Notes	3.800	12/01/57		7,661	5,507,645
Sr. Unsec’d. Notes	5.400	02/15/34		76,180	77,780,073
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $35; purchased 11/14/23)^(f)	0.000	12/31/30		353	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $2,078; purchased 11/14/23)^(f)	0.000	12/31/30		1	437
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $11; purchased 11/14/23)^(f)	0.000	12/31/30		112	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $65,091,343; purchased 01/29/24 - 05/15/24)(f)	10.500%	05/25/27		70,059	$69,533,388
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $21,889,690; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28		33,365	26,576,962
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26		15,350	15,350,000
Sr. Sec’d. Notes, 144A	7.000	10/15/28		9,175	9,173,073

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30		83,590	79,504,957
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		5,475	3,681,890
Sec’d. Notes, 144A	4.875	06/15/29		2,915	2,055,123
Sr. Sec’d. Notes, 144A	10.500	04/15/29		21,986	22,718,155
Sr. Sec’d. Notes, 144A	10.500	05/15/30		23,550	24,253,171
Sr. Sec’d. Notes, 144A	11.000	11/15/29		60,662	64,211,172

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	53,875	58,277,101
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.300	11/15/30		6,271	5,398,912
Sr. Unsec’d. Notes	4.600	05/23/29		16,480	16,349,909

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		29,300	35,702,995
Sprint LLC,
Gtd. Notes	7.625	02/15/25		17,519	17,620,923
Gtd. Notes	7.625	03/01/26		6,532	6,717,267

TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes(a)	3.875	02/20/25	GBP	30,018	28,761,437
T-Mobile USA, Inc.,
Gtd. Notes	2.250	11/15/31		9,000	7,543,462
Gtd. Notes	2.550	02/15/31		19,800	17,188,135
Gtd. Notes	2.625	02/15/29		14,375	13,109,400
Gtd. Notes	3.000	02/15/41		47,439	34,956,996
Gtd. Notes	3.300	02/15/51		9,414	6,538,099
Gtd. Notes	3.875	04/15/30		13,050	12,446,599
Gtd. Notes	4.375	04/15/40		13,276	11,764,494
Gtd. Notes	4.500	04/15/50		8,645	7,390,585

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680%	10/30/30		9,184	$7,648,261
Sr. Unsec’d. Notes	1.750	01/20/31		6,149	5,086,451
Sr. Unsec’d. Notes	2.650	11/20/40		21,425	15,132,823
Sr. Unsec’d. Notes	3.150	03/22/30		100,000	92,214,883
Sr. Unsec’d. Notes	3.400	03/22/41		11,270	8,836,129

Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	5,100	5,704,313
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	07/15/29	EUR	15,900	17,509,771
					974,538,456
Transportation 0.3%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	2,539,796
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	3,121,160

GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		60,350	56,936,115
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		7,820	7,068,185
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		4,204	4,176,463
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	5.375	03/15/29		29,585	30,212,047
Societe Nationale SNCF SACA (France), Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	25,000	32,742,316
Union Pacific Corp.,
Sr. Unsec’d. Notes	2.950	03/10/52		8,960	5,972,466
Sr. Unsec’d. Notes	3.250	02/05/50		11,509	8,270,476
					151,039,024
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		5,000	5,047,841
Sr. Unsec’d. Notes, 144A	6.050	08/01/28		33,890	35,264,326
					40,312,167

Total Corporate Bonds (cost $16,616,444,850)					15,409,875,307

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans 1.3%
Auto Parts & Equipment 0.0%
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	10.176%(c)	11/17/28		14,993	$14,184,060
Commercial Services 0.0%
Adtalem Global Education, Inc., 2024 Repricing Term Loan, 1 Month SOFR + 3.500%	8.844(c)	08/11/28		3,104	3,119,330
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.593(c)	03/01/29		54,750	54,626,625
Holding Companies-Diversified 0.0%
Clue OpCo LLC, Term B Loan, 1 Month SOFR + 4.500%	9.752(c)	12/19/30		10,000	9,189,060
Housewares 0.0%
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	9.458(c)	10/06/28		325	246,594
Insurance 0.0%
Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.694(c)	08/21/28		3,385	3,370,965
New B-8 Term Loan, 1 Month SOFR + 3.364%	8.708(c)	12/23/26		10,615	10,570,215
					13,941,180
Investment Companies 0.1%
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	6.250	10/31/29	GBP	34,601	44,481,089
Media 0.1%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.829(c)	01/18/28		13,714	13,156,637
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24		11,683	15,409,497
First Lien Term Loan, 1 Month SOFR + 8.350%	15.442(c)	05/25/26		1,394	1,268,223
Second Lien Term Loan	8.175	08/24/26		55,305	1,050,798
					30,885,155

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Metal Fabricate/Hardware 0.3%
Doncasters US Finance LLC, Initial Term Loan, 3 Month SOFR + 6.500%	11.835%(c)	04/23/30		82,349	$81,525,126
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.444(c)	03/31/28		7,369	7,295,038
Delayed Draw Term Commitment, 1 Month SOFR + 6.100%	11.444(c)	03/31/28		1,429	1,414,921
Term Loan, 1 Month SOFR + 5.850%	11.194(c)	03/31/28		52,252	51,729,267
					141,964,352
Pharmaceuticals 0.1%
Nidda Healthcare Holding GmbH (Germany), Term Loan F(GBP), SONIA + 4.520%	9.746(c)	08/21/26	GBP	17,000	21,815,318
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.500%	8.847(c)	05/09/29		1,653	1,578,987
Term Loan, 1 Month SOFR + 2.364%	7.712(c)	04/23/26		6,447	6,309,769
					7,888,756
Retail 0.5%
CD&R Dock Bidco Ltd. (United Kingdom), Term Facility B2, SONIA + 5.500%	10.703(c)	04/25/31	GBP	10,550	13,596,459
CD&R Firefly Bidco Ltd. (United Kingdom), Term Loan, SONIA + 5.750%	10.950(c)	06/21/28	GBP	35,950	46,232,021
Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	12.744(c)	07/27/29	GBP	11,975	10,878,758
EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	10.722(c)	04/30/27	EUR	127,012	127,287,287
Term Loan B Tranche C, 3 Month EURIBOR + 5.500%	9.222(c)	02/07/28	EUR	19,621	21,332,385
					219,326,910
Telecommunications 0.1%
Digicel International Finance, Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	12.002(c)	05/29/27		38,587	37,260,828
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.910(c)	04/15/29		2,755	2,731,889

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc., (cont’d.)
Term B-2, 1 Month SOFR + 6.560%	11.910%(c)	04/15/30	2,776	$2,736,228

Zegona Holdco Limited (United Kingdom), Term Loan	—(p)	07/17/29	20,675	22,260,844
				64,989,789

Total Floating Rate and Other Loans (cost $659,186,571)				626,658,218
Municipal Bonds 0.5%
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	12,630	13,994,491
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50	525	633,093

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	4,410	4,833,662
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40	4,300	5,140,884
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	979,874
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	334,288
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	1,969,949
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	1,904,742
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	4,389,166
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,065,232
				36,245,381
Colorado 0.0%
Colorado Bridge Enterprise, Taxable, Revenue Bonds, BABs, Series SR	6.078	12/01/40	1,000	1,071,723
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	3,560,392
				4,632,115
District of Columbia 0.0%
District of Columbia Water & Sewer Authority, Taxable, Revenue Bonds, Series A	4.814	10/01/2114	15,765	14,713,417

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois 0.1%
Illinois State Toll Highway Authority, Taxable, Revenue Bonds, BABs, Series A	6.184%	01/01/34	5,000	$5,340,945
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	17,925	17,829,324
				23,170,269
Michigan 0.0%
Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	9,425,436
Taxable, Revenue Bonds	3.384	12/01/40	13,895	11,610,703
				21,036,139
New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	15,953	18,643,904
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	15,449,820

Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,382,813
				35,476,537
New York 0.1%
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	776,424
New York City Municipal Water Finance Authority, Taxable, Revenue Bonds, BABs	5.882	06/15/44	920	971,108
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,096,897
New York State Urban Development Corp., Taxable, Revenue Bonds, BABs	5.770	03/15/39	16,805	17,452,251
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	2,600	2,348,451
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	8,278,852
Consolidated, Taxable, Revenue Bonds, Series 210	4.031	09/01/48	4,000	3,434,009
				34,357,992

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	7,815	$7,181,949
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	290,641
				7,472,590
Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	434,566
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	5,469,914

University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/2119	20,900	14,128,688
				20,033,168
Puerto Rico 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	2,250	2,231,159
Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	11,575	11,613,432
				13,844,591
Texas 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	1,000	1,063,850
Taxable, Revenue Bonds	4.427	02/01/42	6,480	6,244,490

Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series C	2.919	11/01/50	2,035	1,491,219
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	16,510	13,875,002
				22,674,561
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	8,135	6,736,462

Total Municipal Bonds (cost $280,623,342)				240,393,222

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 2.8%
Banc of America Funding Trust,
Series 2005-D, Class A1	5.601%(cc)	05/25/35	17	$15,150
Series 2006-I, Class 4A1	4.450(cc)	10/20/46	21	17,201

Banc of America Mortgage Trust, Series 2004-E, Class 2A6	6.375(cc)	06/25/34	110	104,558
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.351(c)	07/01/26	30,390	30,410,925
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	6.375(cc)	02/25/33	—(r)	127
Series 2005-04, Class 3A1	5.402(cc)	08/25/35	62	55,702
Series 2007-03, Class 1A1	4.356(cc)	05/25/47	108	95,960
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	5.305(cc)	05/25/35	52	48,733
Series 2005-04, Class 23A2	5.305(cc)	05/25/35	17	16,106

Bellemeade Re Ltd., Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.747(c)	09/25/31	9,656	9,672,057
Chase Home Lending Mortgage Trust, Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	16,006	14,243,914
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	5.955(cc)	02/19/34	3,870	3,695,792
Series 2005-29, Class A1	5.750	12/25/35	341	162,645
Series 2005-HYB09, Class 3A2A, 12 Month SOFR + 2.465% (Cap 11.000%, Floor 1.750%)	7.884(c)	02/20/36	6	5,309

CIM Trust, Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	37,500	36,278,212
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.456(cc)	09/25/47	2,687	2,400,348
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	112,685	106,821,375
Series 2024-RP02, Class A2, 144A	4.200(cc)	02/25/63	8,815	7,655,133
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	2,667	1,914,229
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	963	619,589
Series 2024-RP02, Class B3, PO, 144A	12.033(s)	02/25/63	2,444	299,650
Series 2024-RP02, Class B4, PO, 144A	16.075(s)	02/25/63	4,445	365,558
Series 2024-RP02, Class M1, 144A	4.200(cc)	02/25/63	5,926	4,880,971
Series 2024-RP02, Class M2, 144A	0.000(cc)	02/25/63	4,518	3,607,160
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	251	208,955
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	144,429	164,476
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.447(c)	10/25/41	3,600	3,708,877

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	6.897%(c)	10/25/41	10,759	$10,832,307
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.497(c)	12/25/41	2,652	2,743,822
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.247(c)	12/25/41	3,300	3,343,329
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.597(c)	03/25/42	14,390	15,958,401
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.447(c)	03/25/42	6,300	6,547,846
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.448(c)	06/25/43	20,500	21,685,105
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.047(c)	07/25/43	5,610	5,860,262
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.847(c)	10/25/43	3,590	3,704,909
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)	7.036(c)	07/25/44	6,500	6,508,063

Credit Suisse Mortgage Trust, Series 2018-RPL09, Class PT, 144A	4.530(cc)	09/25/57	17,050	14,509,128
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.047(c)	10/25/33	9,830	9,840,724
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.797(c)	04/25/34	40,750	41,592,221
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.347(c)	09/26/33	14,300	14,386,122

Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	7.347(c)	11/25/41	12,930	13,010,813

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Fannie Mae REMIC,
Series 2000-32, Class FM, 30 Day Average SOFR + 0.564% (Cap 9.000%, Floor 0.450%)	5.907%(c)	10/18/30	—(r)	$331
Series 2001-29, Class Z	6.500	07/25/31	9	9,285
Series 2012-132, Class KI, IO	3.000	12/25/32	4,237	342,249
Series 2013-57, Class MI, IO	3.000	06/25/28	718	23,286
Series 2014-05, Class AI, IO	4.500	04/25/43	1,709	257,985
Series 2015-51, Class CI, IO	4.000	07/25/45	3,004	498,950
Series 2016-30, Class CI, IO	3.000	05/25/36	2,081	170,838
Series 2016-74, Class GM	2.500	09/25/43	8,243	7,792,838
Series 2017-83, Class IO, IO	4.000	10/25/47	2,170	392,558
Series 2018-16, Class MB	3.500	07/25/46	2,244	2,183,598
Series 2018-24, Class BH	3.500	04/25/48	3,995	3,613,897
Series 2018-58, Class BI, IO	4.000	08/25/48	1,561	287,708
Series 2019-08, Class Z	3.500	03/25/49	2,755	2,389,992
Series 2019-13, Class LZ	4.000	04/25/49	11,560	10,773,047
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class B1, 144A, 30 Day Average SOFR + 2.614% (Cap N/A, Floor 0.000%)	7.962(c)	02/25/50	2,250	2,348,438
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)	11.462(c)	08/25/50	6,836	7,835,237
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	10.147(c)	10/25/50	10,705	12,332,885
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.347(c)	12/25/50	400	430,605
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.712(c)	09/25/50	12,309	13,861,762
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.847(c)	10/25/33	15,815	17,793,267
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.997(c)	01/25/34	9,306	9,371,214
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.747(c)	10/25/41	20,695	21,456,632
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.847(c)	10/25/41	3,100	3,117,512

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.147%(c)	11/25/41	6,495	$6,555,504
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.347(c)	08/25/33	3,400	3,739,532
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.497(c)	12/25/33	1,483	1,649,604
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	7.397(c)	12/25/33	13,176	13,487,225
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.697(c)	09/25/41	1,793	1,847,399
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.447(c)	09/25/41	51,600	52,043,775
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	9.097(c)	12/25/41	572	589,005
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.697(c)	12/25/41	37,280	37,721,999
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.197(c)	01/25/42	11,544	11,710,349
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.847(c)	01/25/42	1,770	1,806,289
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.747(c)	02/25/42	13,835	14,215,034
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.247(c)	04/25/42	7,600	7,911,144
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.697(c)	05/25/42	800	840,624
FHLMC Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.573(c)	07/25/44	49	44,939

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Pass-Through Certificates, (cont’d.)
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	6.373%(c)	02/25/45	5	$5,196
Freddie Mac REMIC,
Series 1935, Class JZ	7.000	02/15/27	11	10,939
Series 2241, Class PH	7.500	07/15/30	10	10,620
Series 3795, Class VZ	4.000	01/15/41	1,971	1,908,921
Series 3889, Class DZ	4.000	01/15/41	2,045	1,980,947
Series 4135, Class AI, IO	3.500	11/15/42	6,218	821,825
Series 4372, Class GI, IO	4.500	08/15/44	3,473	526,462
Series 4468, Class IO, IO	4.500	05/15/45	4,019	572,922
Series 4500, Class ZX	4.000	07/15/45	1,911	1,839,139
Series 4735, Class IM, IO	4.000	12/15/47	6,338	1,183,775
Series 4736, Class IP, IO	4.000	08/15/47	1,571	279,624
Series 4751, Class PI, IO	4.000	11/15/47	1,108	198,058
Series 4795, Class WQ	4.000	07/15/46	729	712,850
Series 4801, Class ZD	4.000	06/15/48	5,117	4,776,359
Series 4802, Class EZ	4.000	06/15/48	3,905	3,628,569
Series 4831, Class BA	3.500	10/15/44	567	560,215
Series 4870, Class K	4.000	04/15/49	16,057	15,143,771
Series 4903, Class ED	2.750	09/15/48	3,854	3,471,789
Series 4903, Class IP, IO	4.500	07/25/49	7,413	1,775,291
Series 4939, Class KT	3.000	07/15/48	14,342	12,694,351
Series 4946, Class KB	3.000	12/15/48	6,639	5,954,184

Freddie Mac Strips, Series 304, Class C54, IO	4.000	12/15/32	1,685	172,405
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43	1,080	996,290
Series 2015-064, Class IA, IO	4.000	05/20/45	7,668	1,405,759
Series 2015-165, Class IB, IO	3.500	11/20/42	2,840	276,436
Series 2016-01, Class ZP	3.000	01/20/46	7,251	5,821,595
Series 2016-161, Class PI, IO	3.500	06/20/46	16,649	2,310,567
Series 2016-69, Class B	3.000	05/20/46	11,006	9,745,078
Series 2017-134, Class ZK	3.000	08/20/47	6,452	5,055,333
Series 2018-05, Class IB, IO	4.000	01/20/48	9,051	1,749,636
Series 2018-21, Class IH, IO	4.500	02/20/48	2,981	567,980
Series 2018-59, Class PZ	3.000	09/20/46	6,756	6,086,949
Series 2019-159, Class IJ, IO	3.500	12/20/49	9,606	1,731,455
Series 2023-69, Class CS, IO, 30 Day Average SOFR x (1) + 5.440% (Cap 5.440%, Floor 0.000%)	0.096(c)	05/20/53	54,717	1,748,514
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)	7.112(c)	05/25/29	6,453	6,455,592

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Home Re Ltd., (cont’d.)
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.147%(c)	01/25/34	35,906	$36,261,224

Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month SOFR + 0.634% (Cap 11.250%, Floor 0.520%)	5.984(c)	04/25/35	547	515,668
IndyMac Adjustable Rate Mortgage Trust, Series 2001-H02, Class A1	5.686(cc)	01/25/32	1	976
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)	5.824(c)	07/25/37	1,787	1,636,605
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	4.723(cc)	03/25/36	66	46,214
LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921	07/25/39	28,250	28,249,797
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	8.350(c)	08/05/24	43,750	43,750,001
Series 2024-01, Class A1Y, 144A, 1 Month SOFR + 3.000%^	8.350(c)	08/05/24	15,625	15,625,000

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.214(c)	01/25/48	8,595	8,403,311
Oaktown Re VI Ltd., Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.397(c)	10/25/33	3,534	3,539,466
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.247(c)	04/25/34	44,200	45,004,798
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.212(c)	05/30/25	3,973	3,978,729
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.847(c)	05/25/33	115,410	116,044,135
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.699(c)	03/29/27	89,776	89,984,248

PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.095(c)	12/25/27	20,000	19,999,824

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month SOFR + 0.514% (Cap 8.000%, Floor 0.400%)	5.864%(c)	02/25/34	4	$3,266
PRPM LLC, Series 2024-RPL02, Class A1, 144A	3.500	05/25/54	19,169	18,325,087
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.197(c)	11/25/31	293	293,058
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.047(c)	11/25/31	42,300	43,188,135
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.047(c)	07/25/33	7,900	7,998,466

RCKT Mortgage Trust, Series 2024-CES05, Class A1A, 144A	5.846	08/25/44	25,750	25,873,819
Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	1.723(c)	09/29/31	4	4,218
RFMSI Trust, Series 2003-S09, Class A1	6.500	03/25/32	5	5,172
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	7.227(cc)	02/25/34	33	31,159
Series 2004-18, Class 3A1	5.725(cc)	12/25/34	3,856	3,514,904

Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month SOFR + 0.774% (Cap 11.000%, Floor 0.660%)	6.116(c)	09/19/32	2	2,309
Vendee Mortgage Trust, Series 2011-02, Class DZ	3.750	10/15/41	2,167	2,012,459
Verus Securitization Trust, Series 2024-02, Class A1, 144A	6.095	02/25/69	9,547	9,614,517
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)	6.304(c)	06/25/44	546	507,251
Series 2004-AR10, Class A3, 1 Month SOFR + 1.214% (Cap 10.500%, Floor 1.100%)	6.564(c)	07/25/44	840	789,037
Series 2005-AR05, Class A6	5.786(cc)	05/25/35	333	324,932

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-AR01, Class 2A	4.465%(cc)	02/25/33		—(r)	$125

Total Residential Mortgage-Backed Securities (cost $1,291,731,949)					1,297,145,606
Sovereign Bonds 3.2%
Albania Government International Bond (Albania), Bonds, Series PAR	2.708(s)	08/31/25		91,274	85,523,314
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629	316,891
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		66,156	65,453,423
Chile Government International Bond (Chile), Sr. Unsec’d. Notes(a)	1.750	01/20/26	EUR	30,000	31,605,082
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.500	01/28/26		6,000	5,883,000
Sr. Unsec’d. Notes	7.375	09/18/37		1,015	999,775
Sr. Unsec’d. Notes	8.375	02/15/27		900	953,676
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		2,764	2,714,773
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		49,030	48,156,776
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	6,422,016
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		10,000	10,128,100

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	27,300	24,051,823
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,177,925
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,474,488
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	192,000	226,549,966
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	70,800	84,392,228
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	23,162	23,359,380
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	21,310	18,572,719
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	15,265	15,740,983
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	308,949
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	55,614	59,887,310
Sr. Unsec’d. Notes(a)	7.750	01/17/38		3,000	3,708,750

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.750%	01/17/38		2,500	$3,090,625
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	31,751,865
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	19,150	19,092,987
Sr. Unsec’d. Notes(a)	5.875	10/17/31	EUR	34,494	34,017,994

Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes(a)	3.750	03/01/30	EUR	36,700	39,619,279
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	9.500	02/02/30		3,500	4,268,906
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	5,000	5,025,698

Province of Alberta (Canada), Sr. Unsec’d. Notes	1.300	07/22/30		21,630	18,291,907
Province of British Columbia (Canada), Bonds	7.250	09/01/36		17,530	22,399,408
Province of Quebec (Canada),
Unsec’d. Notes, MTN	7.295	07/22/26		474	494,254
Unsec’d. Notes, Series A, MTN	7.365	03/06/26		82	84,790
Unsec’d. Notes, Series A, MTN	7.380	04/09/26		100	104,599

Repubic of Italy Government International Bond Coupon Strips (Italy), Sr. Unsec’d. Notes	2.758(s)	02/20/31	EUR	43,130	37,534,986
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375	10/17/24		381	378,548
Sr. Unsec’d. Notes	2.875	10/17/29		185,800	168,816,096
Sr. Unsec’d. Notes	3.875	05/06/51		700	511,945
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	19	20,621
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		61,726	62,696,759

Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	634,740
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	6,895,065
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	7,216	6,711,342
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	3,774	3,429,639
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	41,500	45,946,383
Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34		6,002	5,979,492
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	9,173	8,531,477
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	31,633	29,388,448

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia International Bond (Serbia), (cont’d.)
Sr. Unsec’d. Notes	1.650%	03/03/33	EUR	3,888	$3,216,328
Sr. Unsec’d. Notes	2.125	12/01/30		12,350	10,053,672
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	93,337	97,573,180
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	16,252	13,444,383
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	33,806	35,340,314
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		20,207	20,143,954
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		8,350	8,532,656
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	38,264	11,657,257
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		13,553	4,926,515
Sr. Unsec’d. Notes, 144A	9.750	11/01/30(d)		23,600	7,764,400

Total Sovereign Bonds (cost $1,631,539,758)					1,502,751,859
U.S. Government Agency Obligations 18.5%
Fannie Mae Interest Strips	1.758(s)	08/06/38		386	192,881
Fannie Mae Interest Strips	3.010(s)	11/15/29		237	185,922
Fannie Mae Principal Strips	2.596(s)	01/15/30		3,617	2,869,158
Fannie Mae Principal Strips	3.528(s)	07/15/37		5,105	2,761,657
Fannie Mae Principal Strips, MTN	3.339(s)	05/15/30		2,880	2,258,879
Federal Home Loan Bank	3.200	11/29/32		22,500	20,269,903
Federal Home Loan Bank	4.250	11/02/38		4,340	3,996,917
Federal Home Loan Mortgage Corp.,
MTN	2.054(s)	11/15/38		6,800	3,459,550
MTN	2.087(s)	12/14/29		8,691	6,969,189
MTN	2.662(s)	12/17/29		893	714,447

Federal Home Loan Mortgage Corp.	1.500	12/01/50		3,573	2,756,887
Federal Home Loan Mortgage Corp.	1.500	02/01/51		7,570	5,845,615
Federal Home Loan Mortgage Corp.	1.500	04/01/51		18,243	14,084,644
Federal Home Loan Mortgage Corp.	1.500	05/01/51		44,601	34,425,219
Federal Home Loan Mortgage Corp.	1.500	06/01/51		7,951	6,106,137
Federal Home Loan Mortgage Corp.	2.000	10/01/50		2,321	1,882,218
Federal Home Loan Mortgage Corp.	2.000	11/01/50		9,351	7,585,885
Federal Home Loan Mortgage Corp.	2.000	12/01/50		40,167	32,558,766
Federal Home Loan Mortgage Corp.	2.000	02/01/51		2,175	1,757,171
Federal Home Loan Mortgage Corp.	2.000	03/01/51		32,018	25,860,942
Federal Home Loan Mortgage Corp.	2.000	04/01/51		33,857	27,397,281
Federal Home Loan Mortgage Corp.	2.000	05/01/51		359,306	290,956,173
Federal Home Loan Mortgage Corp.	2.000	08/01/51		20,259	16,367,905
Federal Home Loan Mortgage Corp.	2.500	11/01/49		5,255	4,488,111
Federal Home Loan Mortgage Corp.	2.500	07/01/50		2,296	1,952,193
Federal Home Loan Mortgage Corp.	2.500	08/01/50		12,230	10,387,851
Federal Home Loan Mortgage Corp.	2.500	09/01/50		6,298	5,349,459

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal Home Loan Mortgage Corp.	2.500%	09/01/50	6,647	$5,645,937
Federal Home Loan Mortgage Corp.	2.500	10/01/50	12,230	10,387,892
Federal Home Loan Mortgage Corp.	2.500	10/01/50	23,622	20,064,182
Federal Home Loan Mortgage Corp.	2.500	12/01/50	57,138	48,527,563
Federal Home Loan Mortgage Corp.	2.500	01/01/51	27,889	23,688,390
Federal Home Loan Mortgage Corp.	2.500	02/01/51	2,285	1,941,227
Federal Home Loan Mortgage Corp.	2.500	02/01/51	43,413	36,870,732
Federal Home Loan Mortgage Corp.	2.500	03/01/51	135,849	115,387,351
Federal Home Loan Mortgage Corp.	2.500	04/01/51	8,193	6,946,961
Federal Home Loan Mortgage Corp.	2.500	05/01/51	6,185	5,262,220
Federal Home Loan Mortgage Corp.	2.500	05/01/51	115,929	97,818,011
Federal Home Loan Mortgage Corp.	2.500	07/01/51	1,182	1,004,283
Federal Home Loan Mortgage Corp.	2.500	07/01/51	42,842	36,342,124
Federal Home Loan Mortgage Corp.	2.500	07/01/51	108,500	91,307,823
Federal Home Loan Mortgage Corp.	2.500	07/01/51	113,006	95,843,357
Federal Home Loan Mortgage Corp.	2.500	08/01/51	68,796	58,326,494
Federal Home Loan Mortgage Corp.	2.500	08/01/51	80,198	68,387,942
Federal Home Loan Mortgage Corp.	2.500	09/01/51	45,746	38,776,916
Federal Home Loan Mortgage Corp.	2.500	10/01/51	3,883	3,312,413
Federal Home Loan Mortgage Corp.	2.500	12/01/51	4,866	4,121,448
Federal Home Loan Mortgage Corp.	2.500	01/01/52	46,905	39,937,702
Federal Home Loan Mortgage Corp.	2.500	02/01/52	503	424,939
Federal Home Loan Mortgage Corp.	2.500	02/01/52	17,108	14,623,964
Federal Home Loan Mortgage Corp.	2.500	04/01/52	2,730	2,313,050
Federal Home Loan Mortgage Corp.	2.500	04/01/52	53,104	45,249,600
Federal Home Loan Mortgage Corp.	3.000	07/01/43	1,443	1,307,348
Federal Home Loan Mortgage Corp.	3.000	09/01/43	1,229	1,115,571
Federal Home Loan Mortgage Corp.	3.000	04/01/45	14,153	12,827,621
Federal Home Loan Mortgage Corp.	3.000	04/01/51	14,496	12,849,751
Federal Home Loan Mortgage Corp.	3.000	05/01/51	4,382	3,860,345
Federal Home Loan Mortgage Corp.	3.000	06/01/51	11,330	10,003,675
Federal Home Loan Mortgage Corp.	3.000	07/01/51	17,543	15,569,912
Federal Home Loan Mortgage Corp.	3.000	07/01/51	42,045	36,982,920
Federal Home Loan Mortgage Corp.	3.000	08/01/51	1,335	1,169,296
Federal Home Loan Mortgage Corp.	3.000	09/01/51	11,579	10,168,427
Federal Home Loan Mortgage Corp.	3.000	11/01/51	1,804	1,580,069
Federal Home Loan Mortgage Corp.	3.000	11/01/51	7,547	6,602,609
Federal Home Loan Mortgage Corp.	3.000	12/01/51	1,769	1,545,773
Federal Home Loan Mortgage Corp.	3.000	02/01/52	2,005	1,752,647
Federal Home Loan Mortgage Corp.	3.000	02/01/52	3,471	3,035,792
Federal Home Loan Mortgage Corp.	3.000	02/01/52	113,655	99,406,690
Federal Home Loan Mortgage Corp.	3.000	03/01/52	18,632	16,292,461
Federal Home Loan Mortgage Corp.	3.000	04/01/52	2,313	2,023,268
Federal Home Loan Mortgage Corp.	3.000	04/01/52	48,088	42,260,997
Federal Home Loan Mortgage Corp.	3.000	04/01/52	57,750	50,488,436

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal Home Loan Mortgage Corp.	3.000%	05/01/52	407	$356,110
Federal Home Loan Mortgage Corp.	3.000	06/01/52	57,105	50,379,314
Federal Home Loan Mortgage Corp.	3.000	06/01/52	63,189	55,960,339
Federal Home Loan Mortgage Corp.	3.000	08/01/52	818	713,800
Federal Home Loan Mortgage Corp.	3.000	08/01/52	286,102	252,907,661
Federal Home Loan Mortgage Corp.	3.500	02/01/47	686	641,118
Federal Home Loan Mortgage Corp.	3.500	05/01/49	781	719,117
Federal Home Loan Mortgage Corp.	3.500	08/01/49	236	216,471
Federal Home Loan Mortgage Corp.	3.500	01/01/52	10,781	9,815,893
Federal Home Loan Mortgage Corp.	3.500	03/01/52	64,509	58,889,091
Federal Home Loan Mortgage Corp.	3.500	04/01/52	7,755	7,038,150
Federal Home Loan Mortgage Corp.	3.500	05/01/52	217,894	197,959,385
Federal Home Loan Mortgage Corp.	4.000	08/01/41	266	256,942
Federal Home Loan Mortgage Corp.	4.000	08/01/41	330	318,390
Federal Home Loan Mortgage Corp.	4.000	09/01/41	632	610,179
Federal Home Loan Mortgage Corp.	4.000	11/01/41	10,046	9,699,786
Federal Home Loan Mortgage Corp.	4.000	12/01/41	456	440,366
Federal Home Loan Mortgage Corp.	4.000	01/01/42	6,224	6,009,266
Federal Home Loan Mortgage Corp.	4.000	01/01/42	10,299	9,944,578
Federal Home Loan Mortgage Corp.	4.000	02/01/42	891	861,756
Federal Home Loan Mortgage Corp.	4.000	06/01/42	1,026	991,007
Federal Home Loan Mortgage Corp.	4.000	10/01/51	2,322	2,181,112
Federal Home Loan Mortgage Corp.	4.500	09/01/39	264	261,974
Federal Home Loan Mortgage Corp.	5.000	01/01/39	30	30,716
Federal Home Loan Mortgage Corp.	5.000	07/01/52	10,157	10,026,850
Federal Home Loan Mortgage Corp.	5.000	08/01/52	24,391	24,045,649
Federal Home Loan Mortgage Corp.	5.500	06/01/31	—(r)	439
Federal Home Loan Mortgage Corp.	5.500	10/01/33	156	158,214
Federal Home Loan Mortgage Corp.	5.500	07/01/34	2	1,859
Federal Home Loan Mortgage Corp.	5.500	12/01/37	15,927	16,089,014
Federal Home Loan Mortgage Corp.	5.500	02/01/38	1,028	1,039,018
Federal Home Loan Mortgage Corp.	5.500	11/01/52	345,074	345,757,331
Federal Home Loan Mortgage Corp.	5.500	01/01/53	42,731	42,842,548
Federal Home Loan Mortgage Corp.	6.000	10/01/32	5	5,150
Federal Home Loan Mortgage Corp.	6.000	12/01/32	4	3,830
Federal Home Loan Mortgage Corp.	6.000	02/01/33	3	3,517
Federal Home Loan Mortgage Corp.	6.000	11/01/33	14	14,153
Federal Home Loan Mortgage Corp.	6.000	01/01/34	19	18,964
Federal Home Loan Mortgage Corp.	6.000	12/01/36	1	809
Federal Home Loan Mortgage Corp.	6.000	11/01/52	7,361	7,491,704
Federal Home Loan Mortgage Corp.	6.000	01/01/53	32,928	33,482,589
Federal Home Loan Mortgage Corp.	6.000	03/01/53	31,736	32,221,367
Federal Home Loan Mortgage Corp.	6.000	04/01/53	30,493	30,974,765
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	25,297	28,977,031
Federal Home Loan Mortgage Corp.	6.500	07/01/32	—(r)	383

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal Home Loan Mortgage Corp.	6.500%	08/01/32	1	$803
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	1,498
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	1,570
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	1,960
Federal Home Loan Mortgage Corp.	6.500	09/01/32	10	10,089
Federal Home Loan Mortgage Corp.	6.500	11/01/33	18	18,171
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	47,678	54,972,127
Federal Home Loan Mortgage Corp.	7.000	09/01/32	21	21,389
Federal Home Loan Mortgage Corp.	7.000	01/01/53	815	842,272
Federal Home Loan Mortgage Corp.	7.000	05/01/53	1,055	1,090,525
Federal Home Loan Mortgage Corp.	7.000	06/01/53	940	971,731
Federal Home Loan Mortgage Corp.	8.500	08/01/24	—(r)	—
Federal Home Loan Mortgage Corp.	8.500	11/01/24	—(r)	3
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.553%, Floor 4.406%)	4.533(c)	01/01/28	1	527
Enterprise 11th District COFI Institutional Replacement Index + 1.255% (Cap 11.512%, Floor 3.053%)	4.566(c)	05/01/36	3	2,998
Enterprise 11th District COFI Institutional Replacement Index + 1.257% (Cap 12.912%, Floor 3.160%)	4.577(c)	05/01/36	1	972

Federal National Mortgage Assoc.	1.265(s)	11/15/30	5,420	4,132,953
Federal National Mortgage Assoc.	1.500	10/01/50	4,196	3,227,948
Federal National Mortgage Assoc.	1.500	12/01/50	46,973	36,242,051
Federal National Mortgage Assoc.	1.500	01/01/51	23,447	18,044,014
Federal National Mortgage Assoc.	1.500	03/01/51	20,430	15,709,649
Federal National Mortgage Assoc.	1.500	03/01/51	67,688	52,236,860
Federal National Mortgage Assoc.	1.500	04/01/51	70,185	54,177,950
Federal National Mortgage Assoc.	1.500	05/01/51	1,085	837,303
Federal National Mortgage Assoc.	1.500	06/01/51	108,776	83,510,849
Federal National Mortgage Assoc.	1.500	07/01/51	6,087	4,678,200
Federal National Mortgage Assoc.	1.500	09/01/51	5,654	4,364,005
Federal National Mortgage Assoc.	2.000	06/01/50	92,781	75,639,500
Federal National Mortgage Assoc.	2.000	11/01/50	57,186	46,406,771
Federal National Mortgage Assoc.	2.000	12/01/50	9,794	7,953,269
Federal National Mortgage Assoc.	2.000	01/01/51	14,007	11,343,595
Federal National Mortgage Assoc.	2.000	02/01/51	19,212	15,519,593
Federal National Mortgage Assoc.	2.000	03/01/51	11,370	9,184,811
Federal National Mortgage Assoc.	2.000	04/01/51	111,905	90,598,316
Federal National Mortgage Assoc.	2.000	05/01/51	79,650	64,506,287
Federal National Mortgage Assoc.	2.000	06/01/51	8,629	6,985,313
Federal National Mortgage Assoc.	2.000	07/01/51	12,134	9,801,438

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	2.000%	08/01/51	13,363	$10,772,861
Federal National Mortgage Assoc.	2.000	10/01/51	63,029	50,927,346
Federal National Mortgage Assoc.	2.000	11/01/51	57,458	46,367,952
Federal National Mortgage Assoc.(k)	2.186(s)	03/17/31	794	586,837
Federal National Mortgage Assoc.	2.500	TBA	196,500	164,962,803
Federal National Mortgage Assoc.	2.500	05/01/50	12,072	10,244,192
Federal National Mortgage Assoc.	2.500	06/01/50	108,352	92,050,447
Federal National Mortgage Assoc.	2.500	07/01/50	5,362	4,559,446
Federal National Mortgage Assoc.	2.500	08/01/50	63,036	53,542,128
Federal National Mortgage Assoc.	2.500	09/01/50	4,084	3,469,041
Federal National Mortgage Assoc.	2.500	11/01/50	36,037	30,609,110
Federal National Mortgage Assoc.	2.500	01/01/51	5,489	4,634,680
Federal National Mortgage Assoc.	2.500	01/01/51	91,298	77,546,156
Federal National Mortgage Assoc.	2.500	02/01/51	128,782	109,091,376
Federal National Mortgage Assoc.	2.500	03/01/51	26,831	22,778,990
Federal National Mortgage Assoc.	2.500	04/01/51	117,533	99,193,418
Federal National Mortgage Assoc.	2.500	05/01/51	5,950	5,033,789
Federal National Mortgage Assoc.	2.500	05/01/51	63,043	53,417,097
Federal National Mortgage Assoc.	2.500	06/01/51	6,950	5,933,451
Federal National Mortgage Assoc.	2.500	06/01/51	13,218	11,214,557
Federal National Mortgage Assoc.	2.500	07/01/51	70,482	59,789,219
Federal National Mortgage Assoc.	2.500	10/01/51	10,695	9,066,916
Federal National Mortgage Assoc.	2.500	10/01/51	22,986	19,487,905
Federal National Mortgage Assoc.	2.500	11/01/51	5,594	4,751,387
Federal National Mortgage Assoc.	2.500	12/01/51	2,468	2,093,482
Federal National Mortgage Assoc.	2.500	02/01/52	3,047	2,577,570
Federal National Mortgage Assoc.	2.500	02/01/52	7,378	6,302,996
Federal National Mortgage Assoc.	2.500	03/01/52	3,790	3,207,921
Federal National Mortgage Assoc.	2.500	03/01/52	64,905	55,308,840
Federal National Mortgage Assoc.	2.500	04/01/52	6,231	5,264,972
Federal National Mortgage Assoc.	2.500	09/01/52	901	762,143
Federal National Mortgage Assoc.	3.000	10/01/44	3,038	2,752,689
Federal National Mortgage Assoc.	3.000	10/01/44	41,415	37,579,330
Federal National Mortgage Assoc.	3.000	03/01/45	3,116	2,827,648
Federal National Mortgage Assoc.	3.000	06/01/45	2,137	1,937,347
Federal National Mortgage Assoc.	3.000	09/01/50	31,202	27,633,120
Federal National Mortgage Assoc.	3.000	04/01/51	734	648,034
Federal National Mortgage Assoc.	3.000	05/01/51	30,189	26,621,024
Federal National Mortgage Assoc.	3.000	06/01/51	3,367	2,962,095
Federal National Mortgage Assoc.	3.000	07/01/51	120,492	106,136,825
Federal National Mortgage Assoc.	3.000	08/01/51	9,442	8,298,604
Federal National Mortgage Assoc.	3.000	10/01/51	56	49,341
Federal National Mortgage Assoc.	3.000	10/01/51	5,518	4,813,309
Federal National Mortgage Assoc.	3.000	11/01/51	751	660,547
Federal National Mortgage Assoc.	3.000	11/01/51	808	709,158

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.000%	11/01/51	2,738	$2,404,884
Federal National Mortgage Assoc.	3.000	12/01/51	324	284,196
Federal National Mortgage Assoc.	3.000	12/01/51	2,081	1,828,861
Federal National Mortgage Assoc.	3.000	01/01/52	436	381,310
Federal National Mortgage Assoc.	3.000	01/01/52	6,870	6,013,202
Federal National Mortgage Assoc.	3.000	01/01/52	150,510	132,018,923
Federal National Mortgage Assoc.	3.000	02/01/52	670	586,147
Federal National Mortgage Assoc.	3.000	02/01/52	133,556	117,359,598
Federal National Mortgage Assoc.	3.000	02/01/52	186,554	163,187,744
Federal National Mortgage Assoc.	3.000	03/01/52	394,719	345,207,262
Federal National Mortgage Assoc.	3.000	04/01/52	260,361	227,654,769
Federal National Mortgage Assoc.	3.000	05/01/52	1,010	883,301
Federal National Mortgage Assoc.	3.000	06/01/52	16,505	14,400,506
Federal National Mortgage Assoc.	3.000	07/01/52	1,506	1,322,108
Federal National Mortgage Assoc.	3.000	07/01/52	6,104	5,364,508
Federal National Mortgage Assoc.	3.500	11/01/42	37,129	34,774,186
Federal National Mortgage Assoc.	3.500	05/01/49	2,162	1,991,744
Federal National Mortgage Assoc.	3.500	07/01/49	500	461,475
Federal National Mortgage Assoc.	3.500	07/01/49	991	915,018
Federal National Mortgage Assoc.	3.500	08/01/49	953	876,091
Federal National Mortgage Assoc.	3.500	09/01/49	7,983	7,358,037
Federal National Mortgage Assoc.	3.500	09/01/49	9,583	8,828,468
Federal National Mortgage Assoc.	3.500	10/01/49	4,876	4,489,958
Federal National Mortgage Assoc.	3.500	11/01/49	2,104	1,927,284
Federal National Mortgage Assoc.	3.500	01/01/50	12,247	11,254,392
Federal National Mortgage Assoc.	3.500	02/01/50	42	38,423
Federal National Mortgage Assoc.	3.500	03/01/50	2,069	1,903,346
Federal National Mortgage Assoc.	3.500	03/01/50	7,464	6,858,395
Federal National Mortgage Assoc.	3.500	04/01/50	4,746	4,365,294
Federal National Mortgage Assoc.	3.500	06/01/50	2,386	2,191,119
Federal National Mortgage Assoc.	3.500	09/01/50	391	358,296
Federal National Mortgage Assoc.	3.500	12/01/51	1,695	1,539,581
Federal National Mortgage Assoc.	3.500	01/01/52	17,759	16,207,415
Federal National Mortgage Assoc.	3.500	03/01/52	19,760	17,990,640
Federal National Mortgage Assoc.	3.500	03/01/52	29,489	26,890,447
Federal National Mortgage Assoc.	3.500	04/01/52	47,260	42,938,716
Federal National Mortgage Assoc.	3.500	05/01/52	148,924	135,307,472
Federal National Mortgage Assoc.	4.000	12/01/40	120	116,128
Federal National Mortgage Assoc.	4.000	12/01/40	238	229,276
Federal National Mortgage Assoc.	4.000	01/01/41	2,763	2,668,835
Federal National Mortgage Assoc.	4.000	02/01/41	372	359,011
Federal National Mortgage Assoc.	4.000	02/01/41	2,017	1,948,279
Federal National Mortgage Assoc.	4.000	11/01/41	1,501	1,450,047
Federal National Mortgage Assoc.	4.000	11/01/41	4,423	4,271,178
Federal National Mortgage Assoc.	4.000	01/01/42	1,824	1,762,245

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	4.000%	01/01/42		11,836	$11,432,485
Federal National Mortgage Assoc.	4.000	02/01/42		23,777	22,959,370
Federal National Mortgage Assoc.	4.000	04/01/42		6,073	5,866,295
Federal National Mortgage Assoc.	4.000	06/01/42		9,454	9,131,105
Federal National Mortgage Assoc.	4.000	03/01/48		24,629	23,712,738
Federal National Mortgage Assoc.	4.000	04/01/52		5,580	5,229,001
Federal National Mortgage Assoc.	4.000	06/01/52		47,520	44,565,275
Federal National Mortgage Assoc.	4.500	01/01/25		2	1,541
Federal National Mortgage Assoc.	4.500	02/01/33		2	2,126
Federal National Mortgage Assoc.	4.500	08/01/33		2	2,078
Federal National Mortgage Assoc.	4.500	08/01/40		3,569	3,538,664
Federal National Mortgage Assoc.	4.500	07/01/41		2,487	2,465,629
Federal National Mortgage Assoc.	4.500	11/01/42		12,343	12,239,060
Federal National Mortgage Assoc.	4.500	09/01/46		5,049	4,986,694
Federal National Mortgage Assoc.	4.500	04/01/48		16,393	16,217,576
Federal National Mortgage Assoc.	4.500	01/01/50		15,868	15,734,974
Federal National Mortgage Assoc.	4.500	01/01/50		26,602	26,378,051
Federal National Mortgage Assoc.	4.500	03/01/50		13,547	13,433,362
Federal National Mortgage Assoc.	4.500	06/01/52		29,794	28,732,233
Federal National Mortgage Assoc.	5.000	03/01/34		253	255,522
Federal National Mortgage Assoc.	5.000	08/01/52		57,139	56,387,515
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	6,098	8,140,861
Federal National Mortgage Assoc.	5.500	TBA		86,500	86,649,350
Federal National Mortgage Assoc.	5.500	07/01/33		11	10,739
Federal National Mortgage Assoc.	5.500	08/01/33		—(r)	128
Federal National Mortgage Assoc.	5.500	10/01/33		21	21,272
Federal National Mortgage Assoc.	5.500	11/01/33		4	3,675
Federal National Mortgage Assoc.	5.500	04/01/34		2	1,696
Federal National Mortgage Assoc.	5.500	04/01/34		9	9,127
Federal National Mortgage Assoc.	5.500	04/01/34		53	53,888
Federal National Mortgage Assoc.	5.500	05/01/34		2	2,047
Federal National Mortgage Assoc.	5.500	05/01/34		15	14,735
Federal National Mortgage Assoc.	5.500	03/01/35		437	442,350
Federal National Mortgage Assoc.	5.500	01/01/38		457	462,250
Federal National Mortgage Assoc.	5.500	04/01/38		14,731	14,880,957
Federal National Mortgage Assoc.	5.500	11/01/52		30,703	30,832,881
Federal National Mortgage Assoc.	5.500	01/01/53		54,033	54,155,321
Federal National Mortgage Assoc.	6.000	TBA		394,500	400,047,992
Federal National Mortgage Assoc.	6.000	09/01/32		—(r)	53
Federal National Mortgage Assoc.	6.000	11/01/32		2	1,606
Federal National Mortgage Assoc.	6.000	03/01/33		1	891
Federal National Mortgage Assoc.	6.000	10/01/33		2	2,027
Federal National Mortgage Assoc.	6.000	11/01/33		46	47,352
Federal National Mortgage Assoc.	6.000	02/01/34		57	59,017
Federal National Mortgage Assoc.	6.000	11/01/34		13	13,804

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	6.000%	11/01/34	19	$19,275
Federal National Mortgage Assoc.	6.000	04/01/36	1	1,025
Federal National Mortgage Assoc.	6.000	04/01/36	2	1,572
Federal National Mortgage Assoc.	6.000	04/01/36	4	4,184
Federal National Mortgage Assoc.	6.000	06/01/37	7	6,695
Federal National Mortgage Assoc.	6.000	11/01/52	54,989	55,978,052
Federal National Mortgage Assoc.	6.000	12/01/52	40,867	41,583,515
Federal National Mortgage Assoc.	6.000	04/01/53	23,020	23,363,307
Federal National Mortgage Assoc.	6.000	09/01/53	38,830	39,843,152
Federal National Mortgage Assoc.	6.500	07/01/32	4	3,692
Federal National Mortgage Assoc.	6.500	08/01/32	5	4,975
Federal National Mortgage Assoc.	6.500	09/01/32	1	731
Federal National Mortgage Assoc.	6.500	09/01/32	17	17,174
Federal National Mortgage Assoc.	6.500	09/01/32	20	20,403
Federal National Mortgage Assoc.	6.500	09/01/32	23	23,748
Federal National Mortgage Assoc.	6.500	10/01/32	12	11,929
Federal National Mortgage Assoc.	6.500	04/01/33	18	18,327
Federal National Mortgage Assoc.	6.625	11/15/30	55,120	62,806,715
Federal National Mortgage Assoc.	7.000	05/01/32	6	5,932
Federal National Mortgage Assoc.	7.000	06/01/32	3	3,533
Federal National Mortgage Assoc.	7.000	01/01/53	1,081	1,116,464
Federal National Mortgage Assoc.	7.000	02/01/53	882	911,526
Federal National Mortgage Assoc.	7.000	03/01/53	3,543	3,661,236
Federal National Mortgage Assoc.	7.000	06/01/53	873	902,668
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	8,348,257
Freddie Mac Coupon Strips	2.050(s)	01/15/32	4,659	3,311,953
Freddie Mac Coupon Strips	4.124(s)	07/15/32	8,525	5,888,163
Freddie Mac Coupon Strips	4.809(s)	07/15/31	735	542,367
Freddie Mac Coupon Strips	5.245(s)	03/15/31	1,670	1,245,340
Freddie Mac Strips	1.474(s)	03/15/31	10,264	7,713,058
Freddie Mac Strips	3.886(s)	07/15/32	4,621	3,285,042
Government National Mortgage Assoc.	2.000	TBA	1,500	1,243,066
Government National Mortgage Assoc.	2.000	12/20/50	153,033	126,983,440
Government National Mortgage Assoc.	2.500	01/20/51	38,295	33,014,262
Government National Mortgage Assoc.	2.500	03/20/51	84,535	72,834,634
Government National Mortgage Assoc.	2.500	04/20/51	103,580	89,125,135
Government National Mortgage Assoc.	3.000	01/15/45	56	50,128
Government National Mortgage Assoc.	3.000	03/15/45	12	10,752
Government National Mortgage Assoc.	3.000	03/15/45	118	106,741
Government National Mortgage Assoc.	3.500	TBA	44,500	40,907,650
Government National Mortgage Assoc.	3.500	10/15/40	75	70,874
Government National Mortgage Assoc.	3.500	12/20/47	3,502	3,251,366
Government National Mortgage Assoc.	3.500	11/20/51	2,798	2,571,903
Government National Mortgage Assoc.	3.500	12/20/51	211,875	195,101,863
Government National Mortgage Assoc.	4.000	11/20/48	307	292,599

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	4.500%	02/20/41	833	$827,550
Government National Mortgage Assoc.	4.500	07/20/52	50,513	49,004,249
Government National Mortgage Assoc.	4.500	08/20/52	40,037	38,874,181
Government National Mortgage Assoc.	4.500	09/20/52	16,506	16,010,166
Government National Mortgage Assoc.	5.000	08/20/39	253	256,935
Government National Mortgage Assoc.	5.000	09/20/52	81,835	81,044,212
Government National Mortgage Assoc.	5.500	10/20/52	27,205	27,393,828
Government National Mortgage Assoc.	5.500	11/20/52	74,024	74,417,576
Government National Mortgage Assoc.	6.000	TBA	50,000	50,568,468
Government National Mortgage Assoc.(tt)	6.000	TBA	84,500	85,490,418
Government National Mortgage Assoc.	6.000	01/15/33	10	10,133
Government National Mortgage Assoc.	6.000	03/15/33	2	2,504
Government National Mortgage Assoc.	6.000	05/15/33	4	3,904
Government National Mortgage Assoc.	6.000	06/15/33	2	2,277
Government National Mortgage Assoc.	6.000	12/15/33	11	11,648
Government National Mortgage Assoc.	6.000	01/20/53	12,442	12,663,904
Government National Mortgage Assoc.	6.500	TBA	150,000	152,706,369
Government National Mortgage Assoc.	6.500	09/15/32	17	17,489
Government National Mortgage Assoc.	6.500	09/15/32	28	28,860
Government National Mortgage Assoc.	6.500	11/15/33	16	17,142
Government National Mortgage Assoc.	6.500	11/15/33	45	47,136
Government National Mortgage Assoc.	6.500	07/15/38	—(r)	450
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	128
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	112
Government National Mortgage Assoc.	8.500	08/20/30	1	711
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29	10,352	10,915,946
Resolution Funding Corp., Unsec’d. Notes, Series A	8.625	01/15/30	429	520,108
Resolution Funding Corp. Interest Strips	2.449(s)	01/15/30	1,519	1,207,048
Resolution Funding Corp. Interest Strips	3.599(s)	04/15/30	18,610	14,556,258
Resolution Funding Corp. Principal Strips	3.375(s)	01/15/30	10,514	8,355,864
Resolution Funding Corp. Principal Strips	3.479(s)	04/15/30	1,510	1,188,775
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790	891,166
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series A	2.875	02/01/27	4,560	4,418,383
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39	575	268,334
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878	1,622,638
Tennessee Valley Authority Principal Strips, Unsec’d. Notes	2.937(s)	09/15/24	475	471,700
Tennessee Valley Authority Principal Strips, Bonds	3.017(s)	05/01/30	6,528	5,058,499
Tennessee Valley Authority Principal Strips	3.874(s)	06/15/35	1,300	758,154
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes, Series 2	3.190	10/05/34	2,428	2,261,918
U.S. Gov’t. Gtd. Notes, Series 4	3.000	10/05/34	5,665	5,227,260
U.S. Gov’t. Gtd. Notes, Series A	0.000(s)	01/24/29	16,600	17,979,382

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250%	10/15/30	1,444	$1,389,988
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370	10/05/34	5,760	5,422,411

Total U.S. Government Agency Obligations (cost $8,557,554,256)				8,657,786,236
U.S. Treasury Obligations 4.8%
U.S. Treasury Bonds(h)	1.375	11/15/40	655,405	429,290,275
U.S. Treasury Bonds	1.750	08/15/41	382,720	262,103,400
U.S. Treasury Bonds	2.000	11/15/41	315	223,847
U.S. Treasury Bonds	2.000	02/15/50	30,250	18,991,328
U.S. Treasury Bonds(k)	2.250	05/15/41	578,340	433,032,075
U.S. Treasury Bonds	2.250	08/15/49	19,085	12,751,166
U.S. Treasury Bonds	2.250	02/15/52	8,407	5,539,425
U.S. Treasury Bonds	2.375	02/15/42	80,244	60,433,762
U.S. Treasury Bonds(k)	2.375	05/15/51	14,290	9,719,433
U.S. Treasury Bonds(h)(k)	2.500	02/15/46	147,630	107,562,295
U.S. Treasury Bonds(k)	2.875	05/15/43	111,225	89,084,273
U.S. Treasury Bonds	2.875	08/15/45	505	396,188
U.S. Treasury Bonds	3.000	02/15/49	1,485	1,160,620
U.S. Treasury Bonds	3.125	02/15/43	5,930	4,952,477
U.S. Treasury Bonds	3.375	08/15/42	45,000	39,241,406
U.S. Treasury Bonds	3.375	11/15/48	39,400	33,003,656
U.S. Treasury Bonds	3.625	02/15/53	2,990	2,626,528
U.S. Treasury Bonds	3.750	11/15/43	10,670	9,713,034
U.S. Treasury Bonds	3.875	05/15/43	23,940	22,275,422
U.S. Treasury Bonds	4.000	11/15/52	4,455	4,190,484
U.S. Treasury Bonds	4.750	11/15/43	60,460	63,152,359
U.S. Treasury Notes	1.500	02/15/25	4,595	4,508,126
U.S. Treasury Notes(k)	2.125	05/15/25	16,820	16,463,232
U.S. Treasury Notes	2.625	04/15/25	5,545	5,457,276
U.S. Treasury Notes	2.875	06/15/25	1,985	1,952,046
U.S. Treasury Notes	3.000	07/15/25	13,660	13,439,626
U.S. Treasury Notes	3.625	05/15/26	3,235	3,194,942
U.S. Treasury Notes	4.000	12/15/25	3,960	3,932,156
U.S. Treasury Notes	4.000	07/31/29	230	230,791
U.S. Treasury Notes	4.000	10/31/29	7,215	7,233,038
U.S. Treasury Notes	4.125	03/31/29	20,105	20,262,070
U.S. Treasury Notes	4.125	07/31/31	5,895	5,953,950
U.S. Treasury Notes	4.250	10/15/25	2,585	2,574,297
U.S. Treasury Notes	4.250	06/30/29	1,820	1,845,452
U.S. Treasury Notes	4.375	05/15/34	33,955	34,830,402
U.S. Treasury Notes	4.625	09/30/28	10,550	10,811,277

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	4.625%	09/30/30	24,695	$25,582,477
U.S. Treasury Notes	5.000	10/31/25	1,000	1,004,609
U.S. Treasury Strips Coupon	1.113(s)	11/15/44	37,805	14,752,811
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	13,055	5,685,554
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	837	636,872
U.S. Treasury Strips Coupon	2.063(s)	02/15/39	98,165	51,728,354
U.S. Treasury Strips Coupon	2.206(s)	05/15/39	120,420	62,566,657
U.S. Treasury Strips Coupon	2.314(s)	11/15/40	34,965	16,749,055
U.S. Treasury Strips Coupon	2.364(s)	05/15/45	32,250	12,328,067
U.S. Treasury Strips Coupon	2.377(s)	08/15/45	12,525	4,731,123
U.S. Treasury Strips Coupon	2.379(s)	08/15/44	82,650	32,582,180
U.S. Treasury Strips Coupon	2.389(s)	05/15/43	13,155	5,498,893
U.S. Treasury Strips Coupon	2.441(s)	05/15/44	53,520	21,316,012
U.S. Treasury Strips Coupon	2.509(s)	02/15/45	35,525	13,729,858
U.S. Treasury Strips Coupon	2.695(s)	05/15/41	36,415	17,036,815
U.S. Treasury Strips Coupon	2.826(s)	11/15/43	63,879	26,020,711
U.S. Treasury Strips Coupon	3.165(s)	08/15/41	33,805	15,564,826
U.S. Treasury Strips Coupon	3.393(s)	08/15/40	52,000	25,285,000
U.S. Treasury Strips Coupon	4.018(s)	11/15/42	3,725	1,598,840
U.S. Treasury Strips Coupon	4.369(s)	05/15/42	18,020	7,935,839
U.S. Treasury Strips Coupon	4.452(s)	11/15/41	98,950	44,875,372
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	6,925	2,264,150
U.S. Treasury Strips Coupon	4.667(s)	02/15/41	39,240	18,609,876
U.S. Treasury Strips Coupon	4.813(s)	02/15/42	36,390	16,253,253
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	25,990	8,600,050
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	19,925	6,458,502
U.S. Treasury Strips Coupon	5.331(s)	02/15/40	32,600	16,285,992
U.S. Treasury Strips Coupon	5.356(s)	05/15/40	13,710	6,762,350
U.S. Treasury Strips Principal	2.280(s)	11/15/44	11,280	4,570,163

Total U.S. Treasury Obligations (cost $2,868,117,915)				2,229,146,395

	Shares
Affiliated Exchange-Traded Fund 0.0%
PGIM AAA CLO ETF (cost $9,018,430)(wa)		177,000	9,052,665
Common Stocks 0.1%
Chemicals 0.0%
TPC Group, Inc.*^	353,022	12,355,770

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp. (original cost $3,159,590; purchased 02/04/21 - 02/09/21)(a)(f)	463,248	$35,359,720
Pharmaceuticals 0.0%
Endo, Inc.*	2	58
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $2,056,652; purchased 01/29/24 - 01/30/24)*^(f)	1,695,385	4,221,509
Intelsat Emergence SA (Luxembourg)*	66,981	2,508,438
		6,729,947

Total Common Stocks (cost $11,283,205)		54,445,495
Preferred Stocks 0.0%
Banks 0.0%
Citigroup Capital XIII, 11.887%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	22,000	641,740
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	315,000	7,676,550
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $1,085,991; purchased 01/26/24 - 01/29/24)*^(f)	180,032	1,908,933

Total Preferred Stocks (cost $9,510,990)		10,227,223

Total Long-Term Investments (cost $48,594,201,746)		46,117,757,479

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 4.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(wa)	1,909,648,138	$1,909,648,138
PGIM Institutional Money Market Fund (7-day effective yield 5.606%) (cost $186,207,309; includes $183,904,923 of cash collateral for securities on loan)(b)(wa)	186,786,347	186,674,275

Total Short-Term Investments (cost $2,095,855,447)		2,096,322,413

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.9% (cost $50,690,057,193)		48,214,079,892
Options Written*~ (0.0)%
(premiums received $1,746,502)		(128,556)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.9% (cost $50,688,310,691)		48,213,951,336
Liabilities in excess of other assets(z) (2.9)%		(1,375,585,764)

Net Assets 100.0%		$46,838,365,572

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
ABS—Asset-Backed Security
ACE—Adjusted Current Earnings
AID—Agency for International Development
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CF—CF Secured, LLC
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
CMT—Constant Maturity Treasury
COFI—Cost of Funds Index
CS—Credit Suisse Securities (USA) LLC
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSC—Morgan Stanley & Co. LLC
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PO—Principal Only
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SG—Societe Generale
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $413,924,900 and 0.9% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $180,635,412; cash collateral of $183,904,923 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $350,046,140. The aggregate value of $315,958,890 is 0.7% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $84,500,000 is 0.2% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at July 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $8,165,783)	8,256	$8,193,584	$27,801	$—
Tank Holding Corp., Delayed Draw Term Commitment, 1.000%, Maturity Date 03/31/28 (cost $1,737,896)	1,759	1,741,311	3,415	—
		$9,934,895	$31,216	$—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	5.000%	TBA	09/16/24	$(75,500)	$(74,381,212)
Government National Mortgage Assoc.	4.500%	TBA	09/23/24	(51,500)	(49,931,695)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $123,390,469)					$(124,312,907)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Azerbaijan Contingent CAP	Call	DB	12/22/32	6.86%		—		317,546	$(128,556)
(premiums received $1,746,502)
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1, 06/20/29	Call	08/21/24	$108.00	5.00%(Q)	CDX.NA.HY. 42.V1(Q)	250,000	$101,938	$85,688
(cost $16,250)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1, 06/20/29	Put	08/21/24	$108.00	5.00%(Q)	CDX.NA.HY. 42.V1(Q)	250,000	$(3,768,065)	$21,935
CDX.NA.IG.42.V1, 06/20/29	Put	11/20/24	0.75%	1.00%(Q)	CDX.NA.IG. 42.V1(Q)	1,000,000	(929,680)	5,320
Total Centrally Cleared Swaptions (premiums received $4,725,000)							$(4,697,745)	$27,255

Futures contracts outstanding at July 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7,217	3 Month CME SOFR	Sep. 2024	$1,707,316,669	$(1,669,600)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Futures contracts outstanding at July 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
4,232	3 Month CME SOFR	Dec. 2024	$1,004,729,700	$(3,179,473)
4,232	3 Month CME SOFR	Mar. 2025	1,009,279,100	(1,618,451)
2,432	3 Month CME SOFR	Jun. 2025	582,464,000	2,148,553
21,807	2 Year U.S. Treasury Notes	Sep. 2024	4,478,442,269	33,778,113
10,425	5 Year U.S. Treasury Notes	Sep. 2024	1,124,759,818	17,298,599
22,529	10 Year U.S. Treasury Notes	Sep. 2024	2,519,023,813	48,530,934
17,920	10 Year U.S. Ultra Treasury Notes	Sep. 2024	2,071,160,090	52,806,193
2,758	20 Year U.S. Treasury Bonds	Sep. 2024	333,114,688	11,613,980
18,865	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	2,414,130,469	69,589,805
30	Bloomberg High Yield Credit Index	Sep. 2024	3,001,050	52,183
20	Bloomberg Investment Grade Duration Hedged Credit Index	Sep. 2024	2,008,000	(8,032)
150	iBoxx Emerging Market Bond Index	Sep. 2024	2,073,600	12,129
				229,354,933
Short Positions:
3,500	5 Year Euro-Bobl	Sep. 2024	445,113,191	(8,810,067)
3,352	10 Year Euro-Bund	Sep. 2024	485,132,588	(13,243,869)
1,023	Euro Schatz Index	Sep. 2024	117,440,061	(969,535)
				(23,023,471)
				$206,331,462
Forward foreign currency exchange contracts outstanding at July 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/24	BOA	BRL	745,769	$134,637,213	$131,820,694	$—	$(2,816,519)
Expiring 09/04/24	BARC	BRL	585,877	103,463,823	103,209,897	—	(253,926)
Chilean Peso,
Expiring 09/23/24	BARC	CLP	27,505,889	29,435,000	29,192,216	—	(242,784)
Expiring 09/23/24	BOA	CLP	19,047,710	20,135,000	20,215,484	80,484	—
Chinese Renminbi,
Expiring 09/19/24	BOA	CNH	396,656	54,628,000	55,129,871	501,871	—
Expiring 09/19/24	HSBC	CNH	375,707	51,741,000	52,218,239	477,239	—
Expiring 09/19/24	JPM	CNH	372,795	51,776,000	51,813,516	37,516	—
Expiring 09/19/24	MSI	CNH	382,168	52,915,000	53,116,243	201,243	—
Colombian Peso,
Expiring 09/18/24	BARC	COP	154,203,735	36,481,000	37,800,434	1,319,434	—
Expiring 09/18/24	CITI	COP	48,467,044	11,570,075	11,880,875	310,800	—
Expiring 09/18/24	CITI	COP	48,108,372	11,570,075	11,792,953	222,878	—

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/18/24	DB	COP	78,589,730	$18,932,850	$19,264,942	$332,092	$—
Euro,
Expiring 08/06/24	CITI	EUR	85,310	92,347,844	92,352,047	4,203	—
Expiring 10/21/24	JPM	EUR	35,705	39,047,069	38,793,553	—	(253,516)
Hungarian Forint,
Expiring 10/21/24	BOA	HUF	5,236,323	14,463,483	14,347,890	—	(115,593)
Indian Rupee,
Expiring 09/18/24	DB	INR	5,870,165	70,009,189	70,006,100	—	(3,089)
Expiring 09/18/24	JPM	INR	4,130,116	49,256,000	49,254,708	—	(1,292)
Expiring 09/18/24	MSI	INR	5,870,165	70,086,507	70,006,100	—	(80,407)
Indonesian Rupiah,
Expiring 09/18/24	JPM	IDR	1,936,910,000	118,566,243	119,078,681	512,438	—
Mexican Peso,
Expiring 09/18/24	CITI	MXN	1,339,088	69,749,605	71,326,527	1,576,922	—
Expiring 09/18/24	CITI	MXN	690,120	36,630,000	36,759,260	129,260	—
Expiring 09/18/24	JPM	MXN	333,618	18,016,000	17,770,164	—	(245,836)
New Taiwanese Dollar,
Expiring 09/18/24	HSBC	TWD	1,619,622	49,939,000	49,762,548	—	(176,452)
Peruvian Nuevo Sol,
Expiring 09/18/24	CITI	PEN	88,315	23,823,132	23,621,366	—	(201,766)
Expiring 09/18/24	DB	PEN	59,213	15,875,868	15,837,439	—	(38,429)
Philippine Peso,
Expiring 09/18/24	CITI	PHP	1,429,251	24,362,507	24,470,456	107,949	—
Expiring 09/18/24	SCB	PHP	2,626,074	44,727,000	44,961,481	234,481	—
Polish Zloty,
Expiring 10/21/24	CITI	PLN	71,062	18,029,869	17,907,517	—	(122,352)
South African Rand,
Expiring 09/18/24	GSI	ZAR	1,016,273	53,948,890	55,587,109	1,638,219	—
Thai Baht,
Expiring 09/18/24	HSBC	THB	1,000,682	27,929,000	28,184,021	255,021	—
Turkish Lira,
Expiring 08/05/24	CITI	TRY	1,369,437	40,447,687	41,137,648	689,961	—
Expiring 08/05/24	CITI	TRY	908,132	26,914,000	27,280,125	366,125	—
Expiring 08/14/24	UAG	TRY	1,662,881	48,879,521	49,423,188	543,667	—
Expiring 08/21/24	BOA	TRY	2,440,773	71,066,336	71,927,427	861,091	—
Expiring 08/28/24	BARC	TRY	2,004,257	58,499,652	58,566,499	66,847	—
				$1,659,899,438	$1,665,817,218	10,469,741	(4,551,961)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/24	BARC	BRL	585,877	$103,808,009	$103,558,463	$249,546	$—
Expiring 08/02/24	SCB	BRL	159,892	29,532,000	28,262,230	1,269,770	—
British Pound,
Expiring 10/21/24	SCB	GBP	2,140	2,753,000	2,752,266	734	—
Expiring 10/21/24	TD	GBP	451,303	585,789,388	580,535,976	5,253,412	—
Canadian Dollar,
Expiring 10/21/24	HSBC	CAD	33,059	24,225,099	24,001,298	223,801	—
Chilean Peso,
Expiring 09/23/24	CITI	CLP	28,679,902	31,361,635	30,438,205	923,430	—
Expiring 09/23/24	CITI	CLP	16,532,470	17,403,699	17,546,040	—	(142,341)
Expiring 09/23/24	MSI	CLP	10,789,018	11,607,960	11,450,470	157,490	—
Expiring 09/23/24	MSI	CLP	6,453,966	6,859,500	6,849,645	9,855	—
Expiring 09/23/24	MSI	CLP	4,252,548	4,502,576	4,513,263	—	(10,687)
Chinese Renminbi,
Expiring 09/19/24	HSBC	CNH	101,474	13,967,000	14,103,591	—	(136,591)
Expiring 09/19/24	MSI	CNH	3,785,110	525,104,358	526,079,647	—	(975,289)
Colombian Peso,
Expiring 09/18/24	CITI	COP	160,688,000	40,165,975	39,389,942	776,033	—
Expiring 09/18/24	CITI	COP	49,496,638	11,841,301	12,133,263	—	(291,962)
Czech Koruna,
Expiring 10/21/24	MSI	CZK	3,974,061	171,148,179	169,654,423	1,493,756	—
Euro,
Expiring 08/06/24	CITI	EUR	127,965	138,567,425	138,528,070	39,355	—
Expiring 10/21/24	GSI	EUR	1,122,118	1,229,029,992	1,219,168,820	9,861,172	—
Expiring 10/21/24	HSBC	EUR	1,077,233	1,179,142,736	1,170,402,067	8,740,669	—
Expiring 10/21/24	SSB	EUR	1,619,012	1,744,794,676	1,759,038,746	—	(14,244,070)
Expiring 10/21/24	SSB	EUR	1,215,301	1,328,665,740	1,320,411,415	8,254,325	—
Indian Rupee,
Expiring 09/18/24	JPM	INR	4,171,521	49,847,000	49,748,497	98,503	—
Indonesian Rupiah,
Expiring 09/18/24	HSBC	IDR	377,439,715	22,835,000	23,204,497	—	(369,497)
New Taiwanese Dollar,
Expiring 09/18/24	CITI	TWD	1,980,338	60,896,000	60,845,483	50,517	—
Expiring 09/18/24	CITI	TWD	1,975,597	60,261,000	60,699,807	—	(438,807)
Expiring 09/18/24	CITI	TWD	1,510,126	46,814,000	46,398,317	415,683	—
Expiring 09/18/24	GSI	TWD	901,982	28,129,792	27,713,208	416,584	—
Expiring 09/18/24	HSBC	TWD	1,549,136	48,081,000	47,596,896	484,104	—
Expiring 09/18/24	JPM	TWD	1,909,901	59,355,000	58,681,336	673,664	—
Peruvian Nuevo Sol,
Expiring 09/18/24	BOA	PEN	69,282	18,385,902	18,530,529	—	(144,627)
Expiring 09/18/24	CITI	PEN	114,225	30,109,000	30,551,198	—	(442,198)
Expiring 09/18/24	CITI	PEN	111,564	29,502,000	29,839,584	—	(337,584)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/18/24	CITI	PEN	69,282	$18,395,666	$18,530,529	$—	$(134,863)
Philippine Peso,
Expiring 09/18/24	BOA	PHP	2,708,156	46,300,000	46,366,825	—	(66,825)
Singapore Dollar,
Expiring 09/18/24	BOA	SGD	68,024	50,597,000	51,013,134	—	(416,134)
Expiring 09/18/24	SCB	SGD	68,911	51,359,000	51,678,372	—	(319,372)
Expiring 09/18/24	SSB	SGD	130,905	97,166,380	98,169,553	—	(1,003,173)
South African Rand,
Expiring 09/18/24	BARC	ZAR	510,795	27,525,000	27,938,992	—	(413,992)
Expiring 09/18/24	JPM	ZAR	484,469	26,654,000	26,498,996	155,004	—
South Korean Won,
Expiring 09/19/24	HSBC	KRW	205,107,000	149,658,519	150,017,737	—	(359,218)
Expiring 09/20/24	BOA	KRW	37,913,486	27,525,000	27,731,936	—	(206,936)
Thai Baht,
Expiring 09/18/24	JPM	THB	7,055,853	193,099,414	198,726,742	—	(5,627,328)
				$8,342,765,921	$8,329,300,008	39,547,407	(26,081,494)
						$50,017,148	$(30,633,455)
Cross currency exchange contracts outstanding at July 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/21/24	Buy	EUR	5,891	GBP	4,980	$—	$(5,228)	CITI
Credit default swap agreements outstanding at July 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Emirate of Abu Dhabi (D05)	12/20/24	1.000%(Q)	1,000	$(4,547)	$75	$(4,622)	MSI
Federation of Malaysia (D05)	12/20/24	1.000%(Q)	2,000	(9,017)	150	(9,167)	MSI
Federative Republic of Brazil (D05)	12/20/24	1.000%(Q)	6,000	(21,874)	450	(22,324)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Saudi Arabia (D05)	12/20/24	1.000%(Q)	1,000	$(4,335)	$75	$(4,410)	MSI
People’s Republic of China (D05)	12/20/24	1.000%(Q)	4,500	(18,385)	337	(18,722)	MSI
Republic of Chile (D05)	12/20/24	1.000%(Q)	1,000	(4,584)	75	(4,659)	MSI
Republic of Colombia (D05)	12/20/24	1.000%(Q)	2,500	(9,596)	187	(9,783)	MSI
Republic of Indonesia (D05)	12/20/24	1.000%(Q)	4,000	(17,193)	300	(17,493)	MSI
Republic of Panama (D05)	12/20/24	1.000%(Q)	1,000	(3,695)	75	(3,770)	MSI
Republic of Peru (D05)	12/20/24	1.000%(Q)	1,000	(4,452)	75	(4,527)	MSI
Republic of Philippines (D05)	12/20/24	1.000%(Q)	1,000	(4,401)	75	(4,476)	MSI
Republic of South Africa (D05)	12/20/24	1.000%(Q)	4,500	(18,687)	337	(19,024)	MSI
Republic of Turkey (D05)	12/20/24	1.000%(Q)	6,000	(17,399)	450	(17,849)	MSI
State of Qatar (D05)	12/20/24	1.000%(Q)	1,000	(4,667)	75	(4,742)	MSI
United Mexican States (D05)	12/20/24	1.000%(Q)	6,000	(25,476)	450	(25,926)	MSI
Emirate of Abu Dhabi (D06)	06/20/26	1.000%(Q)	800	(12,312)	352	(12,664)	BOA
Federation of Malaysia (D06)	06/20/26	1.000%(Q)	1,600	(25,318)	704	(26,022)	BOA
Federative Republic of Brazil (D06)	06/20/26	1.000%(Q)	4,800	(29,145)	2,113	(31,258)	BOA
Kingdom of Saudi Arabia (D06)	06/20/26	1.000%(Q)	800	(10,833)	352	(11,185)	BOA
People’s Republic of China (D06)	06/20/26	1.000%(Q)	4,800	(61,769)	2,113	(63,882)	BOA
Republic of Argentina (D06)	06/20/26	1.000%(Q)	800	280,450	352	280,098	BOA
Republic of Chile (D06)	06/20/26	1.000%(Q)	800	(12,077)	352	(12,429)	BOA
Republic of Colombia (D06)	06/20/26	1.000%(Q)	2,000	(10,490)	881	(11,371)	BOA
Republic of Indonesia (D06)	06/20/26	1.000%(Q)	3,600	(47,154)	1,585	(48,739)	BOA
Republic of Panama (D06)	06/20/26	1.000%(Q)	800	(4,611)	352	(4,963)	BOA
Republic of Peru (D06)	06/20/26	1.000%(Q)	800	(10,725)	352	(11,077)	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Philippines (D06)	06/20/26	1.000%(Q)	800	$(11,437)	$352	$(11,789)	BOA
Republic of South Africa (D06)	06/20/26	1.000%(Q)	4,000	(19,403)	1,761	(21,164)	BOA
Republic of Turkey (D06)	06/20/26	1.000%(Q)	4,800	28,843	2,113	26,730	BOA
State of Qatar (D06)	06/20/26	1.000%(Q)	800	(12,908)	352	(13,260)	BOA
United Mexican States (D06)	06/20/26	1.000%(Q)	4,800	(50,258)	2,113	(52,371)	BOA
Emirate of Abu Dhabi (D07)	06/20/26	1.000%(Q)	100	(1,539)	56	(1,595)	BOA
Federation of Malaysia (D07)	06/20/26	1.000%(Q)	200	(3,164)	113	(3,277)	BOA
Federative Republic of Brazil (D07)	06/20/26	1.000%(Q)	600	(3,643)	338	(3,981)	BOA
Kingdom of Saudi Arabia (D07)	06/20/26	1.000%(Q)	100	(1,354)	56	(1,410)	BOA
People’s Republic of China (D07)	06/20/26	1.000%(Q)	600	(7,721)	338	(8,059)	BOA
Republic of Argentina (D07)	06/20/26	1.000%(Q)	100	35,056	56	35,000	BOA
Republic of Chile (D07)	06/20/26	1.000%(Q)	100	(1,510)	56	(1,566)	BOA
Republic of Colombia (D07)	06/20/26	1.000%(Q)	250	(1,311)	141	(1,452)	BOA
Republic of Indonesia (D07)	06/20/26	1.000%(Q)	450	(5,895)	253	(6,148)	BOA
Republic of Panama (D07)	06/20/26	1.000%(Q)	100	(577)	56	(633)	BOA
Republic of Peru (D07)	06/20/26	1.000%(Q)	100	(1,341)	56	(1,397)	BOA
Republic of Philippines (D07)	06/20/26	1.000%(Q)	100	(1,430)	56	(1,486)	BOA
Republic of South Africa (D07)	06/20/26	1.000%(Q)	500	(2,426)	281	(2,707)	BOA
Republic of Turkey (D07)	06/20/26	1.000%(Q)	600	3,606	338	3,268	BOA
State of Qatar (D07)	06/20/26	1.000%(Q)	100	(1,614)	56	(1,670)	BOA
United Mexican States (D07)	06/20/26	1.000%(Q)	600	(6,282)	338	(6,620)	BOA
				$(178,600)	$21,973	$(200,573)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Emirate of Abu Dhabi (D01)	12/20/25	1.000%(Q)	1,940	0.197%	$23,348	$(126)	$23,474	MSI
Federation of Malaysia (D01)	12/20/25	1.000%(Q)	2,910	0.179%	35,731	(190)	35,921	MSI
Federative Republic of Brazil (D01)	12/20/25	1.000%(Q)	11,640	0.654%	67,829	(758)	68,587	MSI
Kingdom of Saudi Arabia (D01)	12/20/25	1.000%(Q)	1,940	0.293%	20,810	(126)	20,936	MSI
People’s Republic of China (D01)	12/20/25	1.000%(Q)	11,640	0.327%	119,377	(758)	120,135	MSI
Republic of Argentina (D01)	12/20/25	1.000%(Q)	4,850	24.562%	(1,280,761)	(316)	(1,280,445)	MSI
Republic of Chile (D01)	12/20/25	1.000%(Q)	1,940	0.211%	22,966	(126)	23,092	MSI
Republic of Colombia (D01)	12/20/25	1.000%(Q)	4,850	0.679%	26,660	(316)	26,976	MSI
Republic of Indonesia (D01)	12/20/25	1.000%(Q)	7,760	0.305%	81,913	(506)	82,419	MSI
Republic of Panama (D01)	12/20/25	1.000%(Q)	1,940	0.666%	11,000	(126)	11,126	MSI
Republic of Peru (D01)	12/20/25	1.000%(Q)	1,940	0.290%	20,898	(126)	21,024	MSI
Republic of Philippines (D01)	12/20/25	1.000%(Q)	1,940	0.244%	22,097	(126)	22,223	MSI
Republic of South Africa (D01)	12/20/25	1.000%(Q)	8,730	0.673%	48,682	(569)	49,251	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D01)	12/20/25	1.000%(Q)	11,640	1.215%	$(19,998)	$(758)	$(19,240)	MSI
State of Qatar (D01)	12/20/25	1.000%(Q)	1,940	0.159%	24,358	(158)	24,516	MSI
United Mexican States (D01)	12/20/25	1.000%(Q)	11,640	0.430%	103,150	(758)	103,908	MSI
Emirate of Abu Dhabi (D02)	12/20/25	1.000%(Q)	2,000	0.197%	24,070	(411)	24,481	CITI
Federation of Malaysia (D02)	12/20/25	1.000%(Q)	3,000	0.179%	36,837	(617)	37,454	CITI
Federative Republic of Brazil (D02)	12/20/25	1.000%(Q)	12,000	0.654%	69,926	(2,467)	72,393	CITI
Kingdom of Saudi Arabia (D02)	12/20/25	1.000%(Q)	2,000	0.293%	21,453	(411)	21,864	CITI
People’s Republic of China (D02)	12/20/25	1.000%(Q)	12,000	0.327%	123,069	(2,467)	125,536	CITI
Republic of Argentina (D02)	12/20/25	1.000%(Q)	5,000	24.562%	(1,320,372)	(1,028)	(1,319,344)	CITI
Republic of Chile (D02)	12/20/25	1.000%(Q)	2,000	0.211%	23,676	(411)	24,087	CITI
Republic of Colombia (D02)	12/20/25	1.000%(Q)	5,000	0.679%	27,484	(1,028)	28,512	CITI
Republic of Indonesia (D02)	12/20/25	1.000%(Q)	8,000	0.305%	84,446	(1,645)	86,091	CITI
Republic of Panama (D02)	12/20/25	1.000%(Q)	2,000	0.666%	11,340	(411)	11,751	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D02)	12/20/25	1.000%(Q)	2,000	0.290%	$21,544	$(411)	$21,955	CITI
Republic of Philippines (D02)	12/20/25	1.000%(Q)	2,000	0.244%	22,780	(411)	23,191	CITI
Republic of South Africa (D02)	12/20/25	1.000%(Q)	9,000	0.673%	50,188	(1,851)	52,039	CITI
Republic of Turkey (D02)	12/20/25	1.000%(Q)	12,000	1.215%	(20,616)	(2,467)	(18,149)	CITI
State of Qatar (D02)	12/20/25	1.000%(Q)	2,000	0.159%	25,111	(411)	25,522	CITI
United Mexican States (D02)	12/20/25	1.000%(Q)	12,000	0.430%	106,340	(2,467)	108,807	CITI
Emirate of Abu Dhabi (D03)	12/20/25	1.000%(Q)	4,000	0.197%	48,139	(822)	48,961	MSI
Federation of Malaysia (D03)	12/20/25	1.000%(Q)	6,000	0.179%	73,673	(1,234)	74,907	MSI
Federative Republic of Brazil (D03)	12/20/25	1.000%(Q)	24,000	0.654%	139,852	(4,935)	144,787	MSI
Kingdom of Saudi Arabia (D03)	12/20/25	1.000%(Q)	4,000	0.293%	42,906	(822)	43,728	MSI
People’s Republic of China (D03)	12/20/25	1.000%(Q)	24,000	0.327%	246,137	(4,935)	251,072	MSI
Republic of Argentina (D03)	12/20/25	1.000%(Q)	10,000	24.562%	(2,640,744)	(2,056)	(2,638,688)	MSI
Republic of Chile (D03)	12/20/25	1.000%(Q)	4,000	0.211%	47,353	(822)	48,175	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D03)	12/20/25	1.000%(Q)	10,000	0.679%	$54,969	$(2,056)	$57,025	MSI
Republic of Indonesia (D03)	12/20/25	1.000%(Q)	16,000	0.305%	168,893	(3,290)	172,183	MSI
Republic of Panama (D03)	12/20/25	1.000%(Q)	4,000	0.666%	22,681	(822)	23,503	MSI
Republic of Peru (D03)	12/20/25	1.000%(Q)	4,000	0.290%	43,089	(822)	43,911	MSI
Republic of Philippines (D03)	12/20/25	1.000%(Q)	4,000	0.244%	45,560	(822)	46,382	MSI
Republic of South Africa (D03)	12/20/25	1.000%(Q)	18,000	0.673%	100,377	(3,701)	104,078	MSI
Republic of Turkey (D03)	12/20/25	1.000%(Q)	24,000	1.215%	(41,233)	(4,935)	(36,298)	MSI
State of Qatar (D03)	12/20/25	1.000%(Q)	4,000	0.159%	50,223	(888)	51,111	MSI
United Mexican States (D03)	12/20/25	1.000%(Q)	24,000	0.430%	212,680	(4,935)	217,615	MSI
Emirate of Abu Dhabi (D04)	12/20/25	1.000%(Q)	4,000	0.197%	48,139	(822)	48,961	MSI
Federation of Malaysia (D04)	12/20/25	1.000%(Q)	6,000	0.179%	73,673	(1,234)	74,907	MSI
Federative Republic of Brazil (D04)	12/20/25	1.000%(Q)	24,000	0.654%	139,852	(4,935)	144,787	MSI
Kingdom of Saudi Arabia (D04)	12/20/25	1.000%(Q)	4,000	0.293%	42,906	(822)	43,728	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D04)	12/20/25	1.000%(Q)	24,000	0.327%	$246,137	$(4,935)	$251,072	MSI
Republic of Argentina (D04)	12/20/25	1.000%(Q)	10,000	24.562%	(2,640,744)	(2,056)	(2,638,688)	MSI
Republic of Chile (D04)	12/20/25	1.000%(Q)	4,000	0.211%	47,353	(822)	48,175	MSI
Republic of Colombia (D04)	12/20/25	1.000%(Q)	10,000	0.679%	54,969	(2,056)	57,025	MSI
Republic of Indonesia (D04)	12/20/25	1.000%(Q)	16,000	0.305%	168,893	(3,290)	172,183	MSI
Republic of Panama (D04)	12/20/25	1.000%(Q)	4,000	0.666%	22,681	(822)	23,503	MSI
Republic of Peru (D04)	12/20/25	1.000%(Q)	4,000	0.290%	43,089	(822)	43,911	MSI
Republic of Philippines (D04)	12/20/25	1.000%(Q)	4,000	0.244%	45,560	(822)	46,382	MSI
Republic of South Africa (D04)	12/20/25	1.000%(Q)	18,000	0.673%	100,377	(3,701)	104,078	MSI
Republic of Turkey (D04)	12/20/25	1.000%(Q)	24,000	1.215%	(41,233)	(4,935)	(36,298)	MSI
State of Qatar (D04)	12/20/25	1.000%(Q)	4,000	0.159%	50,223	(888)	51,111	MSI
United Mexican States (D04)	12/20/25	1.000%(Q)	24,000	0.430%	212,680	(4,935)	217,615	MSI
Emirate of Abu Dhabi (D08)	12/20/26	1.000%(Q)	500	0.232%	9,350	(489)	9,839	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D08)	12/20/26	1.000%(Q)	1,000	0.234%	$18,633	$(979)	$19,612	BOA
Federative Republic of Brazil (D08)	12/20/26	1.000%(Q)	3,000	0.862%	12,844	(2,936)	15,780	BOA
Kingdom of Saudi Arabia (D08)	12/20/26	1.000%(Q)	500	0.371%	7,747	(489)	8,236	BOA
People’s Republic of China (D08)	12/20/26	1.000%(Q)	3,000	0.405%	44,108	(2,936)	47,044	BOA
Republic of Argentina (D08)	12/20/26	1.000%(Q)	500	26.825%	(204,952)	(489)	(204,463)	BOA
Republic of Chile (D08)	12/20/26	1.000%(Q)	500	0.291%	8,672	(489)	9,161	BOA
Republic of Colombia (D08)	12/20/26	1.000%(Q)	1,250	0.976%	2,137	(1,224)	3,361	BOA
Republic of Indonesia (D08)	12/20/26	1.000%(Q)	2,250	0.415%	32,576	(2,202)	34,778	BOA
Republic of Panama (D08)	12/20/26	1.000%(Q)	500	0.931%	1,365	(489)	1,854	BOA
Republic of Peru (D08)	12/20/26	1.000%(Q)	500	0.403%	7,381	(489)	7,870	BOA
Republic of Philippines (D08)	12/20/26	1.000%(Q)	500	0.342%	8,074	(489)	8,563	BOA
Republic of South Africa (D08)	12/20/26	1.000%(Q)	2,750	1.038%	830	(2,692)	3,522	BOA
Republic of Turkey (D08)	12/20/26	1.000%(Q)	3,000	1.673%	(41,857)	(2,936)	(38,921)	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D08)	12/20/26	1.000%(Q)	500	0.221%	$9,482	$(489)	$9,971	BOA
United Mexican States (D08)	12/20/26	1.000%(Q)	2,750	0.598%	28,348	(2,692)	31,040	BOA
Emirate of Abu Dhabi (D09)	12/20/26	1.000%(Q)	4,000	0.232%	74,800	(4,434)	79,234	CITI
Federation of Malaysia (D09)	12/20/26	1.000%(Q)	8,000	0.234%	149,069	(8,869)	157,938	CITI
Federative Republic of Brazil (D09)	12/20/26	1.000%(Q)	24,000	0.862%	102,750	(26,606)	129,356	CITI
Kingdom of Saudi Arabia (D09)	12/20/26	1.000%(Q)	4,000	0.371%	61,976	(4,434)	66,410	CITI
People’s Republic of China (D09)	12/20/26	1.000%(Q)	24,000	0.405%	352,859	(26,606)	379,465	CITI
Republic of Argentina (D09)	12/20/26	1.000%(Q)	4,000	26.825%	(1,639,621)	(4,434)	(1,635,187)	CITI
Republic of Chile (D09)	12/20/26	1.000%(Q)	4,000	0.291%	69,377	(4,434)	73,811	CITI
Republic of Colombia (D09)	12/20/26	1.000%(Q)	10,000	0.976%	17,099	(11,086)	28,185	CITI
Republic of Indonesia (D09)	12/20/26	1.000%(Q)	18,000	0.415%	260,604	(19,954)	280,558	CITI
Republic of Panama (D09)	12/20/26	1.000%(Q)	4,000	0.931%	10,921	(4,434)	15,355	CITI
Republic of Peru (D09)	12/20/26	1.000%(Q)	4,000	0.403%	59,045	(4,434)	63,479	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D09)	12/20/26	1.000%(Q)	4,000	0.342%	$64,591	$(4,434)	$69,025	CITI
Republic of South Africa (D09)	12/20/26	1.000%(Q)	22,000	1.038%	6,644	(24,388)	31,032	CITI
Republic of Turkey (D09)	12/20/26	1.000%(Q)	24,000	1.673%	(334,857)	(26,606)	(308,251)	CITI
State of Qatar (D09)	12/20/26	1.000%(Q)	4,000	0.221%	75,855	(4,434)	80,289	CITI
United Mexican States (D09)	12/20/26	1.000%(Q)	22,000	0.598%	226,783	(24,388)	251,171	CITI
Emirate of Abu Dhabi (D10)	12/20/26	1.000%(Q)	2,000	0.232%	37,400	(2,217)	39,617	MSI
Federation of Malaysia (D10)	12/20/26	1.000%(Q)	4,000	0.234%	74,535	(4,434)	78,969	MSI
Federative Republic of Brazil (D10)	12/20/26	1.000%(Q)	12,000	0.862%	51,375	(13,303)	64,678	MSI
Kingdom of Saudi Arabia (D10)	12/20/26	1.000%(Q)	2,000	0.371%	30,988	(2,217)	33,205	MSI
People’s Republic of China (D10)	12/20/26	1.000%(Q)	12,000	0.405%	176,430	(13,303)	189,733	MSI
Republic of Argentina (D10)	12/20/26	1.000%(Q)	2,000	26.825%	(819,811)	(2,217)	(817,594)	MSI
Republic of Chile (D10)	12/20/26	1.000%(Q)	2,000	0.291%	34,688	(2,217)	36,905	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D10)	12/20/26	1.000%(Q)	5,000	0.976%	$8,550	$(5,543)	$14,093	MSI
Republic of Indonesia (D10)	12/20/26	1.000%(Q)	9,000	0.415%	130,302	(9,977)	140,279	MSI
Republic of Panama (D10)	12/20/26	1.000%(Q)	2,000	0.931%	5,460	(2,217)	7,677	MSI
Republic of Peru (D10)	12/20/26	1.000%(Q)	2,000	0.403%	29,522	(2,217)	31,739	MSI
Republic of Philippines (D10)	12/20/26	1.000%(Q)	2,000	0.342%	32,295	(2,217)	34,512	MSI
Republic of South Africa (D10)	12/20/26	1.000%(Q)	11,000	1.038%	3,322	(12,194)	15,516	MSI
Republic of Turkey (D10)	12/20/26	1.000%(Q)	12,000	1.673%	(167,429)	(13,303)	(154,126)	MSI
State of Qatar (D10)	12/20/26	1.000%(Q)	2,000	0.221%	37,927	(2,217)	40,144	MSI
United Mexican States (D10)	12/20/26	1.000%(Q)	11,000	0.598%	113,392	(12,194)	125,586	MSI
Emirate of Abu Dhabi (D11)	12/20/26	1.000%(Q)	10,000	0.232%	186,999	(11,086)	198,085	BARC
Federation of Malaysia (D11)	12/20/26	1.000%(Q)	20,000	0.234%	372,674	(22,171)	394,845	BARC
Federative Republic of Brazil (D11)	12/20/26	1.000%(Q)	60,000	0.862%	256,875	(66,514)	323,389	BARC
Kingdom of Saudi Arabia (D11)	12/20/26	1.000%(Q)	10,000	0.371%	154,938	(11,086)	166,024	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D11)	12/20/26	1.000%(Q)	60,000	0.405%	$882,148	$(66,514)	$948,662	BARC
Republic of Argentina (D11)	12/20/26	1.000%(Q)	10,000	26.825%	(4,099,054)	(11,086)	(4,087,968)	BARC
Republic of Chile (D11)	12/20/26	1.000%(Q)	10,000	0.291%	173,441	(11,086)	184,527	BARC
Republic of Colombia (D11)	12/20/26	1.000%(Q)	25,000	0.976%	42,749	(27,714)	70,463	BARC
Republic of Indonesia (D11)	12/20/26	1.000%(Q)	45,000	0.415%	651,511	(49,885)	701,396	BARC
Republic of Panama (D11)	12/20/26	1.000%(Q)	10,000	0.931%	27,301	(11,086)	38,387	BARC
Republic of Peru (D11)	12/20/26	1.000%(Q)	10,000	0.403%	147,611	(11,086)	158,697	BARC
Republic of Philippines (D11)	12/20/26	1.000%(Q)	10,000	0.342%	161,476	(11,086)	172,562	BARC
Republic of South Africa (D11)	12/20/26	1.000%(Q)	55,000	1.038%	16,609	(60,971)	77,580	BARC
Republic of Turkey (D11)	12/20/26	1.000%(Q)	60,000	1.673%	(837,142)	(66,514)	(770,628)	BARC
State of Qatar (D11)	12/20/26	1.000%(Q)	10,000	0.221%	189,636	(11,086)	200,722	BARC
United Mexican States (D11)	12/20/26	1.000%(Q)	55,000	0.598%	566,957	(60,971)	627,928	BARC
Emirate of Abu Dhabi (D12)	12/20/26	1.000%(Q)	2,000	0.232%	37,400	(2,479)	39,879	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D12)	12/20/26	1.000%(Q)	4,000	0.234%	$74,534	$(4,959)	$79,493	MSI
Federative Republic of Brazil (D12)	12/20/26	1.000%(Q)	12,000	0.862%	51,375	(14,876)	66,251	MSI
Kingdom of Saudi Arabia (D12)	12/20/26	1.000%(Q)	2,000	0.371%	30,988	(2,479)	33,467	MSI
People’s Republic of China (D12)	12/20/26	1.000%(Q)	12,000	0.405%	176,430	(14,876)	191,306	MSI
Republic of Argentina (D12)	12/20/26	1.000%(Q)	2,000	26.825%	(819,810)	(2,479)	(817,331)	MSI
Republic of Chile (D12)	12/20/26	1.000%(Q)	2,000	0.291%	34,689	(2,479)	37,168	MSI
Republic of Colombia (D12)	12/20/26	1.000%(Q)	5,000	0.976%	8,550	(6,198)	14,748	MSI
Republic of Indonesia (D12)	12/20/26	1.000%(Q)	9,000	0.415%	130,302	(11,157)	141,459	MSI
Republic of Panama (D12)	12/20/26	1.000%(Q)	2,000	0.931%	5,461	(2,479)	7,940	MSI
Republic of Peru (D12)	12/20/26	1.000%(Q)	2,000	0.403%	29,523	(2,479)	32,002	MSI
Republic of Philippines (D12)	12/20/26	1.000%(Q)	2,000	0.342%	32,296	(2,479)	34,775	MSI
Republic of South Africa (D12)	12/20/26	1.000%(Q)	11,000	1.038%	3,322	(13,636)	16,958	MSI
Republic of Turkey (D12)	12/20/26	1.000%(Q)	12,000	1.673%	(167,428)	(14,876)	(152,552)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D12)	12/20/26	1.000%(Q)	2,000	0.221%	$37,928	$(2,479)	$40,407	MSI
United Mexican States (D12)	12/20/26	1.000%(Q)	11,000	0.598%	113,392	(13,636)	127,028	MSI
Emirate of Abu Dhabi (D13)	12/20/26	1.000%(Q)	2,000	0.232%	37,400	(450)	37,850	MSI
Federation of Malaysia (D13)	12/20/26	1.000%(Q)	4,000	0.234%	74,534	(901)	75,435	MSI
Federative Republic of Brazil (D13)	12/20/26	1.000%(Q)	12,000	0.862%	51,375	(2,702)	54,077	MSI
Kingdom of Saudi Arabia (D13)	12/20/26	1.000%(Q)	2,000	0.371%	30,988	(450)	31,438	MSI
People’s Republic of China (D13)	12/20/26	1.000%(Q)	12,000	0.405%	176,430	(2,702)	179,132	MSI
Republic of Argentina (D13)	12/20/26	1.000%(Q)	2,000	26.825%	(819,810)	(450)	(819,360)	MSI
Republic of Chile (D13)	12/20/26	1.000%(Q)	2,000	0.291%	34,689	(450)	35,139	MSI
Republic of Colombia (D13)	12/20/26	1.000%(Q)	5,000	0.976%	8,550	(1,126)	9,676	MSI
Republic of Indonesia (D13)	12/20/26	1.000%(Q)	9,000	0.415%	130,302	(2,027)	132,329	MSI
Republic of Panama (D13)	12/20/26	1.000%(Q)	2,000	0.931%	5,461	(450)	5,911	MSI
Republic of Peru (D13)	12/20/26	1.000%(Q)	2,000	0.403%	29,523	(450)	29,973	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D13)	12/20/26	1.000%(Q)	2,000	0.342%	$32,296	$(450)	$32,746	MSI
Republic of South Africa (D13)	12/20/26	1.000%(Q)	11,000	1.038%	3,322	(2,477)	5,799	MSI
Republic of Turkey (D13)	12/20/26	1.000%(Q)	12,000	1.673%	(167,428)	(2,702)	(164,726)	MSI
State of Qatar (D13)	12/20/26	1.000%(Q)	2,000	0.221%	37,928	(450)	38,378	MSI
United Mexican States (D13)	12/20/26	1.000%(Q)	11,000	0.598%	113,392	(2,477)	115,869	MSI
Emirate of Abu Dhabi (D14)	12/20/26	1.000%(Q)	4,000	0.232%	74,800	(901)	75,701	MSI
Federation of Malaysia (D14)	12/20/26	1.000%(Q)	8,000	0.234%	149,069	(1,802)	150,871	MSI
Federative Republic of Brazil (D14)	12/20/26	1.000%(Q)	24,000	0.862%	102,750	(5,405)	108,155	MSI
Kingdom of Saudi Arabia (D14)	12/20/26	1.000%(Q)	4,000	0.371%	61,975	(901)	62,876	MSI
People’s Republic of China (D14)	12/20/26	1.000%(Q)	24,000	0.405%	352,859	(5,405)	358,264	MSI
Republic of Argentina (D14)	12/20/26	1.000%(Q)	4,000	26.825%	(1,639,622)	(901)	(1,638,721)	MSI
Republic of Chile (D14)	12/20/26	1.000%(Q)	4,000	0.291%	69,376	(901)	70,277	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D14)	12/20/26	1.000%(Q)	10,000	0.976%	$17,100	$(2,252)	$19,352	MSI
Republic of Indonesia (D14)	12/20/26	1.000%(Q)	18,000	0.415%	260,604	(4,054)	264,658	MSI
Republic of Panama (D14)	12/20/26	1.000%(Q)	4,000	0.931%	10,920	(901)	11,821	MSI
Republic of Peru (D14)	12/20/26	1.000%(Q)	4,000	0.403%	59,044	(901)	59,945	MSI
Republic of Philippines (D14)	12/20/26	1.000%(Q)	4,000	0.342%	64,590	(901)	65,491	MSI
Republic of South Africa (D14)	12/20/26	1.000%(Q)	22,000	1.038%	6,644	(4,954)	11,598	MSI
Republic of Turkey (D14)	12/20/26	1.000%(Q)	24,000	1.673%	(334,857)	(5,405)	(329,452)	MSI
State of Qatar (D14)	12/20/26	1.000%(Q)	4,000	0.221%	75,854	(901)	76,755	MSI
United Mexican States (D14)	12/20/26	1.000%(Q)	22,000	0.598%	226,783	(4,954)	231,737	MSI
Emirate of Abu Dhabi (D15)	06/20/26	1.000%(Q)	1,500	0.219%	23,084	(317)	23,401	BARC
Federation of Malaysia (D15)	06/20/26	1.000%(Q)	3,000	0.195%	47,471	(635)	48,106	BARC
Federative Republic of Brazil (D15)	06/20/26	1.000%(Q)	9,000	0.729%	54,646	(1,905)	56,551	BARC
Kingdom of Saudi Arabia (D15)	06/20/26	1.000%(Q)	1,500	0.320%	20,312	(317)	20,629	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D15)	06/20/26	1.000%(Q)	9,000	0.356%	$115,816	$(1,905)	$117,721	BARC
Republic of Argentina (D15)	06/20/26	1.000%(Q)	1,500	26.393%	(525,844)	(317)	(525,527)	BARC
Republic of Chile (D15)	06/20/26	1.000%(Q)	1,500	0.235%	22,644	(317)	22,961	BARC
Republic of Colombia (D15)	06/20/26	1.000%(Q)	3,750	0.775%	19,670	(794)	20,464	BARC
Republic of Indonesia (D15)	06/20/26	1.000%(Q)	6,750	0.343%	88,413	(1,429)	89,842	BARC
Republic of Panama (D15)	06/20/26	1.000%(Q)	1,500	0.746%	8,647	(317)	8,964	BARC
Republic of Peru (D15)	06/20/26	1.000%(Q)	1,500	0.327%	20,109	(317)	20,426	BARC
Republic of Philippines (D15)	06/20/26	1.000%(Q)	1,500	0.278%	21,445	(317)	21,762	BARC
Republic of South Africa (D15)	06/20/26	1.000%(Q)	7,500	0.797%	36,381	(1,587)	37,968	BARC
Republic of Turkey (D15)	06/20/26	1.000%(Q)	9,000	1.398%	(54,082)	(1,905)	(52,177)	BARC
State of Qatar (D15)	06/20/26	1.000%(Q)	1,500	0.178%	24,203	(317)	24,520	BARC
United Mexican States (D15)	06/20/26	1.000%(Q)	9,000	0.488%	94,234	(1,905)	96,139	BARC
Emirate of Abu Dhabi (D16)	12/20/26	1.000%(Q)	300	0.232%	5,610	(80)	5,690	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D16)	12/20/26	1.000%(Q)	600	0.234%	$11,180	$(161)	$11,341	BOA
Federative Republic of Brazil (D16)	12/20/26	1.000%(Q)	1,800	0.862%	7,706	(482)	8,188	BOA
Kingdom of Saudi Arabia (D16)	12/20/26	1.000%(Q)	300	0.371%	4,649	(80)	4,729	BOA
People’s Republic of China (D16)	12/20/26	1.000%(Q)	1,800	0.405%	26,465	(482)	26,947	BOA
Republic of Argentina (D16)	12/20/26	1.000%(Q)	300	26.825%	(122,971)	(80)	(122,891)	BOA
Republic of Chile (D16)	12/20/26	1.000%(Q)	300	0.291%	5,204	(80)	5,284	BOA
Republic of Colombia (D16)	12/20/26	1.000%(Q)	750	0.976%	1,282	(201)	1,483	BOA
Republic of Indonesia (D16)	12/20/26	1.000%(Q)	1,350	0.415%	19,545	(362)	19,907	BOA
Republic of Panama (D16)	12/20/26	1.000%(Q)	300	0.931%	819	(80)	899	BOA
Republic of Peru (D16)	12/20/26	1.000%(Q)	300	0.403%	4,429	(80)	4,509	BOA
Republic of Philippines (D16)	12/20/26	1.000%(Q)	300	0.342%	4,845	(80)	4,925	BOA
Republic of South Africa (D16)	12/20/26	1.000%(Q)	1,650	1.038%	498	(442)	940	BOA
Republic of Turkey (D16)	12/20/26	1.000%(Q)	1,800	1.673%	(25,114)	(482)	(24,632)	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D16)	12/20/26	1.000%(Q)	300	0.221%	$5,689	$(80)	$5,769	BOA
United Mexican States (D16)	12/20/26	1.000%(Q)	1,650	0.598%	17,009	(442)	17,451	BOA
Arab Republic of Egypt (D17)	06/20/28	1.000%(Q)	2,000	5.969%	(315,429)	(2,629)	(312,800)	MSI
Dominican Republic (D17)	06/20/28	1.000%(Q)	2,000	1.294%	(18,525)	(2,629)	(15,896)	MSI
Emirate of Abu Dhabi (D17)	06/20/28	1.000%(Q)	2,000	0.306%	52,514	(2,629)	55,143	MSI
Federation of Malaysia (D17)	06/20/28	1.000%(Q)	3,000	0.343%	74,518	(3,944)	78,462	MSI
Federative Republic of Brazil (D17)	06/20/28	1.000%(Q)	10,000	1.250%	(77,060)	(13,147)	(63,913)	MSI
Kingdom of Bahrain (D17)	06/20/28	1.000%(Q)	2,000	1.528%	(34,893)	(2,629)	(32,264)	MSI
Kingdom of Saudi Arabia (D17)	06/20/28	1.000%(Q)	4,000	0.485%	78,759	(5,259)	84,018	MSI
People’s Republic of China (D17)	06/20/28	1.000%(Q)	10,000	0.537%	177,686	(13,147)	190,833	MSI
Republic of Argentina (D17)	06/20/28	1.000%(Q)	2,000	27.292%	(1,049,679)	(2,629)	(1,047,050)	MSI
Republic of Chile (D17)	06/20/28	1.000%(Q)	5,000	0.447%	105,474	(6,573)	112,047	MSI
Republic of Colombia (D17)	06/20/28	1.000%(Q)	7,000	1.473%	(109,109)	(9,203)	(99,906)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D17)	06/20/28	1.000%(Q)	9,000	0.608%	$136,997	$(11,832)	$148,829	MSI
Republic of Panama (D17)	06/20/28	1.000%(Q)	2,000	1.376%	(24,312)	(2,629)	(21,683)	MSI
Republic of Peru (D17)	06/20/28	1.000%(Q)	3,000	0.599%	46,700	(3,944)	50,644	MSI
Republic of Philippines (D17)	06/20/28	1.000%(Q)	3,000	0.523%	54,954	(3,944)	58,898	MSI
Republic of South Africa (D17)	06/20/28	1.000%(Q)	10,000	1.578%	(192,549)	(13,147)	(179,402)	MSI
Republic of Turkey (D17)	06/20/28	1.000%(Q)	10,000	2.251%	(424,056)	(13,147)	(410,909)	MSI
State of Qatar (D17)	06/20/28	1.000%(Q)	2,000	0.317%	51,686	(2,629)	54,315	MSI
Sultanate of Oman (D17)	06/20/28	1.000%(Q)	2,000	0.728%	21,848	(2,629)	24,477	MSI
United Mexican States (D17)	06/20/28	1.000%(Q)	10,000	0.875%	56,500	(13,147)	69,647	MSI
Arab Republic of Egypt (D18)	06/20/28	1.000%(Q)	2,000	5.969%	(315,429)	(2,629)	(312,800)	BARC
Dominican Republic (D18)	06/20/28	1.000%(Q)	2,000	1.294%	(18,525)	(2,629)	(15,896)	BARC
Emirate of Abu Dhabi (D18)	06/20/28	1.000%(Q)	2,000	0.306%	52,514	(2,629)	55,143	BARC
Federation of Malaysia (D18)	06/20/28	1.000%(Q)	3,000	0.343%	74,518	(3,944)	78,462	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D18)	06/20/28	1.000%(Q)	10,000	1.250%	$(77,060)	$(13,147)	$(63,913)	BARC
Kingdom of Bahrain (D18)	06/20/28	1.000%(Q)	2,000	1.528%	(34,893)	(2,629)	(32,264)	BARC
Kingdom of Saudi Arabia (D18)	06/20/28	1.000%(Q)	4,000	0.485%	78,759	(5,259)	84,018	BARC
People’s Republic of China (D18)	06/20/28	1.000%(Q)	10,000	0.537%	177,686	(13,147)	190,833	BARC
Republic of Argentina (D18)	06/20/28	1.000%(Q)	2,000	27.292%	(1,049,679)	(2,629)	(1,047,050)	BARC
Republic of Chile (D18)	06/20/28	1.000%(Q)	5,000	0.447%	105,474	(6,573)	112,047	BARC
Republic of Colombia (D18)	06/20/28	1.000%(Q)	7,000	1.473%	(109,109)	(9,203)	(99,906)	BARC
Republic of Indonesia (D18)	06/20/28	1.000%(Q)	9,000	0.608%	136,997	(11,832)	148,829	BARC
Republic of Panama (D18)	06/20/28	1.000%(Q)	2,000	1.376%	(24,312)	(2,629)	(21,683)	BARC
Republic of Peru (D18)	06/20/28	1.000%(Q)	3,000	0.599%	46,700	(3,944)	50,644	BARC
Republic of Philippines (D18)	06/20/28	1.000%(Q)	3,000	0.523%	54,954	(3,944)	58,898	BARC
Republic of South Africa (D18)	06/20/28	1.000%(Q)	10,000	1.578%	(192,549)	(13,147)	(179,402)	BARC
Republic of Turkey (D18)	06/20/28	1.000%(Q)	10,000	2.251%	(424,056)	(13,147)	(410,909)	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D18)	06/20/28	1.000%(Q)	2,000	0.317%	$51,686	$(2,629)	$54,315	BARC
Sultanate of Oman (D18)	06/20/28	1.000%(Q)	2,000	0.728%	21,848	(2,629)	24,477	BARC
United Mexican States (D18)	06/20/28	1.000%(Q)	10,000	0.875%	56,500	(13,147)	69,647	BARC
Arab Republic of Egypt (D19)	12/20/27	1.000%(Q)	2,000	5.677%	(265,992)	(2,618)	(263,374)	MSI
Emirate of Abu Dhabi (D19)	12/20/27	1.000%(Q)	2,000	0.278%	48,233	(2,618)	50,851	MSI
Federation of Malaysia (D19)	12/20/27	1.000%(Q)	3,000	0.308%	69,375	(3,927)	73,302	MSI
Federative Republic of Brazil (D19)	12/20/27	1.000%(Q)	12,000	1.122%	(31,920)	(15,708)	(16,212)	MSI
Kingdom of Saudi Arabia (D19)	12/20/27	1.000%(Q)	2,000	0.451%	37,112	(2,618)	39,730	MSI
People’s Republic of China (D19)	12/20/27	1.000%(Q)	12,000	0.494%	205,629	(15,708)	221,337	MSI
Republic of Argentina (D19)	12/20/27	1.000%(Q)	2,000	27.211%	(989,325)	(2,618)	(986,707)	MSI
Republic of Chile (D19)	12/20/27	1.000%(Q)	3,000	0.396%	60,972	(3,927)	64,899	MSI
Republic of Colombia (D19)	12/20/27	1.000%(Q)	6,000	1.318%	(52,596)	(7,854)	(44,742)	MSI
Republic of Indonesia (D19)	12/20/27	1.000%(Q)	10,000	0.545%	155,172	(13,090)	168,262	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D19)	12/20/27	1.000%(Q)	2,000	1.238%	$(12,556)	$(2,618)	$(9,938)	MSI
Republic of Peru (D19)	12/20/27	1.000%(Q)	3,000	0.537%	47,462	(3,927)	51,389	MSI
Republic of Philippines (D19)	12/20/27	1.000%(Q)	2,000	0.464%	36,273	(2,618)	38,891	MSI
Republic of South Africa (D19)	12/20/27	1.000%(Q)	11,000	1.415%	(129,861)	(14,399)	(115,462)	MSI
Republic of Turkey (D19)	12/20/27	1.000%(Q)	12,000	2.082%	(386,416)	(15,708)	(370,708)	MSI
State of Qatar (D19)	12/20/27	1.000%(Q)	2,000	0.288%	47,608	(2,618)	50,226	MSI
Sultanate of Oman (D19)	12/20/27	1.000%(Q)	2,000	0.647%	24,684	(2,618)	27,302	MSI
United Mexican States (D19)	12/20/27	1.000%(Q)	12,000	0.787%	94,447	(15,708)	110,155	MSI
Arab Republic of Egypt (D20)	12/20/27	1.000%(Q)	2,000	5.677%	(265,992)	(2,618)	(263,374)	BARC
Emirate of Abu Dhabi (D20)	12/20/27	1.000%(Q)	2,000	0.278%	48,233	(2,618)	50,851	BARC
Federation of Malaysia (D20)	12/20/27	1.000%(Q)	3,000	0.308%	69,375	(3,927)	73,302	BARC
Federative Republic of Brazil (D20)	12/20/27	1.000%(Q)	12,000	1.122%	(31,920)	(15,708)	(16,212)	BARC
Kingdom of Saudi Arabia (D20)	12/20/27	1.000%(Q)	2,000	0.451%	37,112	(2,618)	39,730	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D20)	12/20/27	1.000%(Q)	12,000	0.494%	$205,629	$(15,708)	$221,337	BARC
Republic of Argentina (D20)	12/20/27	1.000%(Q)	2,000	27.211%	(989,325)	(2,618)	(986,707)	BARC
Republic of Chile (D20)	12/20/27	1.000%(Q)	3,000	0.396%	60,972	(3,927)	64,899	BARC
Republic of Colombia (D20)	12/20/27	1.000%(Q)	6,000	1.318%	(52,596)	(7,854)	(44,742)	BARC
Republic of Indonesia (D20)	12/20/27	1.000%(Q)	10,000	0.545%	155,172	(13,090)	168,262	BARC
Republic of Panama (D20)	12/20/27	1.000%(Q)	2,000	1.238%	(12,556)	(2,618)	(9,938)	BARC
Republic of Peru (D20)	12/20/27	1.000%(Q)	3,000	0.537%	47,462	(3,927)	51,389	BARC
Republic of Philippines (D20)	12/20/27	1.000%(Q)	2,000	0.464%	36,273	(2,618)	38,891	BARC
Republic of South Africa (D20)	12/20/27	1.000%(Q)	11,000	1.415%	(129,861)	(14,399)	(115,462)	BARC
Republic of Turkey (D20)	12/20/27	1.000%(Q)	12,000	2.082%	(386,416)	(15,708)	(370,708)	BARC
State of Qatar (D20)	12/20/27	1.000%(Q)	2,000	0.288%	47,608	(2,618)	50,226	BARC
Sultanate of Oman (D20)	12/20/27	1.000%(Q)	2,000	0.647%	24,684	(2,618)	27,302	BARC
United Mexican States (D20)	12/20/27	1.000%(Q)	12,000	0.787%	94,447	(15,708)	110,155	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Arab Republic of Egypt (D21)	06/20/28	1.000%(Q)	2,000	5.969%	$(315,430)	$(2,678)	$(312,752)	MSI
Dominican Republic (D21)	06/20/28	1.000%(Q)	2,000	1.294%	(18,526)	(2,678)	(15,848)	MSI
Emirate of Abu Dhabi (D21)	06/20/28	1.000%(Q)	2,000	0.306%	52,513	(2,678)	55,191	MSI
Federation of Malaysia (D21)	06/20/28	1.000%(Q)	3,000	0.343%	74,518	(4,017)	78,535	MSI
Federative Republic of Brazil (D21)	06/20/28	1.000%(Q)	10,000	1.250%	(77,059)	(13,389)	(63,670)	MSI
Kingdom of Bahrain (D21)	06/20/28	1.000%(Q)	2,000	1.528%	(34,893)	(2,678)	(32,215)	MSI
Kingdom of Saudi Arabia (D21)	06/20/28	1.000%(Q)	4,000	0.485%	78,759	(5,356)	84,115	MSI
People’s Republic of China (D21)	06/20/28	1.000%(Q)	10,000	0.537%	177,687	(13,389)	191,076	MSI
Republic of Argentina (D21)	06/20/28	1.000%(Q)	2,000	27.292%	(1,049,679)	(2,678)	(1,047,001)	MSI
Republic of Chile (D21)	06/20/28	1.000%(Q)	5,000	0.447%	105,473	(6,695)	112,168	MSI
Republic of Colombia (D21)	06/20/28	1.000%(Q)	7,000	1.473%	(109,109)	(9,373)	(99,736)	MSI
Republic of Indonesia (D21)	06/20/28	1.000%(Q)	9,000	0.608%	136,997	(12,051)	149,048	MSI
Republic of Panama (D21)	06/20/28	1.000%(Q)	2,000	1.376%	(24,313)	(2,678)	(21,635)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D21)	06/20/28	1.000%(Q)	3,000	0.599%	$46,700	$(4,017)	$50,717	MSI
Republic of Philippines (D21)	06/20/28	1.000%(Q)	3,000	0.523%	54,954	(4,017)	58,971	MSI
Republic of South Africa (D21)	06/20/28	1.000%(Q)	10,000	1.578%	(192,548)	(13,389)	(179,159)	MSI
Republic of Turkey (D21)	06/20/28	1.000%(Q)	10,000	2.251%	(424,055)	(13,389)	(410,666)	MSI
State of Qatar (D21)	06/20/28	1.000%(Q)	2,000	0.317%	51,685	(2,678)	54,363	MSI
Sultanate of Oman (D21)	06/20/28	1.000%(Q)	2,000	0.728%	21,847	(2,678)	24,525	MSI
United Mexican States (D21)	06/20/28	1.000%(Q)	10,000	0.875%	56,501	(13,389)	69,890	MSI
Arab Republic of Egypt (D22)	06/20/28	1.000%(Q)	2,000	5.969%	(315,430)	(2,775)	(312,655)	MSI
Dominican Republic (D22)	06/20/28	1.000%(Q)	2,000	1.294%	(18,525)	(2,775)	(15,750)	MSI
Emirate of Abu Dhabi (D22)	06/20/28	1.000%(Q)	2,000	0.306%	52,514	(2,775)	55,289	MSI
Federation of Malaysia (D22)	06/20/28	1.000%(Q)	3,000	0.343%	74,517	(4,163)	78,680	MSI
Federative Republic of Brazil (D22)	06/20/28	1.000%(Q)	10,000	1.250%	(77,060)	(13,876)	(63,184)	MSI
Kingdom of Bahrain (D22)	06/20/28	1.000%(Q)	2,000	1.528%	(34,893)	(2,775)	(32,118)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D22)	06/20/28	1.000%(Q)	4,000	0.485%	$78,760	$(5,550)	$84,310	MSI
People’s Republic of China (D22)	06/20/28	1.000%(Q)	10,000	0.537%	177,686	(13,876)	191,562	MSI
Republic of Argentina (D22)	06/20/28	1.000%(Q)	2,000	27.292%	(1,049,679)	(2,775)	(1,046,904)	MSI
Republic of Chile (D22)	06/20/28	1.000%(Q)	5,000	0.447%	105,473	(6,938)	112,411	MSI
Republic of Colombia (D22)	06/20/28	1.000%(Q)	7,000	1.473%	(109,108)	(9,713)	(99,395)	MSI
Republic of Indonesia (D22)	06/20/28	1.000%(Q)	9,000	0.608%	136,997	(12,488)	149,485	MSI
Republic of Panama (D22)	06/20/28	1.000%(Q)	2,000	1.376%	(24,313)	(2,775)	(21,538)	MSI
Republic of Peru (D22)	06/20/28	1.000%(Q)	3,000	0.599%	46,700	(4,163)	50,863	MSI
Republic of Philippines (D22)	06/20/28	1.000%(Q)	3,000	0.523%	54,954	(4,163)	59,117	MSI
Republic of South Africa (D22)	06/20/28	1.000%(Q)	10,000	1.578%	(192,549)	(13,876)	(178,673)	MSI
Republic of Turkey (D22)	06/20/28	1.000%(Q)	10,000	2.251%	(424,056)	(13,876)	(410,180)	MSI
State of Qatar (D22)	06/20/28	1.000%(Q)	2,000	0.317%	51,686	(2,775)	54,461	MSI
Sultanate of Oman (D22)	06/20/28	1.000%(Q)	2,000	0.728%	21,848	(2,775)	24,623	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D22)	06/20/28	1.000%(Q)	10,000	0.875%	$56,500	$(13,876)	$70,376	MSI
Arab Republic of Egypt (D23)	06/20/28	1.000%(Q)	2,000	5.969%	(315,429)	(4,111)	(311,318)	MSI
Dominican Republic (D23)	06/20/28	1.000%(Q)	2,000	1.294%	(18,525)	(4,111)	(14,414)	MSI
Emirate of Abu Dhabi (D23)	06/20/28	1.000%(Q)	2,000	0.306%	52,514	(4,111)	56,625	MSI
Federation of Malaysia (D23)	06/20/28	1.000%(Q)	3,000	0.343%	74,518	(6,167)	80,685	MSI
Federative Republic of Brazil (D23)	06/20/28	1.000%(Q)	10,000	1.250%	(77,060)	(20,557)	(56,503)	MSI
Kingdom of Bahrain (D23)	06/20/28	1.000%(Q)	2,000	1.528%	(34,893)	(4,111)	(30,782)	MSI
Kingdom of Saudi Arabia (D23)	06/20/28	1.000%(Q)	4,000	0.485%	78,759	(8,223)	86,982	MSI
People’s Republic of China (D23)	06/20/28	1.000%(Q)	10,000	0.537%	177,686	(20,557)	198,243	MSI
Republic of Argentina (D23)	06/20/28	1.000%(Q)	2,000	27.292%	(1,049,679)	(4,111)	(1,045,568)	MSI
Republic of Chile (D23)	06/20/28	1.000%(Q)	5,000	0.447%	105,474	(10,278)	115,752	MSI
Republic of Colombia (D23)	06/20/28	1.000%(Q)	7,000	1.473%	(109,109)	(14,390)	(94,719)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D23)	06/20/28	1.000%(Q)	9,000	0.608%	$136,997	$(18,501)	$155,498	MSI
Republic of Panama (D23)	06/20/28	1.000%(Q)	2,000	1.376%	(24,312)	(4,111)	(20,201)	MSI
Republic of Peru (D23)	06/20/28	1.000%(Q)	3,000	0.599%	46,700	(6,167)	52,867	MSI
Republic of Philippines (D23)	06/20/28	1.000%(Q)	3,000	0.523%	54,954	(6,167)	61,121	MSI
Republic of South Africa (D23)	06/20/28	1.000%(Q)	10,000	1.578%	(192,549)	(20,557)	(171,992)	MSI
Republic of Turkey (D23)	06/20/28	1.000%(Q)	10,000	2.251%	(424,056)	(20,557)	(403,499)	MSI
State of Qatar (D23)	06/20/28	1.000%(Q)	2,000	0.317%	51,686	(4,111)	55,797	MSI
Sultanate of Oman (D23)	06/20/28	1.000%(Q)	2,000	0.728%	21,848	(4,111)	25,959	MSI
United Mexican States (D23)	06/20/28	1.000%(Q)	10,000	0.875%	56,500	(20,557)	77,057	MSI
Arab Republic of Egypt (D24)	12/20/27	1.000%(Q)	2,000	5.677%	(265,991)	(760)	(265,231)	MSI
Emirate of Abu Dhabi (D24)	12/20/27	1.000%(Q)	2,000	0.278%	48,233	(760)	48,993	MSI
Federation of Malaysia (D24)	12/20/27	1.000%(Q)	3,000	0.308%	69,376	(1,140)	70,516	MSI
Federative Republic of Brazil (D24)	12/20/27	1.000%(Q)	12,000	1.122%	(31,921)	(4,562)	(27,359)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D24)	12/20/27	1.000%(Q)	2,000	0.451%	$37,112	$(760)	$37,872	MSI
People’s Republic of China (D24)	12/20/27	1.000%(Q)	12,000	0.494%	205,629	(4,562)	210,191	MSI
Republic of Argentina (D24)	12/20/27	1.000%(Q)	2,000	27.211%	(989,324)	(760)	(988,564)	MSI
Republic of Chile (D24)	12/20/27	1.000%(Q)	3,000	0.396%	60,973	(1,140)	62,113	MSI
Republic of Colombia (D24)	12/20/27	1.000%(Q)	6,000	1.318%	(52,596)	(2,281)	(50,315)	MSI
Republic of Indonesia (D24)	12/20/27	1.000%(Q)	10,000	0.545%	155,171	(3,802)	158,973	MSI
Republic of Panama (D24)	12/20/27	1.000%(Q)	2,000	1.238%	(12,556)	(760)	(11,796)	MSI
Republic of Peru (D24)	12/20/27	1.000%(Q)	3,000	0.537%	47,463	(1,140)	48,603	MSI
Republic of Philippines (D24)	12/20/27	1.000%(Q)	2,000	0.464%	36,273	(760)	37,033	MSI
Republic of South Africa (D24)	12/20/27	1.000%(Q)	11,000	1.415%	(129,862)	(4,182)	(125,680)	MSI
Republic of Turkey (D24)	12/20/27	1.000%(Q)	12,000	2.082%	(386,417)	(4,562)	(381,855)	MSI
State of Qatar (D24)	12/20/27	1.000%(Q)	2,000	0.288%	47,608	(760)	48,368	MSI
Sultanate of Oman (D24)	12/20/27	1.000%(Q)	2,000	0.647%	24,684	(760)	25,444	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D24)	12/20/27	1.000%(Q)	12,000	0.787%	$94,447	$(4,562)	$99,009	MSI
Arab Republic of Egypt (D25)	12/20/27	1.000%(Q)	2,000	5.677%	(265,991)	(808)	(265,183)	MSI
Emirate of Abu Dhabi (D25)	12/20/27	1.000%(Q)	2,000	0.278%	48,233	(808)	49,041	MSI
Federation of Malaysia (D25)	12/20/27	1.000%(Q)	3,000	0.308%	69,375	(1,213)	70,588	MSI
Federative Republic of Brazil (D25)	12/20/27	1.000%(Q)	12,000	1.122%	(31,920)	(4,850)	(27,070)	MSI
Kingdom of Saudi Arabia (D25)	12/20/27	1.000%(Q)	2,000	0.451%	37,112	(808)	37,920	MSI
People’s Republic of China (D25)	12/20/27	1.000%(Q)	12,000	0.494%	205,630	(4,850)	210,480	MSI
Republic of Argentina (D25)	12/20/27	1.000%(Q)	2,000	27.211%	(989,324)	(808)	(988,516)	MSI
Republic of Chile (D25)	12/20/27	1.000%(Q)	3,000	0.396%	60,972	(1,213)	62,185	MSI
Republic of Colombia (D25)	12/20/27	1.000%(Q)	6,000	1.318%	(52,596)	(2,425)	(50,171)	MSI
Republic of Indonesia (D25)	12/20/27	1.000%(Q)	10,000	0.545%	155,172	(4,042)	159,214	MSI
Republic of Panama (D25)	12/20/27	1.000%(Q)	2,000	1.238%	(12,556)	(808)	(11,748)	MSI
Republic of Peru (D25)	12/20/27	1.000%(Q)	3,000	0.537%	47,462	(1,213)	48,675	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D25)	12/20/27	1.000%(Q)	2,000	0.464%	$36,273	$(808)	$37,081	MSI
Republic of South Africa (D25)	12/20/27	1.000%(Q)	11,000	1.415%	(129,861)	(4,446)	(125,415)	MSI
Republic of Turkey (D25)	12/20/27	1.000%(Q)	12,000	2.082%	(386,416)	(4,850)	(381,566)	MSI
State of Qatar (D25)	12/20/27	1.000%(Q)	2,000	0.288%	47,608	(808)	48,416	MSI
Sultanate of Oman (D25)	12/20/27	1.000%(Q)	2,000	0.647%	24,684	(808)	25,492	MSI
United Mexican States (D25)	12/20/27	1.000%(Q)	12,000	0.787%	94,447	(4,850)	99,297	MSI
Arab Republic of Egypt (D26)	06/20/28	1.000%(Q)	900	5.969%	(141,943)	(459)	(141,484)	BARC
Dominican Republic (D26)	06/20/28	1.000%(Q)	900	1.294%	(8,336)	(459)	(7,877)	BARC
Emirate of Abu Dhabi (D26)	06/20/28	1.000%(Q)	900	0.306%	23,631	(459)	24,090	BARC
Federation of Malaysia (D26)	06/20/28	1.000%(Q)	1,350	0.343%	33,533	(689)	34,222	BARC
Federative Republic of Brazil (D26)	06/20/28	1.000%(Q)	4,500	1.250%	(34,677)	(2,295)	(32,382)	BARC
Kingdom of Bahrain (D26)	06/20/28	1.000%(Q)	900	1.528%	(15,702)	(459)	(15,243)	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D26)	06/20/28	1.000%(Q)	1,800	0.485%	$35,442	$(918)	$36,360	BARC
People’s Republic of China (D26)	06/20/28	1.000%(Q)	4,500	0.537%	79,959	(2,295)	82,254	BARC
Republic of Argentina (D26)	06/20/28	1.000%(Q)	900	27.292%	(472,356)	(459)	(471,897)	BARC
Republic of Chile (D26)	06/20/28	1.000%(Q)	2,250	0.447%	47,462	(1,148)	48,610	BARC
Republic of Colombia (D26)	06/20/28	1.000%(Q)	3,150	1.473%	(49,099)	(1,607)	(47,492)	BARC
Republic of Indonesia (D26)	06/20/28	1.000%(Q)	4,050	0.608%	61,648	(2,066)	63,714	BARC
Republic of Panama (D26)	06/20/28	1.000%(Q)	900	1.376%	(10,941)	(459)	(10,482)	BARC
Republic of Peru (D26)	06/20/28	1.000%(Q)	1,350	0.599%	21,014	(689)	21,703	BARC
Republic of Philippines (D26)	06/20/28	1.000%(Q)	1,350	0.523%	24,729	(689)	25,418	BARC
Republic of South Africa (D26)	06/20/28	1.000%(Q)	4,500	1.578%	(86,647)	(2,295)	(84,352)	BARC
Republic of Turkey (D26)	06/20/28	1.000%(Q)	4,500	2.251%	(190,825)	(2,295)	(188,530)	BARC
State of Qatar (D26)	06/20/28	1.000%(Q)	900	0.317%	23,258	(459)	23,717	BARC
Sultanate of Oman (D26)	06/20/28	1.000%(Q)	900	0.728%	9,831	(459)	10,290	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D26)	06/20/28	1.000%(Q)	4,500	0.875%	$25,425	$(2,295)	$27,720	BARC
Arab Republic of Egypt (D27)	12/20/28	1.000%(Q)	2,000	6.147%	(358,377)	(2,585)	(355,792)	MSI
Dominican Republic (D27)	12/20/28	1.000%(Q)	2,000	1.491%	(36,491)	(2,585)	(33,906)	MSI
Emirate of Abu Dhabi (D27)	12/20/28	1.000%(Q)	2,000	0.353%	54,572	(2,585)	57,157	MSI
Federal Republic of Nigeria (D27)	12/20/28	1.000%(Q)	2,000	5.764%	(335,449)	(2,585)	(332,864)	MSI
Federation of Malaysia (D27)	12/20/28	1.000%(Q)	3,000	0.390%	77,197	(3,878)	81,075	MSI
Federative Republic of Brazil (D27)	12/20/28	1.000%(Q)	9,000	1.433%	(143,436)	(11,633)	(131,803)	MSI
Kingdom of Bahrain (D27)	12/20/28	1.000%(Q)	2,000	1.648%	(48,470)	(2,585)	(45,885)	MSI
Kingdom of Morocco (D27)	12/20/28	1.000%(Q)	2,000	0.795%	18,749	(2,585)	21,334	MSI
Kingdom of Saudi Arabia (D27)	12/20/28	1.000%(Q)	4,000	0.533%	79,860	(5,170)	85,030	MSI
People’s Republic of China (D27)	12/20/28	1.000%(Q)	9,000	0.591%	157,950	(11,633)	169,583	MSI
Republic of Argentina (D27)	12/20/28	1.000%(Q)	2,000	27.046%	(1,086,912)	(2,585)	(1,084,327)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D27)	12/20/28	1.000%(Q)	7,000	0.518%	$144,131	$(9,048)	$153,179	MSI
Republic of Colombia (D27)	12/20/28	1.000%(Q)	6,000	1.691%	(156,188)	(7,755)	(148,433)	MSI
Republic of Indonesia (D27)	12/20/28	1.000%(Q)	9,000	0.686%	123,620	(11,633)	135,253	MSI
Republic of Panama (D27)	12/20/28	1.000%(Q)	2,000	1.591%	(44,295)	(2,585)	(41,710)	MSI
Republic of Peru (D27)	12/20/28	1.000%(Q)	3,000	0.686%	41,350	(3,878)	45,228	MSI
Republic of Philippines (D27)	12/20/28	1.000%(Q)	3,000	0.595%	52,278	(3,878)	56,156	MSI
Republic of South Africa (D27)	12/20/28	1.000%(Q)	9,000	1.788%	(268,155)	(11,633)	(256,522)	MSI
Republic of Turkey (D27)	12/20/28	1.000%(Q)	9,000	2.464%	(498,547)	(11,633)	(486,914)	MSI
State of Qatar (D27)	12/20/28	1.000%(Q)	2,000	0.359%	54,107	(2,585)	56,692	MSI
Sultanate of Oman (D27)	12/20/28	1.000%(Q)	2,000	0.834%	15,646	(2,585)	18,231	MSI
United Mexican States (D27)	12/20/28	1.000%(Q)	9,000	0.998%	11,228	(11,633)	22,861	MSI
Arab Republic of Egypt (D28)	06/20/27	1.000%(Q)	1,000	5.278%	(106,385)	(1,448)	(104,937)	BOA
Emirate of Abu Dhabi (D28)	06/20/27	1.000%(Q)	1,000	0.240%	21,933	(1,448)	23,381	BOA
Federation of Malaysia (D28)	06/20/27	1.000%(Q)	1,500	0.260%	32,061	(2,172)	34,233	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D28)	06/20/27	1.000%(Q)	6,000	0.949%	$15,274	$(8,690)	$23,964	BOA
Kingdom of Saudi Arabia (D28)	06/20/27	1.000%(Q)	1,000	0.405%	17,397	(1,448)	18,845	BOA
People’s Republic of China (D28)	06/20/27	1.000%(Q)	6,000	0.437%	98,926	(8,690)	107,616	BOA
Republic of Argentina (D28)	06/20/27	1.000%(Q)	1,000	27.097%	(457,430)	(1,448)	(455,982)	BOA
Republic of Chile (D28)	06/20/27	1.000%(Q)	1,500	0.327%	29,305	(2,172)	31,477	BOA
Republic of Colombia (D28)	06/20/27	1.000%(Q)	3,000	1.106%	(5,124)	(4,345)	(779)	BOA
Republic of Indonesia (D28)	06/20/27	1.000%(Q)	4,500	0.461%	71,189	(6,517)	77,706	BOA
Republic of Panama (D28)	06/20/27	1.000%(Q)	1,000	1.051%	(205)	(1,448)	1,243	BOA
Republic of Peru (D28)	06/20/27	1.000%(Q)	1,500	0.453%	24,121	(2,172)	26,293	BOA
Republic of Philippines (D28)	06/20/27	1.000%(Q)	1,000	0.384%	17,950	(1,448)	19,398	BOA
Republic of South Africa (D28)	06/20/27	1.000%(Q)	6,000	1.195%	(24,533)	(8,690)	(15,843)	BOA
Republic of Turkey (D28)	06/20/27	1.000%(Q)	6,000	1.851%	(129,495)	(8,690)	(120,805)	BOA
State of Qatar (D28)	06/20/27	1.000%(Q)	1,000	0.248%	21,724	(1,448)	23,172	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D28)	06/20/27	1.000%(Q)	6,000	0.669%	$60,904	$(8,690)	$69,594	BOA
Arab Republic of Egypt (D29)	12/20/28	1.000%(Q)	2,000	6.147%	(358,377)	(3,021)	(355,356)	MSI
Dominican Republic (D29)	12/20/28	1.000%(Q)	2,000	1.491%	(36,491)	(3,021)	(33,470)	MSI
Emirate of Abu Dhabi (D29)	12/20/28	1.000%(Q)	2,000	0.353%	54,572	(3,021)	57,593	MSI
Federal Republic of Nigeria (D29)	12/20/28	1.000%(Q)	2,000	5.764%	(335,449)	(3,021)	(332,428)	MSI
Federation of Malaysia (D29)	12/20/28	1.000%(Q)	3,000	0.390%	77,197	(4,532)	81,729	MSI
Federative Republic of Brazil (D29)	12/20/28	1.000%(Q)	9,000	1.433%	(143,435)	(13,596)	(129,839)	MSI
Kingdom of Bahrain (D29)	12/20/28	1.000%(Q)	2,000	1.648%	(48,470)	(3,021)	(45,449)	MSI
Kingdom of Morocco (D29)	12/20/28	1.000%(Q)	2,000	0.795%	18,749	(3,021)	21,770	MSI
Kingdom of Saudi Arabia (D29)	12/20/28	1.000%(Q)	4,000	0.533%	79,860	(6,043)	85,903	MSI
People’s Republic of China (D29)	12/20/28	1.000%(Q)	9,000	0.591%	157,951	(13,596)	171,547	MSI
Republic of Argentina (D29)	12/20/28	1.000%(Q)	2,000	27.046%	(1,086,912)	(3,021)	(1,083,891)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D29)	12/20/28	1.000%(Q)	7,000	0.518%	$144,131	$(10,575)	$154,706	MSI
Republic of Colombia (D29)	12/20/28	1.000%(Q)	6,000	1.691%	(156,188)	(9,064)	(147,124)	MSI
Republic of Indonesia (D29)	12/20/28	1.000%(Q)	9,000	0.686%	123,620	(13,596)	137,216	MSI
Republic of Panama (D29)	12/20/28	1.000%(Q)	2,000	1.591%	(44,295)	(3,021)	(41,274)	MSI
Republic of Peru (D29)	12/20/28	1.000%(Q)	3,000	0.686%	41,350	(4,532)	45,882	MSI
Republic of Philippines (D29)	12/20/28	1.000%(Q)	3,000	0.595%	52,279	(4,532)	56,811	MSI
Republic of South Africa (D29)	12/20/28	1.000%(Q)	9,000	1.788%	(268,155)	(13,596)	(254,559)	MSI
Republic of Turkey (D29)	12/20/28	1.000%(Q)	9,000	2.464%	(498,546)	(13,596)	(484,950)	MSI
State of Qatar (D29)	12/20/28	1.000%(Q)	2,000	0.359%	54,107	(3,021)	57,128	MSI
Sultanate of Oman (D29)	12/20/28	1.000%(Q)	2,000	0.834%	15,646	(3,021)	18,667	MSI
United Mexican States (D29)	12/20/28	1.000%(Q)	9,000	0.998%	11,228	(13,596)	24,824	MSI
Arab Republic of Egypt (D30)	12/20/28	1.000%(Q)	2,000	6.147%	(358,378)	(1,041)	(357,337)	MSI
Dominican Republic (D30)	12/20/28	1.000%(Q)	2,000	1.491%	(36,492)	(1,041)	(35,451)	MSI
Emirate of Abu Dhabi (D30)	12/20/28	1.000%(Q)	2,000	0.353%	54,572	(1,041)	55,613	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federal Republic of Nigeria (D30)	12/20/28	1.000%(Q)	2,000	5.764%	$(335,450)	$(1,041)	$(334,409)	MSI
Federation of Malaysia (D30)	12/20/28	1.000%(Q)	3,000	0.390%	77,197	(1,561)	78,758	MSI
Federative Republic of Brazil (D30)	12/20/28	1.000%(Q)	9,000	1.433%	(143,436)	(4,683)	(138,753)	MSI
Kingdom of Bahrain (D30)	12/20/28	1.000%(Q)	2,000	1.648%	(48,470)	(1,041)	(47,429)	MSI
Kingdom of Morocco (D30)	12/20/28	1.000%(Q)	2,000	0.795%	18,748	(1,041)	19,789	MSI
Kingdom of Saudi Arabia (D30)	12/20/28	1.000%(Q)	4,000	0.533%	79,860	(2,081)	81,941	MSI
People’s Republic of China (D30)	12/20/28	1.000%(Q)	9,000	0.591%	157,950	(4,683)	162,633	MSI
Republic of Argentina (D30)	12/20/28	1.000%(Q)	2,000	27.046%	(1,086,912)	(1,041)	(1,085,871)	MSI
Republic of Chile (D30)	12/20/28	1.000%(Q)	7,000	0.518%	144,131	(3,642)	147,773	MSI
Republic of Colombia (D30)	12/20/28	1.000%(Q)	6,000	1.691%	(156,189)	(3,122)	(153,067)	MSI
Republic of Indonesia (D30)	12/20/28	1.000%(Q)	9,000	0.686%	123,620	(4,683)	128,303	MSI
Republic of Panama (D30)	12/20/28	1.000%(Q)	2,000	1.591%	(44,296)	(1,041)	(43,255)	MSI
Republic of Peru (D30)	12/20/28	1.000%(Q)	3,000	0.686%	41,350	(1,561)	42,911	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D30)	12/20/28	1.000%(Q)	3,000	0.595%	$52,278	$(1,561)	$53,839	MSI
Republic of South Africa (D30)	12/20/28	1.000%(Q)	9,000	1.788%	(268,155)	(4,683)	(263,472)	MSI
Republic of Turkey (D30)	12/20/28	1.000%(Q)	9,000	2.464%	(498,547)	(4,683)	(493,864)	MSI
State of Qatar (D30)	12/20/28	1.000%(Q)	2,000	0.359%	54,106	(1,041)	55,147	MSI
Sultanate of Oman (D30)	12/20/28	1.000%(Q)	2,000	0.834%	15,645	(1,041)	16,686	MSI
United Mexican States (D30)	12/20/28	1.000%(Q)	9,000	0.998%	11,228	(4,683)	15,911	MSI
Arab Republic of Egypt (D31)	12/20/28	1.000%(Q)	2,000	6.147%	(358,378)	(1,152)	(357,226)	MSI
Dominican Republic (D31)	12/20/28	1.000%(Q)	2,000	1.491%	(36,492)	(1,152)	(35,340)	MSI
Emirate of Abu Dhabi (D31)	12/20/28	1.000%(Q)	2,000	0.353%	54,572	(1,152)	55,724	MSI
Federal Republic of Nigeria (D31)	12/20/28	1.000%(Q)	2,000	5.764%	(335,450)	(1,152)	(334,298)	MSI
Federation of Malaysia (D31)	12/20/28	1.000%(Q)	3,000	0.390%	77,197	(1,727)	78,924	MSI
Federative Republic of Brazil (D31)	12/20/28	1.000%(Q)	9,000	1.433%	(143,436)	(5,182)	(138,254)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Bahrain (D31)	12/20/28	1.000%(Q)	2,000	1.648%	$(48,470)	$(1,152)	$(47,318)	MSI
Kingdom of Morocco (D31)	12/20/28	1.000%(Q)	2,000	0.795%	18,748	(1,152)	19,900	MSI
Kingdom of Saudi Arabia (D31)	12/20/28	1.000%(Q)	4,000	0.533%	79,860	(2,303)	82,163	MSI
People’s Republic of China (D31)	12/20/28	1.000%(Q)	9,000	0.591%	157,950	(5,182)	163,132	MSI
Republic of Argentina (D31)	12/20/28	1.000%(Q)	2,000	27.046%	(1,086,912)	(1,152)	(1,085,760)	MSI
Republic of Chile (D31)	12/20/28	1.000%(Q)	7,000	0.518%	144,130	(4,031)	148,161	MSI
Republic of Colombia (D31)	12/20/28	1.000%(Q)	6,000	1.691%	(156,189)	(3,455)	(152,734)	MSI
Republic of Indonesia (D31)	12/20/28	1.000%(Q)	9,000	0.686%	123,620	(5,182)	128,802	MSI
Republic of Panama (D31)	12/20/28	1.000%(Q)	2,000	1.591%	(44,296)	(1,152)	(43,144)	MSI
Republic of Peru (D31)	12/20/28	1.000%(Q)	3,000	0.686%	41,350	(1,727)	43,077	MSI
Republic of Philippines (D31)	12/20/28	1.000%(Q)	3,000	0.595%	52,279	(1,727)	54,006	MSI
Republic of South Africa (D31)	12/20/28	1.000%(Q)	9,000	1.788%	(268,155)	(5,182)	(262,973)	MSI
Republic of Turkey (D31)	12/20/28	1.000%(Q)	9,000	2.464%	(498,547)	(5,182)	(493,365)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D31)	12/20/28	1.000%(Q)	2,000	0.359%	$54,106	$(1,152)	$55,258	MSI
Sultanate of Oman (D31)	12/20/28	1.000%(Q)	2,000	0.834%	15,645	(1,152)	16,797	MSI
United Mexican States (D31)	12/20/28	1.000%(Q)	9,000	0.998%	11,228	(5,182)	16,410	MSI
Arab Republic of Egypt (D32)	12/20/28	1.000%(Q)	2,000	6.147%	(358,377)	(1,263)	(357,114)	MSI
Dominican Republic (D32)	12/20/28	1.000%(Q)	2,000	1.491%	(36,491)	(1,263)	(35,228)	MSI
Emirate of Abu Dhabi (D32)	12/20/28	1.000%(Q)	2,000	0.353%	54,572	(1,263)	55,835	MSI
Federal Republic of Nigeria (D32)	12/20/28	1.000%(Q)	2,000	5.764%	(335,450)	(1,263)	(334,187)	MSI
Federation of Malaysia (D32)	12/20/28	1.000%(Q)	3,000	0.390%	77,197	(1,894)	79,091	MSI
Federative Republic of Brazil (D32)	12/20/28	1.000%(Q)	9,000	1.433%	(143,436)	(5,683)	(137,753)	MSI
Kingdom of Bahrain (D32)	12/20/28	1.000%(Q)	2,000	1.648%	(48,470)	(1,263)	(47,207)	MSI
Kingdom of Morocco (D32)	12/20/28	1.000%(Q)	2,000	0.795%	18,749	(1,263)	20,012	MSI
Kingdom of Saudi Arabia (D32)	12/20/28	1.000%(Q)	4,000	0.533%	79,859	(2,526)	82,385	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D32)	12/20/28	1.000%(Q)	9,000	0.591%	$157,950	$(5,683)	$163,633	MSI
Republic of Argentina (D32)	12/20/28	1.000%(Q)	2,000	27.046%	(1,086,912)	(1,263)	(1,085,649)	MSI
Republic of Chile (D32)	12/20/28	1.000%(Q)	7,000	0.518%	144,131	(4,420)	148,551	MSI
Republic of Colombia (D32)	12/20/28	1.000%(Q)	6,000	1.691%	(156,188)	(3,788)	(152,400)	MSI
Republic of Indonesia (D32)	12/20/28	1.000%(Q)	9,000	0.686%	123,619	(5,683)	129,302	MSI
Republic of Panama (D32)	12/20/28	1.000%(Q)	2,000	1.591%	(44,295)	(1,263)	(43,032)	MSI
Republic of Peru (D32)	12/20/28	1.000%(Q)	3,000	0.686%	41,350	(1,894)	43,244	MSI
Republic of Philippines (D32)	12/20/28	1.000%(Q)	3,000	0.595%	52,279	(1,894)	54,173	MSI
Republic of South Africa (D32)	12/20/28	1.000%(Q)	9,000	1.788%	(268,155)	(5,683)	(262,472)	MSI
Republic of Turkey (D32)	12/20/28	1.000%(Q)	9,000	2.464%	(498,547)	(5,683)	(492,864)	MSI
State of Qatar (D32)	12/20/28	1.000%(Q)	2,000	0.359%	54,107	(1,263)	55,370	MSI
Sultanate of Oman (D32)	12/20/28	1.000%(Q)	2,000	0.834%	15,645	(1,263)	16,908	MSI
United Mexican States (D32)	12/20/28	1.000%(Q)	9,000	0.998%	11,228	(5,683)	16,911	MSI
ADT Security Corp. (D33)	12/20/24	0.250%(Q)	5,000	0.276%	961	(463)	1,424	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
AES Corp. (The) (D33)	12/20/24	0.250%(Q)	5,000	0.198%	$2,473	$(463)	$2,936	CITI
Ally Financial, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.366%	(791)	(463)	(328)	CITI
Alstom SA (D33)	12/20/24	0.250%(Q)	5,000	0.176%	2,898	(463)	3,361	CITI
American Axle & Manufacturing, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.610%	(5,513)	(463)	(5,050)	CITI
Amkor Technology, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.219%	2,049	(463)	2,512	CITI
Anglo American PLC (D33)	12/20/24	0.250%(Q)	5,000	0.195%	2,515	(463)	2,978	CITI
Anywhere Real Estate Group LLC (D33)	12/20/24	0.250%(Q)	5,000	5.167%	(92,313)	(463)	(91,850)	CITI
Apache Corp. (D33)	12/20/24	0.250%(Q)	5,000	0.180%	2,815	(463)	3,278	CITI
ArcelorMittal SA (D33)	12/20/24	0.250%(Q)	5,000	0.273%	1,013	(463)	1,476	CITI
Arrow Electronics, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.148%	3,427	(463)	3,890	CITI
Ashland LLC (D33)	12/20/24	0.250%(Q)	5,000	0.189%	2,644	(463)	3,107	CITI
AT&T, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.262%	1,221	(463)	1,684	CITI
Avient Corp. (D33)	12/20/24	0.250%(Q)	5,000	0.200%	2,426	(463)	2,889	CITI
Avis Budget Group, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.846%	(10,058)	(463)	(9,595)	CITI
Avnet, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.148%	3,440	(463)	3,903	CITI
Bath & Body Works, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.283%	811	(463)	1,274	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Beazer Homes USA, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.190%	$2,628	$(463)	$3,091	CITI
Best Buy Co., Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.138%	3,627	(463)	4,090	CITI
Boeing Co. (D33)	12/20/24	0.250%(Q)	5,000	0.390%	(1,243)	(463)	(780)	CITI
Boyd Gaming Corp. (D33)	12/20/24	0.250%(Q)	5,000	0.288%	719	(463)	1,182	CITI
British Telecommunications PLC (D33)	12/20/24	0.250%(Q)	5,000	0.136%	3,659	(463)	4,122	CITI
Calpine Corp. (D33)	12/20/24	0.250%(Q)	5,000	0.542%	(4,190)	(463)	(3,727)	CITI
CCO Holdings LLC (D33)	12/20/24	0.250%(Q)	5,000	0.527%	(3,899)	(463)	(3,436)	CITI
Cleveland-Cliffs, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.340%	(292)	(463)	171	CITI
CMA CGM SA (D33)	12/20/24	0.250%(Q)	5,000	0.758%	(8,369)	(463)	(7,906)	CITI
CNH Industrial NV (D33)	12/20/24	0.250%(Q)	5,000	0.274%	992	(463)	1,455	CITI
Constellium SE (D33)	12/20/24	0.250%(Q)	5,000	0.882%	(10,754)	(463)	(10,291)	CITI
Darden Restaurants, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.138%	3,630	(463)	4,093	CITI
DaVita, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.259%	1,275	(463)	1,738	CITI
Dell, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.096%	4,442	(463)	4,905	CITI
Delta Air Lines, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.335%	(181)	(463)	282	CITI
Devon Energy Corp. (D33)	12/20/24	0.250%(Q)	5,000	0.168%	3,037	(463)	3,500	CITI
DISH DBS Corp. (D33)	12/20/24	0.250%(Q)	5,000	28.323%	(504,635)	(463)	(504,172)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
DXC Technology Co. (D33)	12/20/24	0.250%(Q)	5,000	0.234%	$1,772	$(463)	$2,235	CITI
Ford Motor Co. (D33)	12/20/24	0.250%(Q)	5,000	0.266%	1,147	(463)	1,610	CITI
Freeport-McMoRan, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.131%	3,768	(463)	4,231	CITI
Gap, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.361%	(693)	(463)	(230)	CITI
General Electric Co. (D33)	12/20/24	0.250%(Q)	5,000	0.063%	5,084	(463)	5,547	CITI
General Motors Co. (D33)	12/20/24	0.250%(Q)	5,000	0.187%	2,677	(463)	3,140	CITI
GKN Holdings Ltd. (D33)	12/20/24	0.250%(Q)	5,000	0.203%	2,375	(463)	2,838	CITI
Goodyear Tire & Rubber Co. (The) (D33)	12/20/24	0.250%(Q)	5,000	0.343%	(351)	(463)	112	CITI
Halliburton Co. (D33)	12/20/24	0.250%(Q)	5,000	0.152%	3,364	(463)	3,827	CITI
Hapag-Lloyd AG (D33)	12/20/24	0.250%(Q)	5,000	0.638%	(6,048)	(463)	(5,585)	CITI
HCA, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.099%	4,376	(463)	4,839	CITI
HeidelbergCement AG (D33)	12/20/24	0.250%(Q)	5,000	0.167%	3,073	(463)	3,536	CITI
Hess Corp. (D33)	12/20/24	0.250%(Q)	5,000	0.090%	4,549	(463)	5,012	CITI
Howmet Aerospace, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.153%	3,329	(463)	3,792	CITI
HP, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.104%	4,288	(463)	4,751	CITI
International Game Technology PLC (D33)	12/20/24	0.250%(Q)	5,000	0.181%	2,796	(463)	3,259	CITI
Iron Mountain, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.194%	2,534	(463)	2,997	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
ITV PLC (D33)	12/20/24	0.250%(Q)	5,000	0.154%	$3,309	$(463)	$3,772	CITI
KB Home (D33)	12/20/24	0.250%(Q)	5,000	0.157%	3,264	(463)	3,727	CITI
Kohl’s Corp. (D33)	12/20/24	0.250%(Q)	5,000	0.588%	(5,076)	(463)	(4,613)	CITI
Kraft Heinz Foods Co. (D33)	12/20/24	0.250%(Q)	5,000	0.105%	4,259	(463)	4,722	CITI
Ladbrokes Coral Group Ltd. (D33)	12/20/24	0.250%(Q)	5,000	0.460%	(2,609)	(463)	(2,146)	CITI
Lamb Weston Holdings, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.280%	869	(463)	1,332	CITI
Lanxess AG (D33)	12/20/24	0.250%(Q)	5,000	0.300%	481	(463)	944	CITI
Lennar Corp. (D33)	12/20/24	0.250%(Q)	5,000	0.155%	3,288	(463)	3,751	CITI
Liberty Interactive LLC (D33)	12/20/24	0.250%(Q)	5,000	6.507%	(118,138)	(463)	(117,675)	CITI
Lumen Technologies, Inc. (D33)	12/20/24	0.250%(Q)	5,000	2.723%	(46,189)	(463)	(45,726)	CITI
Macy’s, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.435%	(2,130)	(463)	(1,667)	CITI
Marks & Spencer PLC (D33)	12/20/24	0.250%(Q)	5,000	0.183%	2,761	(463)	3,224	CITI
Matterhorn Telecom Holding SA (D33)	12/20/24	0.250%(Q)	5,000	0.450%	(2,421)	(463)	(1,958)	CITI
MDC Holdings, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.091%	4,543	(463)	5,006	CITI
MGM Resorts International (D33)	12/20/24	0.250%(Q)	5,000	0.318%	146	(463)	609	CITI
Netflix, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.094%	4,478	(463)	4,941	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
New Albertsons, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.082%	$4,717	$(463)	$5,180	CITI
Next PLC (D33)	12/20/24	0.250%(Q)	5,000	0.098%	4,397	(463)	4,860	CITI
Nokia OYJ (D33)	12/20/24	0.250%(Q)	5,000	0.154%	3,316	(463)	3,779	CITI
Nordstrom, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.372%	(907)	(463)	(444)	CITI
NRG Energy, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.338%	(242)	(463)	221	CITI
Olin Corp. (D33)	12/20/24	0.250%(Q)	5,000	0.231%	1,822	(463)	2,285	CITI
Oracle Corp. (D33)	12/20/24	0.250%(Q)	5,000	0.123%	3,923	(463)	4,386	CITI
Paramount Global (D33)	12/20/24	0.250%(Q)	5,000	0.199%	2,451	(463)	2,914	CITI
Pearson PLC (D33)	12/20/24	0.250%(Q)	5,000	0.071%	4,927	(463)	5,390	CITI
Petroleo Brasileiro SA (D33)	12/20/24	0.250%(Q)	5,000	0.352%	(526)	(463)	(63)	CITI
Premier Foods Finance PLC (D33)	12/20/24	0.250%(Q)	5,000	0.527%	(3,908)	(463)	(3,445)	CITI
Rexel SA (D33)	12/20/24	0.250%(Q)	5,000	0.165%	3,109	(463)	3,572	CITI
Sirius XM Radio, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.538%	(4,115)	(463)	(3,652)	CITI
Teck Resources Ltd. (D33)	12/20/24	0.250%(Q)	5,000	0.144%	3,506	(463)	3,969	CITI
TEGNA, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.418%	(1,799)	(463)	(1,336)	CITI
Telecom Italia SpA (D33)	12/20/24	0.250%(Q)	5,000	0.490%	(3,190)	(463)	(2,727)	CITI
Telefonaktiebolaget LM Ericsson (D33)	12/20/24	0.250%(Q)	5,000	0.178%	2,847	(463)	3,310	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Tenet Healthcare Corp. (D33)	12/20/24	0.250%(Q)	5,000	0.179%	$2,830	$(463)	$3,293	CITI
Tesla, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.244%	1,577	(463)	2,040	CITI
Teva Pharmaceutical Industries Ltd. (D33)	12/20/24	0.250%(Q)	5,000	0.244%	1,572	(463)	2,035	CITI
T-Mobile USA, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.154%	3,317	(463)	3,780	CITI
Unibail-Rodamco-Westfield SE (D33)	12/20/24	0.250%(Q)	5,000	0.214%	2,151	(463)	2,614	CITI
Unisys Corp. (D33)	12/20/24	0.250%(Q)	5,000	1.051%	(14,020)	(463)	(13,557)	CITI
United Rentals North America, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.201%	2,415	(463)	2,878	CITI
Universal Health Services, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.149%	3,416	(463)	3,879	CITI
Univision Communications, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.781%	(8,811)	(463)	(8,348)	CITI
UPC Holding BV (D33)	12/20/24	0.250%(Q)	5,000	0.401%	(1,472)	(463)	(1,009)	CITI
Verizon Communications, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.235%	1,757	(463)	2,220	CITI
Virgin Media Finance PLC (D33)	12/20/24	0.250%(Q)	5,000	1.036%	(13,722)	(463)	(13,259)	CITI
Whirlpool Corp. (D33)	12/20/24	0.250%(Q)	5,000	0.198%	2,460	(463)	2,923	CITI
Xerox Corp. (D33)	12/20/24	0.250%(Q)	5,000	0.776%	(8,710)	(463)	(8,247)	CITI
Yum! Brands, Inc. (D33)	12/20/24	0.250%(Q)	5,000	0.204%	2,342	(463)	2,805	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ziggo Bond Co. BV (D33)	12/20/24	0.250%(Q)	5,000	0.693%	$(7,110)	$(463)	$(6,647)	CITI
Adecco Group AG (D34)	12/20/24	0.250%(Q)	5,000	0.205%	2,328	(463)	2,791	CITI
AES Corp. (The) (D34)	12/20/24	0.250%(Q)	5,000	0.198%	2,473	(463)	2,936	CITI
Ally Financial, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.366%	(791)	(463)	(328)	CITI
Alstom SA (D34)	12/20/24	0.250%(Q)	5,000	0.176%	2,898	(463)	3,361	CITI
American Axle & Manufacturing, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.610%	(5,513)	(463)	(5,050)	CITI
Amkor Technology, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.219%	2,049	(463)	2,512	CITI
Anglo American PLC (D34)	12/20/24	0.250%(Q)	5,000	0.195%	2,515	(463)	2,978	CITI
Anheuser-Busch InBev SA (D34)	12/20/24	0.250%(Q)	5,000	0.140%	3,582	(463)	4,045	CITI
Apache Corp. (D34)	12/20/24	0.250%(Q)	5,000	0.180%	2,815	(463)	3,278	CITI
ArcelorMittal SA (D34)	12/20/24	0.250%(Q)	5,000	0.273%	1,013	(463)	1,476	CITI
Arrow Electronics, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.148%	3,427	(463)	3,890	CITI
Ashland LLC (D34)	12/20/24	0.250%(Q)	5,000	0.189%	2,644	(463)	3,107	CITI
AT&T, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.262%	1,221	(463)	1,684	CITI
Avient Corp. (D34)	12/20/24	0.250%(Q)	5,000	0.200%	2,426	(463)	2,889	CITI
Avnet, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.148%	3,440	(463)	3,903	CITI
Bayer AG (D34)	12/20/24	0.250%(Q)	5,000	0.232%	1,809	(463)	2,272	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Best Buy Co., Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.138%	$3,627	$(463)	$4,090	CITI
Block Financial LLC (D34)	12/20/24	0.250%(Q)	5,000	0.139%	3,600	(463)	4,063	CITI
Boeing Co. (D34)	12/20/24	0.250%(Q)	5,000	0.390%	(1,243)	(463)	(780)	CITI
Boyd Gaming Corp. (D34)	12/20/24	0.250%(Q)	5,000	0.288%	719	(463)	1,182	CITI
British Telecommunications PLC (D34)	12/20/24	0.250%(Q)	5,000	0.136%	3,659	(463)	4,122	CITI
CCO Holdings LLC (D34)	12/20/24	0.250%(Q)	5,000	0.527%	(3,899)	(463)	(3,436)	CITI
Centrica PLC (D34)	12/20/24	0.250%(Q)	5,000	0.147%	3,460	(463)	3,923	CITI
Cleveland-Cliffs, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.340%	(292)	(463)	171	CITI
CMA CGM SA (D34)	12/20/24	0.250%(Q)	5,000	0.758%	(8,369)	(463)	(7,906)	CITI
CNH Industrial NV (D34)	12/20/24	0.250%(Q)	5,000	0.274%	992	(463)	1,455	CITI
Darden Restaurants, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.138%	3,630	(463)	4,093	CITI
Dell, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.096%	4,442	(463)	4,905	CITI
Devon Energy Corp. (D34)	12/20/24	0.250%(Q)	5,000	0.168%	3,037	(463)	3,500	CITI
Dow Chemical Co. (The) (D34)	12/20/24	0.250%(Q)	5,000	0.114%	4,084	(463)	4,547	CITI
DXC Technology Co. (D34)	12/20/24	0.250%(Q)	5,000	0.234%	1,772	(463)	2,235	CITI
Expedia Group, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.139%	3,601	(463)	4,064	CITI
Ford Motor Co. (D34)	12/20/24	0.250%(Q)	5,000	0.266%	1,147	(463)	1,610	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Freeport-McMoRan, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.131%	$3,768	$(463)	$4,231	CITI
General Electric Co. (D34)	12/20/24	0.250%(Q)	5,000	0.063%	5,084	(463)	5,547	CITI
General Motors Co. (D34)	12/20/24	0.250%(Q)	5,000	0.187%	2,677	(463)	3,140	CITI
GKN Holdings Ltd. (D34)	12/20/24	0.250%(Q)	5,000	0.203%	2,375	(463)	2,838	CITI
Goodyear Tire & Rubber Co. (The) (D34)	12/20/24	0.250%(Q)	5,000	0.343%	(351)	(463)	112	CITI
Halliburton Co. (D34)	12/20/24	0.250%(Q)	5,000	0.152%	3,364	(463)	3,827	CITI
Hapag-Lloyd AG (D34)	12/20/24	0.250%(Q)	5,000	0.638%	(6,048)	(463)	(5,585)	CITI
HCA, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.099%	4,376	(463)	4,839	CITI
Holcim AG (D34)	12/20/24	0.250%(Q)	5,000	0.123%	3,919	(463)	4,382	CITI
Howmet Aerospace, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.153%	3,329	(463)	3,792	CITI
HP, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.104%	4,288	(463)	4,751	CITI
Iron Mountain, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.194%	2,534	(463)	2,997	CITI
ITV PLC (D34)	12/20/24	0.250%(Q)	5,000	0.154%	3,309	(463)	3,772	CITI
J Sainsbury PLC (D34)	12/20/24	0.250%(Q)	5,000	0.116%	4,052	(463)	4,515	CITI
KB Home (D34)	12/20/24	0.250%(Q)	5,000	0.157%	3,264	(463)	3,727	CITI
Koninklijke KPN NV (D34)	12/20/24	0.250%(Q)	5,000	0.078%	4,792	(463)	5,255	CITI
Koninklijke Philips NV (D34)	12/20/24	0.250%(Q)	5,000	0.081%	4,736	(463)	5,199	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kraft Heinz Foods Co. (D34)	12/20/24	0.250%(Q)	5,000	0.105%	$4,259	$(463)	$4,722	CITI
Lamb Weston Holdings, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.280%	869	(463)	1,332	CITI
Lanxess AG (D34)	12/20/24	0.250%(Q)	5,000	0.300%	481	(463)	944	CITI
Lennar Corp. (D34)	12/20/24	0.250%(Q)	5,000	0.155%	3,288	(463)	3,751	CITI
Macy’s, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.435%	(2,130)	(463)	(1,667)	CITI
Marks & Spencer PLC (D34)	12/20/24	0.250%(Q)	5,000	0.183%	2,761	(463)	3,224	CITI
Marriott International, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.114%	4,085	(463)	4,548	CITI
Matterhorn Telecom Holding SA (D34)	12/20/24	0.250%(Q)	5,000	0.450%	(2,421)	(463)	(1,958)	CITI
MDC Holdings, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.091%	4,543	(463)	5,006	CITI
Meritor, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.077%	4,810	(463)	5,273	CITI
Motorola Solutions, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.077%	4,814	(463)	5,277	CITI
Netflix, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.094%	4,478	(463)	4,941	CITI
New Albertsons, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.082%	4,717	(463)	5,180	CITI
Next PLC (D34)	12/20/24	0.250%(Q)	5,000	0.098%	4,397	(463)	4,860	CITI
Nokia OYJ (D34)	12/20/24	0.250%(Q)	5,000	0.154%	3,316	(463)	3,779	CITI
Nordstrom, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.372%	(907)	(463)	(444)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
NRG Energy, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.338%	$(242)	$(463)	$221	CITI
Olin Corp. (D34)	12/20/24	0.250%(Q)	5,000	0.231%	1,822	(463)	2,285	CITI
Oracle Corp. (D34)	12/20/24	0.250%(Q)	5,000	0.123%	3,923	(463)	4,386	CITI
Paramount Global (D34)	12/20/24	0.250%(Q)	5,000	0.199%	2,451	(463)	2,914	CITI
Pearson PLC (D34)	12/20/24	0.250%(Q)	5,000	0.071%	4,927	(463)	5,390	CITI
Petroleo Brasileiro SA (D34)	12/20/24	0.250%(Q)	5,000	0.352%	(526)	(463)	(63)	CITI
Premier Foods Finance PLC (D34)	12/20/24	0.250%(Q)	5,000	0.527%	(3,908)	(463)	(3,445)	CITI
Publicis Groupe SA (D34)	12/20/24	0.250%(Q)	5,000	0.085%	4,647	(463)	5,110	CITI
RELX PLC (D34)	12/20/24	0.250%(Q)	5,000	0.062%	5,092	(463)	5,555	CITI
Rexel SA (D34)	12/20/24	0.250%(Q)	5,000	0.165%	3,109	(463)	3,572	CITI
SES SA (D34)	12/20/24	0.250%(Q)	5,000	0.370%	(867)	(463)	(404)	CITI
Sherwin-Williams Co. (The) (D34)	12/20/24	0.250%(Q)	5,000	0.112%	4,123	(463)	4,586	CITI
Sirius XM Radio, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.538%	(4,115)	(463)	(3,652)	CITI
Stora Enso OYJ (D34)	12/20/24	0.250%(Q)	5,000	0.169%	3,017	(463)	3,480	CITI
Teck Resources Ltd. (D34)	12/20/24	0.250%(Q)	5,000	0.144%	3,506	(463)	3,969	CITI
Telecom Italia SpA (D34)	12/20/24	0.250%(Q)	5,000	0.490%	(3,190)	(463)	(2,727)	CITI
Telefonaktiebolaget LM Ericsson (D34)	12/20/24	0.250%(Q)	5,000	0.178%	2,847	(463)	3,310	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Telefonica SA (D34)	12/20/24	0.250%(Q)	5,000	0.188%	$2,661	$(463)	$3,124	CITI
Tenet Healthcare Corp. (D34)	12/20/24	0.250%(Q)	5,000	0.179%	2,830	(463)	3,293	CITI
Tesco PLC (D34)	12/20/24	0.250%(Q)	5,000	0.084%	4,674	(463)	5,137	CITI
Tesla, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.244%	1,577	(463)	2,040	CITI
Teva Pharmaceutical Industries Ltd. (D34)	12/20/24	0.250%(Q)	5,000	0.244%	1,572	(463)	2,035	CITI
T-Mobile USA, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.154%	3,317	(463)	3,780	CITI
Unisys Corp. (D34)	12/20/24	0.250%(Q)	5,000	1.051%	(14,020)	(463)	(13,557)	CITI
United Rentals North America, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.201%	2,415	(463)	2,878	CITI
Universal Health Services, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.149%	3,416	(463)	3,879	CITI
Univision Communications, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.781%	(8,811)	(463)	(8,348)	CITI
UPC Holding BV (D34)	12/20/24	0.250%(Q)	5,000	0.401%	(1,472)	(463)	(1,009)	CITI
Verizon Communications, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.235%	1,757	(463)	2,220	CITI
Virgin Media Finance PLC (D34)	12/20/24	0.250%(Q)	5,000	1.036%	(13,722)	(463)	(13,259)	CITI
Whirlpool Corp. (D34)	12/20/24	0.250%(Q)	5,000	0.198%	2,460	(463)	2,923	CITI
WPP Ltd. (D34)	12/20/24	0.250%(Q)	5,000	0.144%	3,503	(463)	3,966	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Xerox Corp. (D34)	12/20/24	0.250%(Q)	5,000	0.776%	$(8,710)	$(463)	$(8,247)	CITI
Yum! Brands, Inc. (D34)	12/20/24	0.250%(Q)	5,000	0.204%	2,342	(463)	2,805	CITI
Advanced Micro Devices, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.121%	5,003	(108)	5,111	CITI
Altice Finco SA (D35)	12/20/24	0.250%(Q)	6,316	9.307%	(213,527)	(108)	(213,419)	CITI
Altice France SA (D35)	12/20/24	0.250%(Q)	6,316	18.954%	(429,176)	(108)	(429,068)	CITI
American Express Co. (D35)	12/20/24	0.250%(Q)	6,316	0.078%	6,057	(108)	6,165	CITI
Anglo American PLC (D35)	12/20/24	0.250%(Q)	6,316	0.195%	3,177	(108)	3,285	CITI
ArcelorMittal SA (D35)	12/20/24	0.250%(Q)	6,316	0.273%	1,279	(108)	1,387	CITI
Ardagh Packaging Finance PLC (D35)	12/20/24	0.250%(Q)	6,316	34.587%	(762,317)	(108)	(762,209)	CITI
AT&T, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.262%	1,542	(108)	1,650	CITI
Avis Budget Group, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.846%	(12,705)	(108)	(12,597)	CITI
Ball Corp. (D35)	12/20/24	0.250%(Q)	6,316	0.172%	3,750	(108)	3,858	CITI
Bank of America Corp. (D35)	12/20/24	0.250%(Q)	6,316	0.169%	3,814	(108)	3,922	CITI
Barclays Bank PLC (D35)	12/20/24	0.250%(Q)	6,316	0.248%	1,897	(108)	2,005	CITI
Berkshire Hathaway, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.051%	6,719	(108)	6,827	CITI
BNP Paribas SA (D35)	12/20/24	0.250%(Q)	6,316	0.248%	1,890	(108)	1,998	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
British Telecommunications PLC (D35)	12/20/24	0.250%(Q)	6,316	0.136%	$4,622	$(108)	$4,730	CITI
CCO Holdings LLC (D35)	12/20/24	0.250%(Q)	6,316	0.527%	(4,925)	(108)	(4,817)	CITI
Cellnex Telecom SA (D35)	12/20/24	0.250%(Q)	6,316	0.176%	3,645	(108)	3,753	CITI
Cisco Systems, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.083%	5,926	(108)	6,034	CITI
CMA CGM SA (D35)	12/20/24	0.250%(Q)	6,316	0.758%	(10,571)	(108)	(10,463)	CITI
Comcast Corp. (D35)	12/20/24	0.250%(Q)	6,316	0.109%	5,302	(108)	5,410	CITI
Commerzbank AG (D35)	12/20/24	0.250%(Q)	6,316	0.192%	3,262	(108)	3,370	CITI
Constellium SE (D35)	12/20/24	0.250%(Q)	6,316	0.882%	(13,584)	(108)	(13,476)	CITI
Continental AG (D35)	12/20/24	0.250%(Q)	6,316	0.170%	3,809	(108)	3,917	CITI
Cox Communications, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.077%	6,071	(108)	6,179	CITI
Dell, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.096%	5,611	(108)	5,719	CITI
Deutsche Lufthansa AG (D35)	12/20/24	0.250%(Q)	6,316	0.403%	(1,896)	(108)	(1,788)	CITI
Devon Energy Corp. (D35)	12/20/24	0.250%(Q)	6,316	0.168%	3,837	(108)	3,945	CITI
Elis SA (D35)	12/20/24	0.250%(Q)	6,316	0.159%	4,060	(108)	4,168	CITI
Elo SA (D35)	12/20/24	0.250%(Q)	6,316	1.371%	(25,473)	(108)	(25,365)	CITI
Expedia Group, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.139%	4,549	(108)	4,657	CITI
Faurecia SE (D35)	12/20/24	0.250%(Q)	6,316	0.618%	(7,137)	(108)	(7,029)	CITI
Ford Motor Co. (D35)	12/20/24	0.250%(Q)	6,316	0.266%	1,449	(108)	1,557	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ford Motor Co. (D35)	12/20/24	0.250%(Q)	6,316	0.258%	$1,639	$(108)	$1,747	CITI
General Electric Co. (D35)	12/20/24	0.250%(Q)	6,316	0.063%	6,422	(108)	6,530	CITI
General Motors Co. (D35)	12/20/24	0.250%(Q)	6,316	0.187%	3,382	(108)	3,490	CITI
Genworth Holdings, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.174%	3,689	(108)	3,797	CITI
GKN Holdings Ltd. (D35)	12/20/24	0.250%(Q)	6,316	0.203%	3,000	(108)	3,108	CITI
Glencore International AG (D35)	12/20/24	0.250%(Q)	6,316	0.281%	1,079	(108)	1,187	CITI
Goldman Sachs Group, Inc. (The) (D35)	12/20/24	0.250%(Q)	6,316	0.221%	2,543	(108)	2,651	CITI
Goodyear Tire & Rubber Co. (The) (D35)	12/20/24	0.250%(Q)	6,316	0.343%	(443)	(108)	(335)	CITI
Hapag-Lloyd AG (D35)	12/20/24	0.250%(Q)	6,316	0.638%	(7,639)	(108)	(7,531)	CITI
HCA, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.099%	5,527	(108)	5,635	CITI
HeidelbergCement AG (D35)	12/20/24	0.250%(Q)	6,316	0.167%	3,881	(108)	3,989	CITI
HP, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.104%	5,416	(108)	5,524	CITI
INEOS Group Holdings SA (D35)	12/20/24	0.250%(Q)	6,316	0.343%	(437)	(108)	(329)	CITI
International Business Machines Corp. (D35)	12/20/24	0.250%(Q)	6,316	0.080%	6,007	(108)	6,115	CITI
ITV PLC (D35)	12/20/24	0.250%(Q)	6,316	0.154%	4,180	(108)	4,288	CITI
J Sainsbury PLC (D35)	12/20/24	0.250%(Q)	6,316	0.116%	5,119	(108)	5,227	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Jaguar Land Rover Automotive PLC (D35)	12/20/24	0.250%(Q)	6,316	0.249%	$1,870	$(108)	$1,978	CITI
JPMorgan Chase & Co. (D35)	12/20/24	0.250%(Q)	6,316	0.173%	3,735	(108)	3,843	CITI
Koninklijke KPN NV (D35)	12/20/24	0.250%(Q)	6,316	0.078%	6,053	(108)	6,161	CITI
Kraft Heinz Foods Co. (D35)	12/20/24	0.250%(Q)	6,316	0.105%	5,380	(108)	5,488	CITI
Marks & Spencer PLC (D35)	12/20/24	0.250%(Q)	6,316	0.183%	3,487	(108)	3,595	CITI
Marriott International, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.114%	5,160	(108)	5,268	CITI
McDonald’s Corp. (D35)	12/20/24	0.250%(Q)	6,316	0.095%	5,631	(108)	5,739	CITI
MGIC Investment Corp. (D35)	12/20/24	0.250%(Q)	6,316	0.158%	4,088	(108)	4,196	CITI
Monitchem Holdco 3 SA (D35)	12/20/24	0.250%(Q)	6,316	1.231%	(22,066)	(108)	(21,958)	CITI
Morgan Stanley (D35)	12/20/24	0.250%(Q)	6,316	0.188%	3,357	(108)	3,465	CITI
Naturgy Energy Group SA (D35)	12/20/24	0.250%(Q)	6,316	0.262%	1,552	(108)	1,660	CITI
NatWest Group PLC (D35)	12/20/24	0.250%(Q)	6,316	0.323%	61	(108)	169	CITI
Netflix, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.094%	5,656	(108)	5,764	CITI
Next PLC (D35)	12/20/24	0.250%(Q)	6,316	0.098%	5,555	(108)	5,663	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Olin Corp. (D35)	12/20/24	0.250%(Q)	6,316	0.231%	$2,302	$(108)	$2,410	CITI
Paramount Global (D35)	12/20/24	0.250%(Q)	6,316	0.199%	3,096	(108)	3,204	CITI
Pfizer, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.084%	5,895	(108)	6,003	CITI
Picard Bondco SA (D35)	12/20/24	0.250%(Q)	6,316	0.648%	(7,890)	(108)	(7,782)	CITI
Premier Foods Finance PLC (D35)	12/20/24	0.250%(Q)	6,316	0.527%	(4,937)	(108)	(4,829)	CITI
Radian Group, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.162%	3,993	(108)	4,101	CITI
Renault SA (D35)	12/20/24	0.250%(Q)	6,316	0.257%	1,681	(108)	1,789	CITI
Reynolds American, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.136%	4,618	(108)	4,726	CITI
Rolls-Royce Holdings PLC (D35)	12/20/24	0.250%(Q)	6,316	0.208%	2,873	(108)	2,981	CITI
Schaeffler AG (D35)	12/20/24	0.250%(Q)	6,316	0.343%	(429)	(108)	(321)	CITI
Sealed Air Corp. (D35)	12/20/24	0.250%(Q)	6,316	0.243%	2,015	(108)	2,123	CITI
Societe Generale SA (D35)	12/20/24	0.250%(Q)	6,316	0.365%	(962)	(108)	(854)	CITI
Sprint Communications LLC (D35)	12/20/24	0.250%(Q)	6,316	0.213%	2,740	(108)	2,848	CITI
Stellantis NV (D35)	12/20/24	0.250%(Q)	6,316	0.257%	1,681	(108)	1,789	CITI
TDC Holding A/S (D35)	12/20/24	0.250%(Q)	6,316	0.089%	5,771	(108)	5,879	CITI
Tenet Healthcare Corp. (D35)	12/20/24	0.250%(Q)	6,316	0.179%	3,575	(108)	3,683	CITI
Tesco PLC (D35)	12/20/24	0.250%(Q)	6,316	0.084%	5,904	(108)	6,012	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Tesla, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.244%	$1,992	$(108)	$2,100	CITI
thyssenkrupp AG (D35)	12/20/24	0.250%(Q)	6,316	0.465%	(3,423)	(108)	(3,315)	CITI
T-Mobile USA, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.154%	4,189	(108)	4,297	CITI
TUI AG (D35)	12/20/24	0.250%(Q)	6,316	0.279%	1,121	(108)	1,229	CITI
Unibail-Rodamco-Westfield SE (D35)	12/20/24	0.250%(Q)	6,316	0.214%	2,717	(108)	2,825	CITI
UniCredit SpA (D35)	12/20/24	0.250%(Q)	6,316	0.463%	(3,365)	(108)	(3,257)	CITI
UPC Holding BV (D35)	12/20/24	0.250%(Q)	6,316	0.401%	(1,859)	(108)	(1,751)	CITI
Valeo SE (D35)	12/20/24	0.250%(Q)	6,316	0.497%	(4,204)	(108)	(4,096)	CITI
Verisure Holding AB (D35)	12/20/24	0.250%(Q)	6,316	0.603%	(6,789)	(108)	(6,681)	CITI
Verizon Communications, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.235%	2,220	(108)	2,328	CITI
Virgin Media Finance PLC (D35)	12/20/24	0.250%(Q)	6,316	1.036%	(17,332)	(108)	(17,224)	CITI
Volkswagen International Finance N.V. (D35)	12/20/24	0.250%(Q)	6,316	0.329%	(88)	(108)	20	CITI
Volvo AB (D35)	12/20/24	0.250%(Q)	6,316	0.382%	(1,389)	(108)	(1,281)	CITI
Walt Disney Co. (The) (D35)	12/20/24	0.250%(Q)	6,316	0.145%	4,399	(108)	4,507	CITI
Wells Fargo & Co. (D35)	12/20/24	0.250%(Q)	6,316	0.189%	3,329	(108)	3,437	CITI
Yum! Brands, Inc. (D35)	12/20/24	0.250%(Q)	6,316	0.204%	2,958	(108)	3,066	CITI
Advanced Micro Devices, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.121%	5,165	(112)	5,277	CITI
Ally Financial, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.366%	(1,032)	(112)	(920)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Altice Finco SA (D36)	12/20/24	0.250%(Q)	6,522	9.307%	$(220,490)	$(112)	$(220,378)	CITI
Altice France SA (D36)	12/20/24	0.250%(Q)	6,522	18.954%	(443,171)	(112)	(443,059)	CITI
American Express Co. (D36)	12/20/24	0.250%(Q)	6,522	0.078%	6,254	(112)	6,366	CITI
Anglo American PLC (D36)	12/20/24	0.250%(Q)	6,522	0.195%	3,280	(112)	3,392	CITI
ArcelorMittal SA (D36)	12/20/24	0.250%(Q)	6,522	0.273%	1,320	(112)	1,432	CITI
AT&T, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.262%	1,592	(112)	1,704	CITI
Avis Budget Group, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.846%	(13,119)	(112)	(13,007)	CITI
Ball Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.172%	3,871	(112)	3,983	CITI
Bank of America Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.169%	3,938	(112)	4,050	CITI
Barclays Bank PLC (D36)	12/20/24	0.250%(Q)	6,522	0.248%	1,959	(112)	2,071	CITI
BNP Paribas SA (D36)	12/20/24	0.250%(Q)	6,522	0.248%	1,951	(112)	2,063	CITI
Bouygues SA (D36)	12/20/24	0.250%(Q)	6,522	0.072%	6,407	(112)	6,519	CITI
British Telecommunications PLC (D36)	12/20/24	0.250%(Q)	6,522	0.136%	4,772	(112)	4,884	CITI
CCO Holdings LLC (D36)	12/20/24	0.250%(Q)	6,522	0.527%	(5,087)	(112)	(4,975)	CITI
Cellnex Telecom SA (D36)	12/20/24	0.250%(Q)	6,522	0.176%	3,764	(112)	3,876	CITI
CMA CGM SA (D36)	12/20/24	0.250%(Q)	6,522	0.758%	(10,917)	(112)	(10,805)	CITI
Comcast Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.109%	5,475	(112)	5,587	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Commerzbank AG (D36)	12/20/24	0.250%(Q)	6,522	0.192%	$3,368	$(112)	$3,480	CITI
Continental AG (D36)	12/20/24	0.250%(Q)	6,522	0.170%	3,933	(112)	4,045	CITI
Cox Communications, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.077%	6,268	(112)	6,380	CITI
Dell, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.096%	5,794	(112)	5,906	CITI
Deutsche Lufthansa AG (D36)	12/20/24	0.250%(Q)	6,522	0.403%	(1,959)	(112)	(1,847)	CITI
Devon Energy Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.168%	3,962	(112)	4,074	CITI
Domtar Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.727%	(10,126)	(112)	(10,014)	CITI
Elis SA (D36)	12/20/24	0.250%(Q)	6,522	0.159%	4,192	(112)	4,304	CITI
Elo SA (D36)	12/20/24	0.250%(Q)	6,522	1.371%	(26,304)	(112)	(26,192)	CITI
Expedia Group, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.139%	4,697	(112)	4,809	CITI
Faurecia SE (D36)	12/20/24	0.250%(Q)	6,522	0.618%	(7,370)	(112)	(7,258)	CITI
Ford Motor Co. (D36)	12/20/24	0.250%(Q)	6,522	0.266%	1,496	(112)	1,608	CITI
Ford Motor Co. (D36)	12/20/24	0.250%(Q)	6,522	0.258%	1,692	(112)	1,804	CITI
General Electric Co. (D36)	12/20/24	0.250%(Q)	6,522	0.063%	6,631	(112)	6,743	CITI
General Motors Co. (D36)	12/20/24	0.250%(Q)	6,522	0.187%	3,492	(112)	3,604	CITI
Genworth Holdings, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.174%	3,809	(112)	3,921	CITI
GKN Holdings Ltd. (D36)	12/20/24	0.250%(Q)	6,522	0.203%	3,097	(112)	3,209	CITI
Glencore International AG (D36)	12/20/24	0.250%(Q)	6,522	0.281%	1,114	(112)	1,226	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Goldman Sachs Group, Inc. (The) (D36)	12/20/24	0.250%(Q)	6,522	0.221%	$2,625	$(112)	$2,737	CITI
Goodyear Tire & Rubber Co. (The) (D36)	12/20/24	0.250%(Q)	6,522	0.343%	(458)	(112)	(346)	CITI
HCA, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.099%	5,707	(112)	5,819	CITI
HeidelbergCement AG (D36)	12/20/24	0.250%(Q)	6,522	0.167%	4,008	(112)	4,120	CITI
HP, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.104%	5,592	(112)	5,704	CITI
INEOS Group Holdings SA (D36)	12/20/24	0.250%(Q)	6,522	0.343%	(452)	(112)	(340)	CITI
International Business Machines Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.080%	6,203	(112)	6,315	CITI
ITV PLC (D36)	12/20/24	0.250%(Q)	6,522	0.154%	4,316	(112)	4,428	CITI
J Sainsbury PLC (D36)	12/20/24	0.250%(Q)	6,522	0.116%	5,285	(112)	5,397	CITI
Jaguar Land Rover Automotive PLC (D36)	12/20/24	0.250%(Q)	6,522	0.249%	1,930	(112)	2,042	CITI
JPMorgan Chase & Co. (D36)	12/20/24	0.250%(Q)	6,522	0.173%	3,856	(112)	3,968	CITI
K&S AG (D36)	12/20/24	0.250%(Q)	6,522	0.507%	(4,582)	(112)	(4,470)	CITI
Koninklijke KPN NV (D36)	12/20/24	0.250%(Q)	6,522	0.078%	6,250	(112)	6,362	CITI
Kraft Heinz Foods Co. (D36)	12/20/24	0.250%(Q)	6,522	0.105%	5,555	(112)	5,667	CITI
Marks & Spencer PLC (D36)	12/20/24	0.250%(Q)	6,522	0.183%	3,600	(112)	3,712	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Marriott International, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.114%	$5,327	$(112)	$5,439	CITI
MGIC Investment Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.158%	4,221	(112)	4,333	CITI
Morgan Stanley (D36)	12/20/24	0.250%(Q)	6,522	0.188%	3,466	(112)	3,578	CITI
Naturgy Energy Group SA (D36)	12/20/24	0.250%(Q)	6,522	0.262%	1,603	(112)	1,715	CITI
NatWest Group PLC (D36)	12/20/24	0.250%(Q)	6,522	0.323%	63	(112)	175	CITI
Netflix, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.094%	5,840	(112)	5,952	CITI
Next PLC (D36)	12/20/24	0.250%(Q)	6,522	0.098%	5,735	(112)	5,847	CITI
Olin Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.231%	2,377	(112)	2,489	CITI
Paramount Global (D36)	12/20/24	0.250%(Q)	6,522	0.199%	3,196	(112)	3,308	CITI
Pfizer, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.084%	6,087	(112)	6,199	CITI
Picard Bondco SA (D36)	12/20/24	0.250%(Q)	6,522	0.648%	(8,147)	(112)	(8,035)	CITI
Publicis Groupe SA (D36)	12/20/24	0.250%(Q)	6,522	0.085%	6,061	(112)	6,173	CITI
Radian Group, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.162%	4,123	(112)	4,235	CITI
Renault SA (D36)	12/20/24	0.250%(Q)	6,522	0.257%	1,736	(112)	1,848	CITI
Reynolds American, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.136%	4,768	(112)	4,880	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Rolls-Royce Holdings PLC (D36)	12/20/24	0.250%(Q)	6,522	0.208%	$2,967	$(112)	$3,079	CITI
Schaeffler AG (D36)	12/20/24	0.250%(Q)	6,522	0.343%	(444)	(112)	(332)	CITI
Sealed Air Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.243%	2,080	(112)	2,192	CITI
Societe Generale SA (D36)	12/20/24	0.250%(Q)	6,522	0.365%	(994)	(112)	(882)	CITI
Sprint Communications LLC (D36)	12/20/24	0.250%(Q)	6,522	0.213%	2,829	(112)	2,941	CITI
Stellantis NV (D36)	12/20/24	0.250%(Q)	6,522	0.257%	1,736	(112)	1,848	CITI
TDC Holding A/S (D36)	12/20/24	0.250%(Q)	6,522	0.089%	5,959	(112)	6,071	CITI
Telefonaktiebolaget LM Ericsson (D36)	12/20/24	0.250%(Q)	6,522	0.178%	3,713	(112)	3,825	CITI
Tenet Healthcare Corp. (D36)	12/20/24	0.250%(Q)	6,522	0.179%	3,691	(112)	3,803	CITI
Tesco PLC (D36)	12/20/24	0.250%(Q)	6,522	0.084%	6,096	(112)	6,208	CITI
Tesla, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.244%	2,056	(112)	2,168	CITI
thyssenkrupp AG (D36)	12/20/24	0.250%(Q)	6,522	0.465%	(3,535)	(112)	(3,423)	CITI
T-Mobile USA, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.154%	4,326	(112)	4,438	CITI
TUI AG (D36)	12/20/24	0.250%(Q)	6,522	0.279%	1,157	(112)	1,269	CITI
Unibail-Rodamco-Westfield SE (D36)	12/20/24	0.250%(Q)	6,522	0.214%	2,805	(112)	2,917	CITI
UniCredit SpA (D36)	12/20/24	0.250%(Q)	6,522	0.463%	(3,476)	(112)	(3,364)	CITI
Valeo SE (D36)	12/20/24	0.250%(Q)	6,522	0.497%	(4,342)	(112)	(4,230)	CITI
Verisure Holding AB (D36)	12/20/24	0.250%(Q)	6,522	0.603%	(7,011)	(112)	(6,899)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Verizon Communications, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.235%	$2,291	$(112)	$2,403	CITI
Vivendi SE (D36)	12/20/24	0.250%(Q)	6,522	0.090%	5,947	(112)	6,059	CITI
Volkswagen International Finance N.V. (D36)	12/20/24	0.250%(Q)	6,522	0.329%	(91)	(112)	21	CITI
Volvo AB (D36)	12/20/24	0.250%(Q)	6,522	0.382%	(1,435)	(112)	(1,323)	CITI
Walt Disney Co. (The) (D36)	12/20/24	0.250%(Q)	6,522	0.145%	4,542	(112)	4,654	CITI
Wells Fargo & Co. (D36)	12/20/24	0.250%(Q)	6,522	0.189%	3,437	(112)	3,549	CITI
Yum! Brands, Inc. (D36)	12/20/24	0.250%(Q)	6,522	0.204%	3,054	(112)	3,166	CITI
Air France-KLM (D37)	12/20/25	0.500%(Q)	13,187	0.747%	(36,237)	(1,173)	(35,064)	CITI
Altice Finco SA (D37)	12/20/25	0.500%(Q)	13,187	11.670%	(1,771,506)	(1,173)	(1,770,333)	CITI
Altice France SA (D37)	12/20/25	0.500%(Q)	13,187	20.493%	(2,854,987)	(1,173)	(2,853,814)	CITI
Anglo American PLC (D37)	12/20/25	0.500%(Q)	13,187	0.312%	41,226	(1,173)	42,399	CITI
ArcelorMittal SA (D37)	12/20/25	0.500%(Q)	13,187	0.426%	20,874	(1,173)	22,047	CITI
Ardagh Packaging Finance PLC (D37)	12/20/25	0.500%(Q)	13,187	39.939%	(4,824,652)	(1,173)	(4,823,479)	CITI
AT&T, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.353%	33,811	(1,173)	34,984	CITI
Avient Corp. (D37)	12/20/25	0.500%(Q)	13,187	0.328%	38,311	(1,173)	39,484	CITI
Avis Budget Group, Inc. (D37)	12/20/25	0.500%(Q)	13,187	1.543%	(176,223)	(1,173)	(175,050)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ball Corp. (D37)	12/20/25	0.500%(Q)	13,187	0.248%	$52,662	$(1,173)	$53,835	CITI
Bank of America Corp. (D37)	12/20/25	0.500%(Q)	13,187	0.268%	49,051	(1,173)	50,224	CITI
Barclays Bank PLC (D37)	12/20/25	0.500%(Q)	13,187	0.366%	31,547	(1,173)	32,720	CITI
Beazer Homes USA, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.501%	7,543	(1,173)	8,716	CITI
BNP Paribas SA (D37)	12/20/25	0.500%(Q)	13,187	0.376%	29,771	(1,173)	30,944	CITI
British American Tobacco PLC (D37)	12/20/25	0.500%(Q)	13,187	0.248%	52,607	(1,173)	53,780	CITI
CCO Holdings LLC (D37)	12/20/25	0.500%(Q)	13,187	0.872%	(58,339)	(1,173)	(57,166)	CITI
Ceconomy AG (D37)	12/20/25	0.500%(Q)	13,187	1.169%	(110,672)	(1,173)	(109,499)	CITI
Cellnex Telecom SA (D37)	12/20/25	0.500%(Q)	13,187	0.252%	51,926	(1,173)	53,099	CITI
Clariant AG (D37)	12/20/25	0.500%(Q)	13,187	0.313%	41,097	(1,173)	42,270	CITI
Commerzbank AG (D37)^	12/20/25	0.500%(Q)	13,187	*	29,560	(1,173)	30,733	CITI
Constellium SE (D37)	12/20/25	0.500%(Q)	13,187	1.069%	(92,828)	(1,173)	(91,655)	CITI
Continental AG (D37)	12/20/25	0.500%(Q)	13,187	0.302%	42,927	(1,173)	44,100	CITI
DaVita, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.407%	24,178	(1,173)	25,351	CITI
Dell, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.172%	66,293	(1,173)	67,466	CITI
Deutsche Lufthansa AG (D37)	12/20/25	0.500%(Q)	13,187	0.487%	9,912	(1,173)	11,085	CITI
Devon Energy Corp. (D37)	12/20/25	0.500%(Q)	13,187	0.297%	43,866	(1,173)	45,039	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
eG Global Finance PLC (D37)	12/20/25	0.500%(Q)	13,187	2.362%	$(318,309)	$(1,173)	$(317,136)	CITI
Elis SA (D37)	12/20/25	0.500%(Q)	13,187	0.236%	54,849	(1,173)	56,022	CITI
Elo SA (D37)	12/20/25	0.500%(Q)	13,187	2.207%	(290,969)	(1,173)	(289,796)	CITI
Expedia Group, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.240%	54,014	(1,173)	55,187	CITI
Ford Motor Co. (D37)	12/20/25	0.500%(Q)	13,187	0.496%	8,381	(1,173)	9,554	CITI
Ford Motor Co. (D37)	12/20/25	0.500%(Q)	13,187	0.505%	6,862	(1,173)	8,035	CITI
Forvia SE (D37)	12/20/25	0.500%(Q)	13,187	1.048%	(89,298)	(1,173)	(88,125)	CITI
General Electric Co. (D37)	12/20/25	0.500%(Q)	13,187	0.091%	80,717	(1,173)	81,890	CITI
General Motors Co. (D37)	12/20/25	0.500%(Q)	13,187	0.293%	44,525	(1,173)	45,698	CITI
Genworth Holdings, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.298%	43,657	(1,173)	44,830	CITI
Glencore International AG (D37)	12/20/25	0.500%(Q)	13,187	0.381%	28,835	(1,173)	30,008	CITI
Goldman Sachs Group, Inc. (The) (D37)	12/20/25	0.500%(Q)	13,187	0.301%	43,104	(1,173)	44,277	CITI
Goodyear Tire & Rubber Co. (The) (D37)	12/20/25	0.500%(Q)	13,187	0.631%	(15,592)	(1,173)	(14,419)	CITI
Grifols SA (D37)	12/20/25	0.500%(Q)	13,187	3.537%	(517,384)	(1,173)	(516,211)	CITI
HCA, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.210%	59,458	(1,173)	60,631	CITI
HeidelbergCement AG (D37)	12/20/25	0.500%(Q)	13,187	0.317%	40,285	(1,173)	41,458	CITI
HP, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.179%	65,043	(1,173)	66,216	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Iceland Bondco PLC (D37)	12/20/25	0.500%(Q)	13,187	2.394%	$(323,903)	$(1,173)	$(322,730)	CITI
Intrum AB (D37)	12/20/25	0.500%(Q)	13,187	34.640%	(3,210,197)	(1,173)	(3,209,024)	CITI
Jaguar Land Rover Automotive PLC (D37)	12/20/25	0.500%(Q)	13,187	0.632%	(15,846)	(1,173)	(14,673)	CITI
JPMorgan Chase & Co. (D37)	12/20/25	0.500%(Q)	13,187	0.233%	55,354	(1,173)	56,527	CITI
KB Home (D37)	12/20/25	0.500%(Q)	13,187	0.375%	29,981	(1,173)	31,154	CITI
Kraft Heinz Foods Co. (D37)	12/20/25	0.500%(Q)	13,187	0.197%	61,768	(1,173)	62,941	CITI
Loxam SAS (D37)	12/20/25	0.500%(Q)	13,187	1.588%	(184,402)	(1,173)	(183,229)	CITI
Macy’s, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.696%	(27,076)	(1,173)	(25,903)	CITI
Marks & Spencer Group PLC (D37)	12/20/25	0.500%(Q)	13,187	0.274%	47,950	(1,173)	49,123	CITI
Marriott International, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.168%	66,896	(1,173)	68,069	CITI
MGIC Investment Corp. (D37)	12/20/25	0.500%(Q)	13,187	0.273%	48,144	(1,173)	49,317	CITI
Morgan Stanley (D37)	12/20/25	0.500%(Q)	13,187	0.263%	49,949	(1,173)	51,122	CITI
Naturgy Energy Group SA (D37)	12/20/25	0.500%(Q)	13,187	0.282%	46,457	(1,173)	47,630	CITI
NatWest Group PLC (D37)	12/20/25	0.500%(Q)	13,187	0.491%	9,289	(1,173)	10,462	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Nokia OYJ (D37)	12/20/25	0.500%(Q)	13,187	0.271%	$48,494	$(1,173)	$49,667	CITI
Novafives SAS (D37)	12/20/25	0.500%(Q)	13,187	0.697%	(27,355)	(1,173)	(26,182)	CITI
Olin Corp. (D37)	12/20/25	0.500%(Q)	13,187	0.404%	24,840	(1,173)	26,013	CITI
Paramount Global (D37)	12/20/25	0.500%(Q)	13,187	0.462%	14,491	(1,173)	15,664	CITI
Radian Group, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.359%	32,860	(1,173)	34,033	CITI
Renault SA (D37)	12/20/25	0.500%(Q)	13,187	0.381%	28,861	(1,173)	30,034	CITI
Rolls-Royce Holdings PLC (D37)	12/20/25	0.500%(Q)	13,187	0.349%	34,534	(1,173)	35,707	CITI
Schaeffler AG (D37)	12/20/25	0.500%(Q)	13,187	0.489%	9,558	(1,173)	10,731	CITI
Sealed Air Corp. (D37)	12/20/25	0.500%(Q)	13,187	0.396%	26,147	(1,173)	27,320	CITI
Societe Generale SA (D37)	12/20/25	0.500%(Q)	13,187	0.581%	(6,680)	(1,173)	(5,507)	CITI
Sprint Communications LLC (D37)	12/20/25	0.500%(Q)	13,187	0.275%	47,872	(1,173)	49,045	CITI
Stellantis NV (D37)	12/20/25	0.500%(Q)	13,187	0.397%	26,091	(1,173)	27,264	CITI
Stena AB (D37)	12/20/25	0.500%(Q)	13,187	0.654%	(19,661)	(1,173)	(18,488)	CITI
Stonegate Pub Co. Financing PLC (D37)	12/20/25	0.500%(Q)	13,187	1.024%	(85,148)	(1,173)	(83,975)	CITI
Sunrise HoldCo IV BV (D37)	12/20/25	0.500%(Q)	13,187	0.739%	(34,730)	(1,173)	(33,557)	CITI
Telecom Italia SpA (D37)	12/20/25	0.500%(Q)	13,187	0.759%	(38,275)	(1,173)	(37,102)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Telefonaktiebolaget LM Ericsson (D37)	12/20/25	0.500%(Q)	13,187	0.314%	$40,914	$(1,173)	$42,087	CITI
Tenet Healthcare Corp. (D37)	12/20/25	0.500%(Q)	13,187	0.267%	49,172	(1,173)	50,345	CITI
Tesla, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.350%	34,458	(1,173)	35,631	CITI
Teva Pharmaceutical Industries Ltd. (D37)	12/20/25	0.500%(Q)	13,187	0.443%	17,749	(1,173)	18,922	CITI
thyssenkrupp AG (D37)	12/20/25	0.500%(Q)	13,187	0.926%	(67,896)	(1,173)	(66,723)	CITI
T-Mobile USA, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.203%	60,580	(1,173)	61,753	CITI
TUI AG (D37)	12/20/25	0.500%(Q)	13,187	0.874%	(58,666)	(1,173)	(57,493)	CITI
Unibail-Rodamco-Westfield SE (D37)	12/20/25	0.500%(Q)	13,187	0.339%	36,337	(1,173)	37,510	CITI
UniCredit SpA (D37)	12/20/25	0.500%(Q)	13,187	0.614%	(12,658)	(1,173)	(11,485)	CITI
United Group BV (D37)	12/20/25	0.500%(Q)	13,187	0.979%	(77,204)	(1,173)	(76,031)	CITI
Valeo SE (D37)	12/20/25	0.500%(Q)	13,187	0.638%	(16,861)	(1,173)	(15,688)	CITI
Verizon Communications, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.327%	38,557	(1,173)	39,730	CITI
Virgin Media Finance PLC (D37)	12/20/25	0.500%(Q)	13,187	1.575%	(181,665)	(1,173)	(180,492)	CITI
Volkswagen AG (D37)	12/20/25	0.500%(Q)	13,187	0.385%	28,224	(1,173)	29,397	CITI
Walt Disney Co. (The) (D37)	12/20/25	0.500%(Q)	13,187	0.199%	61,304	(1,173)	62,477	CITI
Wells Fargo & Co. (D37)	12/20/25	0.500%(Q)	13,187	0.270%	48,666	(1,173)	49,839	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Yum! Brands, Inc. (D37)	12/20/25	0.500%(Q)	13,187	0.293%	$44,579	$(1,173)	$45,752	CITI
Ziggo Bond Co. BV (D37)	12/20/25	0.500%(Q)	13,187	1.150%	(107,247)	(1,173)	(106,074)	CITI
					$(45,279,382)	$(2,981,743)	$(42,297,639)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.34.V3 (D01)	12/20/25	1.000%(Q)	89,240	$719,664	$581	$719,083	MSI
CDX.EM.34.V3 (D02)	12/20/25	1.000%(Q)	92,000	741,922	(8,323)	750,245	CITI
CDX.EM.34.V3 (D03)	12/20/25	1.000%(Q)	184,000	1,483,845	(16,646)	1,500,491	MSI
CDX.EM.34.V3 (D04)	12/20/25	1.000%(Q)	184,000	1,483,845	(16,646)	1,500,491	MSI
CDX.EM.36.V3 (D08)	12/20/26	1.000%(Q)	23,000	57,931	15,664	42,267	BOA
CDX.EM.36.V3 (D09)	12/20/26	1.000%(Q)	184,000	463,442	112,187	351,255	CITI
CDX.EM.36.V3 (D10)	12/20/26	1.000%(Q)	92,000	231,721	65,272	166,449	MSI
CDX.EM.36.V3 (D11)	12/20/26	1.000%(Q)	460,000	1,158,605	509,940	648,665	BARC
CDX.EM.36.V3 (D12)	12/20/26	1.000%(Q)	92,000	231,721	81,757	149,964	MSI
CDX.EM.36.V3 (D13)	12/20/26	1.000%(Q)	92,000	231,722	(25,897)	257,619	MSI
CDX.EM.36.V3 (D14)	12/20/26	1.000%(Q)	184,000	463,442	13,467	449,975	MSI
CDX.EM.35.V3 (D15)	06/20/26	1.000%(Q)	69,000	24,651	14,604	10,047	BARC
CDX.EM.36.V3 (D16)	12/20/26	1.000%(Q)	13,800	34,758	(3,308)	38,066	BOA
CDX.EM.39.V1 (D17)	06/20/28	1.000%(Q)	100,000	1,425,357	46,953	1,378,404	MSI
CDX.EM.39.V1 (D18)	06/20/28	1.000%(Q)	100,000	1,425,357	46,953	1,378,404	BARC
CDX.EM.38.V1 (D19)	12/20/27	1.000%(Q)	100,000	1,040,725	48,227	992,498	MSI
CDX.EM.38.V1 (D20)	12/20/27	1.000%(Q)	100,000	1,040,726	64,763	975,963	BARC
CDX.EM.39.V1 (D21)	06/20/28	1.000%(Q)	100,000	1,425,357	49,330	1,376,027	MSI
CDX.EM.39.V1 (D22)	06/20/28	1.000%(Q)	100,000	1,425,356	54,092	1,371,264	MSI
CDX.EM.39.V1 (D23)	06/20/28	1.000%(Q)	100,000	1,425,356	119,517	1,305,839	MSI
CDX.EM.38.V1 (D24)	12/20/27	1.000%(Q)	100,000	1,040,725	(47,520)	1,088,245	MSI
CDX.EM.38.V1 (D25)	12/20/27	1.000%(Q)	100,000	1,040,726	(45,175)	1,085,901	MSI
CDX.EM.39.V1 (D26)	06/20/28	1.000%(Q)	45,000	641,411	(16,393)	657,804	BARC
CDX.EM.40.V1 (D27)	12/20/28	1.000%(Q)	100,000	2,115,256	34,292	2,080,964	MSI
CDX.EM.37.V2 (D28)	06/20/27	1.000%(Q)	49,000	333,814	25,345	308,469	BOA
CDX.EM.40.V1 (D29)	12/20/28	1.000%(Q)	100,000	2,115,255	55,658	2,059,597	MSI
CDX.EM.40.V1 (D30)	12/20/28	1.000%(Q)	100,000	2,115,255	(46,554)	2,161,809	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.EM.40.V1 (D31)	12/20/28	1.000%(Q)	100,000	$2,115,255	$(41,128)	$2,156,383	MSI
CDX.EM.40.V1 (D32)	12/20/28	1.000%(Q)	100,000	2,115,255	(35,688)	2,150,943	MSI
CDX.Newport.0-5% (D33)^	12/20/24	0.250%(Q)	25,000	(23,665)	2,314	(25,979)	CITI
CDX.Newport.10-15% (D33)^	12/20/24	0.250%(Q)	25,000	(12,013)	2,314	(14,327)	CITI
CDX.Newport.15-100% (D33)^	12/20/24	0.250%(Q)	425,000	(438,276)	(148,407)	(289,869)	CITI
CDX.Newport.5-10% (D33)^	12/20/24	0.250%(Q)	25,000	(25,879)	2,314	(28,193)	CITI
CDX.Copenhagen.0-5% (D34)^	12/20/24	0.250%(Q)	25,000	408,516	2,314	406,202	CITI
CDX.Copenhagen.10-15% (D34)^	12/20/24	0.250%(Q)	25,000	1,302,567	2,314	1,300,253	CITI
CDX.Copenhagen.15-100% (D34)^	12/20/24	0.250%(Q)	425,000	(498,466)	39,343	(537,809)	CITI
CDX.Copenhagen.5-10% (D34)^	12/20/24	0.250%(Q)	25,000	(30,118)	2,314	(32,432)	CITI
CDX.New York.0-5% (D35)^	12/20/24	0.250%(Q)	30,000	1,120,171	513	1,119,658	CITI
CDX.New York.10-100% (D35)^	12/20/24	0.250%(Q)	540,000	(559,252)	9,232	(568,484)	CITI
CDX.New York.5-10% (D35)^	12/20/24	0.250%(Q)	30,000	(12,156)	513	(12,669)	CITI
CDX.Zanzibar.0-5% (D36)^	12/20/24	0.250%(Q)	30,000	1,910,887	513	1,910,374	CITI
CDX.Zanzibar.10-100% (D36)^	12/20/24	0.250%(Q)	360,000	(397,736)	6,155	(403,891)	CITI
CDX.Zanzibar.15-100% (D36)^	12/20/24	0.250%(Q)	170,000	(187,778)	2,906	(190,684)	CITI
CDX.Zanzibar.5-10% (D36)^	12/20/24	0.250%(Q)	20,000	(15,710)	342	(16,052)	CITI
CDX.Zanzibar.5-15% (D36)^	12/20/24	0.250%(Q)	20,000	(18,945)	342	(19,287)	CITI
CDX.San Jose.0-1% (D37)^	12/20/25	0.500%(Q)	12,000	7,947,250	1,068	7,946,182	CITI
CDX.San Jose.10-15% (D37)^	12/20/25	0.500%(Q)	60,000	(28,295)	5,338	(33,633)	CITI
CDX.San Jose.1-5% (D37)^	12/20/25	0.500%(Q)	48,000	9,269,819	4,270	9,265,549	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.San Jose.15-100% (D37)^	12/20/25	0.500%(Q)	1,020,000	$(5,092,304)	$(245,527)	$(4,846,777)	CITI
CDX.San Jose.5-10% (D37)^	12/20/25	0.500%(Q)	60,000	797,825	5,338	792,487	CITI
				$45,584,897	$751,147	$44,833,750

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.32.V4 (D05)	12/20/24	1.000%(Q)	42,500	0.386%	$150,599	$(3,186)	$153,785	MSI
CDX.EM.35.V3 (D06)	06/20/26	1.000%(Q)	36,800	1.085%	(13,147)	(27,238)	14,091	BOA
CDX.EM.35.V3 (D07)	06/20/26	1.000%(Q)	4,600	1.085%	(1,643)	(3,977)	2,334	BOA
					$135,809	$(34,401)	$170,210
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D32). The Fund also bought/sold protection on a customized CDX Index and bought/sold protection on the corporate issuers which comprise the index. The upfront premium is attached to the index of the trade for the customized CDX package(s). Each swap is priced individually. The Index trades are divided into tranches differentiated by a percentage range representing the risk of default of the underlying issuers; individual tranches will be reduced according to corresponding aggregate rates of default. Individual packages in the tables above are denoted by the corresponding footnotes (D33 – D37).

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2):
GS_24-PCA	08/02/27	1.650%(M)	99,730	*	$—	$(4,571)	$4,571	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)		27,300	$6,283,143		$6,060,448		$222,695		GSI
China Development Bank	06/20/29	1.000%(Q)		34,725	(569,783)		(347,169)		(222,614)		JPM
Gazprom PAO	12/20/24	1.000%(Q)		1,200	81,214		107,527		(26,313)		GSI
Gazprom PAO	06/20/27	1.000%(Q)		4,600	1,096,055		1,631,868		(535,813)		JPM
Industrial and Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		34,725	(590,075)		(302,556)		(287,519)		JPM
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		3,000	39,364		60,211		(20,847)		BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	89,075	(2,925,311)		(2,270,752)		(654,559)		BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	40,000	(1,010,138)		(1,019,703)		9,565		BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	83,315	(78,637)		(40,070)		(38,567)		BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	27,765	(26,206)		(13,316)		(12,890)		BARC
United Mexican States	12/20/24	1.000%(Q)		31,000	(131,626)		(35,349)		(96,277)		BARC
United Mexican States	12/20/24	1.000%(Q)		26,000	(110,397)		(23,901)		(86,496)		BARC
United Mexican States	12/20/24	1.000%(Q)		6,250	(26,538)		4,072		(30,610)		CITI
United Mexican States	12/20/24	1.000%(Q)		5,745	(24,393)		3,126		(27,519)		CITI
United Mexican States	12/20/24	1.000%(Q)		4,000	(16,984)		(1,312)		(15,672)		CITI
					$1,989,688		$3,813,124		$(1,823,436)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
General Motors Co.	06/20/26	5.000%(Q)	14,920	0.327%	$1,353,765	$1,096,957	$256,808	GSI
Generalitat de Catalunya	12/20/25	1.000%(Q)	29,800	0.274%	327,131	(78,863)	405,994	DB
Government of Japan	06/20/28	1.000%(Q)	35,000	0.160%	1,106,660	949,485	157,175	CITI
Halliburton Co.	12/20/26	1.000%(Q)	27,820	0.282%	487,787	127,284	360,503	GSI
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)	3,000	0.421%	10,225	2,979	7,246	BARC
Millicom International Cellular SA^	12/20/25	1.000%(Q)	5,060	*	(88,688)	(169,081)	80,393	BOA
People’s Republic of China	06/20/29	1.000%(Q)	69,450	0.633%	1,204,147	843,812	360,335	JPM
Petroleos Mexicanos	09/20/24	1.000%(Q)	3,000	1.447%	1,624	(2,057)	3,681	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	31,000	1.633%	(39,605)	(120,085)	80,480	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)	26,000	1.633%	(33,218)	(104,875)	71,657	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)	6,250	1.633%	(7,985)	(46,091)	38,106	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	5,745	1.633%	(7,340)	(41,873)	34,533	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	4,000	1.633%	(5,110)	(21,138)	16,028	CITI
Petroleos Mexicanos	06/20/25	1.000%(Q)	7,000	2.104%	(58,700)	(95,276)	36,576	CITI
Petroleos Mexicanos	12/20/28	1.000%(Q)	10,000	4.691%	(1,332,488)	(767,758)	(564,730)	CITI
Republic of Greece	06/20/25	1.000%(Q)	20,000	0.128%	175,771	138,923	36,848	BARC
Republic of Hungary	12/20/24	1.000%(Q)	15,000	0.206%	63,595	31,295	32,300	CITI
Republic of Panama	09/20/24	1.000%(Q)	10,210	0.327%	21,506	9,136	12,370	BARC
Republic of Serbia	12/20/25	1.000%(Q)	5,700	0.482%	46,562	(2,302)	48,864	BNP
Simon Property Group LP	06/20/26	1.000%(Q)	68,920	0.267%	999,634	301,807	697,827	GSI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	83,315	0.087%	$83,471	$53,134	$30,337	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	30,600	0.087%	30,658	(27,548)	58,206	BNP
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	29,075	0.087%	29,130	24,728	4,402	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	27,765	0.087%	27,817	17,656	10,161	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	25,000	0.087%	25,047	(22,350)	47,397	BNP
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	8,000	0.087%	8,015	(6,404)	14,419	BARC
Verizon Communications, Inc.	06/20/26	1.000%(Q)		40,810	0.349%	530,201	322,756	207,445	GSI
						$4,959,612	$2,414,251	$2,545,361

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date		Value at July 31, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	250,000	$(17,058,068)		$(18,459,758)		$(1,401,690)
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	237,000	(5,055,278)		(5,314,512)		(259,234)
				$(22,113,346)		$(23,774,270)		$(1,660,924)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	280,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	$(13,420,212)	$23,559,664	$36,979,876
GBP	40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 5.200%	(2,744,672)	7,299,207	10,043,879
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	(1,550,973)	7,207,971	8,758,944
	542,296	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.380%	—	(1,447,580)	(1,447,580)
	691,968	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.380%	—	(708,556)	(708,556)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,273,101	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.380%	$—	$(1,568,817)	$(1,568,817)
1,051,915	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.380%	—	4,885,068	4,885,068
298,540	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.380%	55,220	(1,478,999)	(1,534,219)
1,458,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.380%	504,539	17,035,452	16,530,913
907,365	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.380%	(964,766)	(18,171,523)	(17,206,757)
72,870	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.380%	33,262,750	29,994,738	(3,268,012)
				$15,141,886	$66,606,625	$51,464,739

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR -245bps(T)/ 2.930%	DB	09/21/24	37,500	$554,791	$—	$554,791
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(144,870)	1,467,883	—	1,467,883
Total Return Benchmark Bond Index(T)	1 Day SOFR -55bps(T)/ 4.830%	JPM	12/20/24	(37,173)	126,551	—	126,551
					$2,149,225	$—	$2,149,225
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).